Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Envision Healthcare Corp.
TBD% due 04/29/2027 µ	$77	$76
10.602% due 04/29/2027	423	416
14.077% due 04/28/2028	725	674
Intelsat Jackson Holdings SA 7.445% due 02/01/2029	1,612	1,517

Total Loan Participations and Assignments (Cost $3,194)		2,683

CORPORATE BONDS & NOTES 87.0%
BANKING & FINANCE 15.2%
Acrisure LLC
7.000% due 11/15/2025	745	682
10.125% due 08/01/2026	675	650
AerCap Holdings NV 5.875% due 10/10/2079 •	905	809
Allied Universal Holdco LLC
6.625% due 07/15/2026	8,162	7,289
9.750% due 07/15/2027	1,604	1,321
Ally Financial, Inc. 5.750% due 11/20/2025	2,723	2,644
AssuredPartners, Inc. 7.000% due 08/15/2025	473	438
Brookfield Property REIT, Inc.
4.500% due 04/01/2027	1,292	1,061
5.750% due 05/15/2026	3,117	2,822
Castlelake Aviation Finance DAC 5.000% due 04/15/2027	1,132	964
Commerzbank AG 8.125% due 09/19/2023	2,354	2,321
Credit Acceptance Corp.
5.125% due 12/31/2024	1,454	1,356
6.625% due 03/15/2026	2,652	2,463
Deutsche Bank AG 4.296% due 05/24/2028 •	3,450	3,078
Diversified Healthcare Trust 9.750% due 06/15/2025	1,544	1,400
Enact Holdings, Inc. 6.500% due 08/15/2025	4,245	4,064
Enova International, Inc.
8.500% due 09/01/2024	655	612
8.500% due 09/15/2025	2,238	1,965
Five Point Operating Co. LP 7.875% due 11/15/2025	2,440	1,944
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	875	776
2.700% due 08/10/2026	1,832	1,522
3.350% due 11/01/2022	574	574
3.370% due 11/17/2023	20	19
3.375% due 11/13/2025	250	221
3.550% due 10/07/2022	297	297
3.664% due 09/08/2024	1,347	1,268
3.810% due 01/09/2024	583	565
3.815% due 11/02/2027	200	168
4.063% due 11/01/2024	1,250	1,175
4.134% due 08/04/2025	1,307	1,188
4.271% due 01/09/2027	2,613	2,290
4.389% due 01/08/2026	2,709	2,456
4.542% due 08/01/2026	2,060	1,837
4.687% due 06/09/2025	1,523	1,415
4.950% due 05/28/2027	906	811
5.125% due 06/16/2025	2,512	2,374
5.584% due 03/18/2024	2,106	2,068
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	4,066	3,826
Freedom Mortgage Corp.
6.625% due 01/15/2027	1,061	758
7.625% due 05/01/2026	358	268
8.125% due 11/15/2024	1,615	1,416
8.250% due 04/15/2025	2,179	1,805

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Getty Images, Inc. 9.750% due 03/01/2027	1,178	1,171
Global Aircraft Leasing Co. Ltd. (6.500% Cash or 7.250% PIK) 6.500% due 09/15/2024 (b)	155	117
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	2,714	2,047
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	250	235
GTCR AP Finance, Inc. 8.000% due 05/15/2027	1,446	1,333
HAT Holdings LLC 3.375% due 06/15/2026	4,939	3,970
HUB International Ltd. 7.000% due 05/01/2026	4,256	4,043
Icahn Enterprises LP
4.750% due 09/15/2024	1,716	1,608
6.250% due 05/15/2026	508	476
6.375% due 12/15/2025	1,117	1,060
Intesa Sanpaolo SpA
5.017% due 06/26/2024	6,414	5,985
5.710% due 01/15/2026	563	513
iStar, Inc.
4.250% due 08/01/2025	272	264
4.750% due 10/01/2024	906	895
Jefferson Capital Holdings LLC 6.000% due 08/15/2026	979	821
KCA Deutag U.K. Finance PLC 9.875% due 12/01/2025 (k)	262	241
Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027	1,405	1,133
5.250% due 10/01/2025	1,442	1,329
LFS Topco LLC 5.875% due 10/15/2026	1,493	1,190
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •	3,312	2,565
MPT Operating Partnership LP 5.250% due 08/01/2026	2,020	1,852
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027	825	705
Navient Corp.
5.000% due 03/15/2027	370	303
5.500% due 01/25/2023	1,963	1,955
5.875% due 10/25/2024	851	807
6.125% due 03/25/2024	2,722	2,654
6.750% due 06/25/2025	698	654
6.750% due 06/15/2026	3,300	3,000
7.250% due 09/25/2023	100	100
Newmark Group, Inc. 6.125% due 11/15/2023	2,925	2,886
NFP Corp. 6.875% due 08/15/2028	646	505
NMI Holdings, Inc. 7.375% due 06/01/2025	1,226	1,191
OneMain Finance Corp.
3.500% due 01/15/2027	40	31
5.625% due 03/15/2023	6,378	6,355
6.125% due 03/15/2024	4,076	3,932
6.875% due 03/15/2025	2,465	2,321
7.125% due 03/15/2026	3,820	3,449
8.250% due 10/01/2023	90	91
Oxford Finance LLC 6.375% due 02/01/2027	3,080	2,888
Park Intermediate Holdings LLC 7.500% due 06/01/2025	3,951	3,932
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	4,444	3,805
PRA Group, Inc. 7.375% due 09/01/2025	2,813	2,725
Provident Funding Associates LP 6.375% due 06/15/2025	3,813	3,475
RLJ Lodging Trust LP 3.750% due 07/01/2026	2,045	1,749
Rocket Mortgage LLC 2.875% due 10/15/2026	2,588	2,126
SBA Communications Corp. 3.875% due 02/15/2027	10	9
Service Properties Trust
4.750% due 10/01/2026	1,063	804
7.500% due 09/15/2025	4,457	4,173
Sitka Holdings LLC 8.174% due 07/06/2026 •	1,347	1,289
SLM Corp.
3.125% due 11/02/2026	3,861	3,202
4.200% due 10/29/2025	1,337	1,200

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Starwood Property Trust, Inc.
3.625% due 07/15/2026	1,019	868
3.750% due 12/31/2024	1,899	1,724
4.375% due 01/15/2027	1,322	1,129
4.750% due 03/15/2025	403	367
5.500% due 11/01/2023	795	783
UniCredit SpA 5.861% due 06/19/2032 •	394	325
United Wholesale Mortgage LLC 5.500% due 11/15/2025	890	778
Uniti Group LP 7.875% due 02/15/2025	1,570	1,535
USI, Inc. 6.875% due 05/01/2025	2,743	2,640
VICI Properties LP
3.750% due 02/15/2027	10	9
5.625% due 05/01/2024	2,832	2,787
Voyager Aviation Holdings LLC 8.500% due 05/09/2026	1,147	938
XHR LP 6.375% due 08/15/2025	1,309	1,259

		177,286

INDUSTRIALS 64.9%
Adient Global Holdings Ltd. 4.875% due 08/15/2026	2,754	2,417
ADT Security Corp. 4.125% due 06/15/2023	2,332	2,314
AECOM 5.125% due 03/15/2027	10	9
AerCap Global Aviation Trust 6.500% due 06/15/2045 •	110	101
Air Canada 3.875% due 08/15/2026	2,619	2,252
Albertsons Cos., Inc.
3.250% due 03/15/2026	2,579	2,269
3.500% due 02/15/2023	1,287	1,274
4.625% due 01/15/2027	245	220
7.500% due 03/15/2026	2,880	2,901
Albion Financing 1 SARL 6.125% due 10/15/2026	1,739	1,472
Albion Financing 2 SARL 8.750% due 04/15/2027	316	264
Allegiant Travel Co. 7.250% due 08/15/2027	6,021	5,688
Altice France Holding SA 10.500% due 05/15/2027	5,093	4,001
Altice France SA 8.125% due 02/01/2027	5,607	5,024
AMC Entertainment Holdings, Inc. 10.000% due 06/15/2026 (i)	1,105	756
AMC Networks, Inc.
4.750% due 08/01/2025	5,204	4,660
5.000% due 04/01/2024	1,664	1,590
American Airlines Group, Inc. 3.750% due 03/01/2025 (i)	641	525
American Airlines, Inc.
5.500% due 04/20/2026	11,886	11,182
11.750% due 07/15/2025	3,858	4,035
Antero Resources Corp. 8.375% due 07/15/2026	20	21
Arconic Corp. 6.000% due 05/15/2025	2,377	2,294
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500% due 06/30/2027 (b)	2,498	1,715
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	4,827	4,025
5.250% due 04/30/2025	1,089	1,020
5.250% due 08/15/2027	510	320
Artera Services LLC 9.033% due 12/04/2025	3,932	3,171
Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026	2,839	2,740
At Home Group, Inc.
4.875% due 07/15/2028 (i)	356	249
7.125% due 07/15/2029 (i)	353	209
ATP Tower Holdings LLC 4.050% due 04/27/2026	2,483	1,977
Avient Corp.
5.250% due 03/15/2023	2,109	2,102
5.750% due 05/15/2025	2,100	2,029
Axalta Coating Systems LLC 4.750% due 06/15/2027 (i)	2,344	2,092

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

B&G Foods, Inc. 5.250% due 04/01/2025	3,817	3,326
B.C. Unlimited Liability Co. 5.750% due 04/15/2025	629	624
Ball Corp.
4.000% due 11/15/2023	19	19
4.875% due 03/15/2026	484	460
5.250% due 07/01/2025	5,920	5,794
Bath & Body Works, Inc.
6.694% due 01/15/2027	1,442	1,351
9.375% due 07/01/2025	1,442	1,495
Bausch Health Cos., Inc.
5.500% due 11/01/2025	1,863	1,483
11.000% due 09/30/2028	3,187	3,171
14.000% due 10/15/2030	631	514
BC Ltd. 9.000% due 01/30/2028	1,795	942
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	2,110	1,832
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)	1,194	815
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026	627	572
Berry Global, Inc. 4.500% due 02/15/2026	983	912
Blackstone Mortgage Trust, Inc. 3.750% due 01/15/2027	10	8
Block, Inc. 2.750% due 06/01/2026	4,935	4,246
Bombardier, Inc.
7.125% due 06/15/2026	9,488	8,716
7.500% due 03/15/2025	4,009	3,904
Boxer Parent Co., Inc.
7.125% due 10/02/2025	1,810	1,776
9.125% due 03/01/2026	270	260
Brink's Co. 5.500% due 07/15/2025	1,420	1,346
Buckeye Partners LP
3.950% due 12/01/2026	900	786
4.125% due 03/01/2025	717	657
4.150% due 07/01/2023	270	266
4.350% due 10/15/2024	310	292
6.375% due 01/22/2078 •	1,564	1,266
Caesars Entertainment, Inc. 6.250% due 07/01/2025	11,650	11,247
Caesars Resort Collection LLC 5.750% due 07/01/2025	957	925
Camelot Finance SA 4.500% due 11/01/2026	1,035	938
Carnival Corp.
7.625% due 03/01/2026	1,512	1,151
10.500% due 02/01/2026	5,723	5,671
Carvana Co. 5.625% due 10/01/2025 (i)	3,148	2,219
CCO Holdings LLC 5.500% due 05/01/2026	2,322	2,203
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	3,205	2,921
CEC Entertainment LLC 6.750% due 05/01/2026	1,264	1,139
Cedar Fair LP 5.500% due 05/01/2025	1,425	1,373
CGG SA 8.750% due 04/01/2027 (i)	2,455	2,065
Change Healthcare Holdings LLC 5.750% due 03/01/2025	2,831	2,818
Cheever Escrow Issuer LLC 7.125% due 10/01/2027	3,096	2,775
Chemours Co. 5.375% due 05/15/2027	1,250	1,091
Chesapeake Energy Corp. 5.500% due 02/01/2026	5,754	5,517
Chobani LLC 7.500% due 04/15/2025 (i)	2,104	1,927
Churchill Downs, Inc. 5.500% due 04/01/2027	3,366	3,118
Cimpress PLC 7.000% due 06/15/2026	3,930	2,680
Cinemark USA, Inc.
5.875% due 03/15/2026	536	449
8.750% due 05/01/2025	683	693
Citgo Holding, Inc. 9.250% due 08/01/2024 (i)	265	263

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Citgo Petroleum Corp. 7.000% due 06/15/2025	264	253
Clarios Global LP
6.250% due 05/15/2026	2,475	2,367
6.750% due 05/15/2025	3,430	3,362
Clarivate Science Holdings Corp. 4.875% due 07/01/2029	298	234
Clear Channel International BV 6.625% due 08/01/2025	712	662
Clearwater Paper Corp. 5.375% due 02/01/2025	441	435
Cleveland-Cliffs, Inc. 6.750% due 03/15/2026	2,052	2,021
CNX Resources Corp. 7.250% due 03/14/2027	133	130
Cogent Communications Group, Inc.
3.500% due 05/01/2026	1,264	1,115
7.000% due 06/15/2027	2,636	2,482
Colgate Energy Partners LLC 7.750% due 02/15/2026	899	884
CommScope Technologies LLC
5.000% due 03/15/2027	668	505
6.000% due 06/15/2025	1,740	1,548
CommScope, Inc.
6.000% due 03/01/2026	4,033	3,720
8.250% due 03/01/2027	6,424	5,317
Community Health Systems, Inc.
5.625% due 03/15/2027	10	8
8.000% due 03/15/2026	6,737	5,844
Connect Finco SARL 6.750% due 10/01/2026	6,534	5,723
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026 (i)	494	208
Coty, Inc.
5.000% due 04/15/2026	4,822	4,396
6.500% due 04/15/2026 (i)	4,103	3,786
Crown Americas LLC
4.250% due 09/30/2026	529	480
4.750% due 02/01/2026	411	384
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026	2,207	2,212
CSC Holdings LLC 5.500% due 04/15/2027	312	275
Dave & Buster's, Inc. 7.625% due 11/01/2025	257	253
DCP Midstream Operating LP
3.875% due 03/15/2023	944	933
5.375% due 07/15/2025	597	581
5.625% due 07/15/2027	1,350	1,307
Delta Air Lines, Inc.
2.900% due 10/28/2024	3,155	2,927
3.800% due 04/19/2023	137	136
7.375% due 01/15/2026	9,775	9,897
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (b)	157	145
Diamond Offshore Drilling, Inc. 13.000% due 12/21/2026 «(a)	79	76
Diamond Sports Group LLC 5.375% due 08/15/2026	3,301	661
Diebold Nixdorf, Inc. 9.375% due 07/15/2025 (i)	2,169	1,654
DirecTV Financing LLC 5.875% due 08/15/2027	5,675	4,905
DISH DBS Corp.
5.000% due 03/15/2023	1,971	1,935
5.250% due 12/01/2026	8,476	6,960
5.875% due 11/15/2024	1,436	1,284
7.750% due 07/01/2026	662	509
DKT Finance ApS 9.375% due 06/17/2023	596	577
Earthstone Energy Holdings LLC 8.000% due 04/15/2027	594	561
Energean PLC 6.500% due 04/30/2027	968	853
EnLink Midstream Partners LP
4.150% due 06/01/2025	912	849
4.850% due 07/15/2026	1,013	932
Ensign Drilling, Inc. 9.250% due 04/15/2024	1,051	933
EQM Midstream Partners LP
4.000% due 08/01/2024	1,172	1,092
4.125% due 12/01/2026	1,180	1,002
6.000% due 07/01/2025	1,911	1,769
7.500% due 06/01/2027	2,078	1,984

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Exela Intermediate LLC 11.500% due 07/15/2026	1,338	395
FAGE International SA 5.625% due 08/15/2026	1,659	1,478
Fair Isaac Corp. 5.250% due 05/15/2026	400	380
FMG Resources Pty. Ltd. 5.125% due 05/15/2024	1,068	1,047
Gannett Holdings LLC 6.000% due 11/01/2026	664	511
Garda World Security Corp. 4.625% due 02/15/2027	919	790
Gates Global LLC 6.250% due 01/15/2026	4,241	3,907
GFL Environmental, Inc.
3.750% due 08/01/2025	3,330	3,051
4.250% due 06/01/2025	671	631
5.125% due 12/15/2026	389	363
Global Medical Response, Inc. 6.500% due 10/01/2025	1,188	999
goeasy Ltd.
4.375% due 05/01/2026	1,442	1,262
5.375% due 12/01/2024	2,059	1,935
Golden Entertainment, Inc. 7.625% due 04/15/2026	465	459
Goodyear Tire & Rubber Co. 9.500% due 05/31/2025	251	261
Gran Tierra Energy International Holdings Ltd. 6.250% due 02/15/2025	664	548
Gran Tierra Energy, Inc. 7.750% due 05/23/2027	880	688
Graphic Packaging International LLC
4.750% due 07/15/2027	790	725
4.875% due 11/15/2022	265	265
Gray Television, Inc. 5.875% due 07/15/2026	762	704
GrubHub Holdings, Inc. 5.500% due 07/01/2027	917	635
Gulfport Energy Corp. 8.000% due 05/17/2026	649	647
H-Food Holdings LLC 8.500% due 06/01/2026 (i)	1,811	1,153
Hadrian Merger Sub, Inc. 8.500% due 05/01/2026	2,641	2,426
Hanesbrands, Inc.
4.625% due 05/15/2024	2,070	1,977
4.875% due 05/15/2026	655	590
Harbour Energy PLC 5.500% due 10/15/2026	1,710	1,534
Harsco Corp. 5.750% due 07/31/2027	428	268
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	1,376	1,216
Hertz Corp. 4.625% due 12/01/2026	1,864	1,516
Hess Midstream Operations LP 5.625% due 02/15/2026	3,366	3,200
Hexcel Corp.
4.200% due 02/15/2027	213	197
4.950% due 08/15/2025	867	849
Hillenbrand, Inc.
5.000% due 09/15/2026	1,724	1,610
5.750% due 06/15/2025	208	203
Hilton Domestic Operating Co., Inc. 5.375% due 05/01/2025	2,331	2,284
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027	2,166	1,933
Howmet Aerospace, Inc.
5.125% due 10/01/2024	278	272
5.900% due 02/01/2027	5,366	5,170
6.875% due 05/01/2025	2,146	2,165
Hudbay Minerals, Inc. 4.500% due 04/01/2026	1,137	946
iHeartCommunications, Inc.
6.375% due 05/01/2026	1,058	984
8.375% due 05/01/2027	1,058	892
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	703	599
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	1,778	1,520
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026	2,316	1,931
Intelsat Jackson Holdings SA 6.500% due 03/15/2030	2,242	1,912

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

International Game Technology PLC
4.125% due 04/15/2026	469	429
6.500% due 02/15/2025	1,129	1,128
IQVIA, Inc.
5.000% due 10/15/2026	4,639	4,426
5.000% due 05/15/2027	2,372	2,217
IRB Holding Corp. 7.000% due 06/15/2025	3,079	3,063
Jaguar Land Rover Automotive PLC
5.625% due 02/01/2023 (i)	3,815	3,735
7.750% due 10/15/2025	2,141	1,898
JELD-WEN, Inc.
4.625% due 12/15/2025	1,556	1,263
6.250% due 05/15/2025	259	244
KAR Auction Services, Inc. 5.125% due 06/01/2025	1,266	1,224
KB Home 7.625% due 05/15/2023	489	489
Kronos Acquisition Holdings, Inc. 0.000% due 12/31/2026	341	300
LABL, Inc.
6.750% due 07/15/2026	2,612	2,372
10.500% due 07/15/2027	1,872	1,596
Laredo Petroleum, Inc. 9.500% due 01/15/2025	271	269
Las Vegas Sands Corp.
2.900% due 06/25/2025	564	506
3.500% due 08/18/2026	5,424	4,752
Legacy LifePoint Health LLC
4.375% due 02/15/2027	10	8
6.750% due 04/15/2025	2,073	1,964
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	1,745	1,503
Life Time, Inc. 5.750% due 01/15/2026	886	808
Ligado Networks LLC (15.500% PIK) 15.500% due 11/01/2023 (b)	6,892	2,729
Ligado Networks LLC (17.500% PIK) 17.500% due 05/01/2024 (b)	638	122
Lindblad Expeditions LLC 6.750% due 02/15/2027	922	813
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	2,484	2,405
5.625% due 03/15/2026	1,139	1,088
6.500% due 05/15/2027	3,214	3,099
LSF9 Atlantis Holdings LLC 7.750% due 02/15/2026	1,525	1,363
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	316	303
Manitowoc Co., Inc. 9.000% due 04/01/2026 (i)	2,155	1,964
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025	1,657	1,622
Mattel, Inc.
3.150% due 03/15/2023 (i)	1,946	1,918
3.375% due 04/01/2026	2,382	2,129
Matthews International Corp. 5.250% due 12/01/2025	640	581
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/2024	4,918	4,680
7.250% due 04/15/2025	3,140	2,767
Maxar Technologies, Inc. 7.750% due 06/15/2027	504	475
Mclaren Finance PLC 7.500% due 08/01/2026	2,363	1,931
MEG Energy Corp. 7.125% due 02/01/2027	3,265	3,320
Mercer International, Inc. 5.500% due 01/15/2026	40	37
Merlin Entertainments Ltd. 5.750% due 06/15/2026	527	492
MGM Resorts International
4.625% due 09/01/2026	1,627	1,441
5.500% due 04/15/2027	400	360
5.750% due 06/15/2025	2,316	2,216
6.000% due 03/15/2023	1,004	1,006
6.750% due 05/01/2025	2,613	2,577
Mileage Plus Holdings LLC 6.500% due 06/20/2027	867	850
Millennium Escrow Corp. 6.625% due 08/01/2026	1,473	1,168
Mineral Resources Ltd. 8.125% due 05/01/2027	1,602	1,555

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Mohegan Gaming & Entertainment 8.000% due 02/01/2026	1,040	870
MoneyGram International, Inc. 5.375% due 08/01/2026	1,134	1,113
Moss Creek Resources Holdings, Inc. 7.500% due 01/15/2026	628	549
Murphy Oil USA, Inc. 5.625% due 05/01/2027	394	377
Nabors Industries Ltd. 7.250% due 01/15/2026	2,495	2,176
Nabors Industries, Inc.
5.750% due 02/01/2025	2,798	2,537
7.375% due 05/15/2027	200	185
NCL Corp. Ltd.
3.625% due 12/15/2024	2,503	2,108
5.875% due 03/15/2026	5,337	4,068
5.875% due 02/15/2027	994	830
New Fortress Energy, Inc.
6.500% due 09/30/2026	10	9
6.750% due 09/15/2025	566	537
Newell Brands, Inc.
4.100% due 04/01/2023	2,579	2,579
4.450% due 04/01/2026	9,648	8,890
4.875% due 06/01/2025	302	292
6.375% due 09/15/2027	2,568	2,549
NextEra Energy Operating Partners LP
3.875% due 10/15/2026	35	32
4.250% due 07/15/2024	1,149	1,102
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025	650	638
Nine Energy Service, Inc. 8.750% due 11/01/2023 (i)	396	302
Northriver Midstream Finance LP 5.625% due 02/15/2026	1,440	1,344
Northwest Acquisitions ULC 7.125% due 11/01/2022 ^(c)	2,388	0
NortonLifeLock, Inc. 5.000% due 04/15/2025	1,701	1,623
NOVA Chemicals Corp. 4.875% due 06/01/2024	522	491
Novelis Corp. 3.250% due 11/15/2026	1,860	1,555
NuStar Logistics LP
5.625% due 04/28/2027	1,321	1,154
5.750% due 10/01/2025	2,676	2,484
6.000% due 06/01/2026	1,772	1,626
Occidental Petroleum Corp.
2.700% due 02/15/2023	274	274
5.500% due 12/01/2025 (k)	1,442	1,451
5.550% due 03/15/2026	2,959	2,966
5.875% due 09/01/2025	3,423	3,438
6.950% due 07/01/2024	1,363	1,402
8.000% due 07/15/2025	100	106
Oriflame Investment Holding PLC 5.125% due 05/04/2026	640	373
Outfront Media Capital LLC 6.250% due 06/15/2025	1,009	987
Owens-Brockway Glass Container, Inc.
5.375% due 01/15/2025	1,796	1,659
5.875% due 08/15/2023	794	785
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	298	250
Pactiv LLC 7.950% due 12/15/2025	3,264	3,037
Parkland Corp. 5.875% due 07/15/2027	1,118	1,038
PDC Energy, Inc. 5.750% due 05/15/2026	2,531	2,345
Penske Automotive Group, Inc. 3.500% due 09/01/2025	477	437
Perenti Finance Pty. Ltd. 6.500% due 10/07/2025 (i)	444	409
Performance Food Group, Inc. 6.875% due 05/01/2025	1,441	1,434
Permian Resources Operating LLC
5.375% due 01/15/2026	1,833	1,679
6.875% due 04/01/2027	285	276
Perrigo Finance Unlimited Co. 4.375% due 03/15/2026	2,251	2,068
Photo Holdings Merger Sub, Inc. 8.500% due 10/01/2026	4,149	2,661
Picard Midco, Inc. 6.500% due 03/31/2029	2,000	1,692

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Picasso Finance Sub, Inc. 6.125% due 06/15/2025	1,548	1,519
Post Holdings, Inc. 5.750% due 03/01/2027	1,177	1,125
PRA Health Sciences, Inc. 2.875% due 07/15/2026	333	294
Precision Drilling Corp. 7.125% due 01/15/2026	909	854
Presidio Holdings, Inc. 4.875% due 02/01/2027	2,378	2,106
Prime Healthcare Services, Inc. 7.250% due 11/01/2025	2,488	2,224
Prime Security Services Borrower LLC
5.250% due 04/15/2024	2,609	2,521
5.750% due 04/15/2026	4,648	4,380
PTC, Inc. 3.625% due 02/15/2025	573	535
Quebecor Media, Inc. 5.750% due 01/15/2023	5,237	5,193
QVC, Inc. 4.850% due 04/01/2024	535	504
Radiate Holdco LLC 4.500% due 09/15/2026	3,989	3,277
Range Resources Corp.
4.875% due 05/15/2025	1,947	1,838
5.000% due 03/15/2023	4,346	4,338
Rattler Midstream LP 5.625% due 07/15/2025	776	787
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026	5,948	5,332
Resolute Forest Products, Inc. 4.875% due 03/01/2026	1,025	998
Ritchie Bros Auctioneers, Inc. 5.375% due 01/15/2025	10	10
Rite Aid Corp.
7.500% due 07/01/2025	3,167	2,417
8.000% due 11/15/2026 (i)	2,138	1,518
Rockies Express Pipeline LLC 3.600% due 05/15/2025	372	335
Rolls-Royce PLC
3.625% due 10/14/2025	4,342	3,733
5.750% due 10/15/2027	1,814	1,580
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	2,080	1,533
9.125% due 06/15/2023	2,473	2,519
10.875% due 06/01/2023	7,940	8,124
11.500% due 06/01/2025	2,578	2,743
RP Escrow Issuer LLC 5.250% due 12/15/2025	1,432	1,185
Sabre Global, Inc.
7.375% due 09/01/2025	2,997	2,688
9.250% due 04/15/2025	5,637	5,405
Scientific Games International, Inc. 8.625% due 07/01/2025	3,251	3,332
SCIL LLC 5.375% due 11/01/2026	1,172	907
Seagate HDD Cayman
4.750% due 06/01/2023	2,597	2,564
4.750% due 01/01/2025	870	830
4.875% due 03/01/2024	2,625	2,550
Sealed Air Corp.
5.125% due 12/01/2024	279	270
5.500% due 09/15/2025	385	368
Select Medical Corp. 6.250% due 08/15/2026	2,061	1,942
Sensata Technologies BV
5.000% due 10/01/2025	372	355
5.625% due 11/01/2024	1,187	1,182
Shift4 Payments LLC 4.625% due 11/01/2026	1,144	1,045
Sigma Holdco BV 7.875% due 05/15/2026	1,840	1,190
Sinclair Television Group, Inc. 5.125% due 02/15/2027 (i)	294	244
Sirius XM Radio, Inc. 3.125% due 09/01/2026	2,052	1,805
Six Flags Entertainment Corp. 4.875% due 07/31/2024	3,278	3,126
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025	766	767
Skillz, Inc. 10.250% due 12/15/2026	387	251
SM Energy Co.
5.625% due 06/01/2025	1,443	1,387

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

6.625% due 01/15/2027	912	877
6.750% due 09/15/2026	1,852	1,785
Southwestern Energy Co. 5.700% due 01/23/2025	1,268	1,243
Spectrum Brands, Inc. 5.750% due 07/15/2025	1,210	1,145
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	403	355
3.950% due 06/15/2023 (i)	2,489	2,402
5.500% due 01/15/2025	377	357
7.500% due 04/15/2025	6,405	6,044
Standard Industries, Inc. 5.000% due 02/15/2027	906	804
Staples, Inc.
7.500% due 04/15/2026	5,521	4,643
10.750% due 04/15/2027 (i)	668	496
Stevens Holding Co., Inc. 6.125% due 10/01/2026	364	356
Strathcona Resources Ltd. 6.875% due 08/01/2026	1,434	1,219
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/2025	1,359	1,261
Summer BC Bidco B LLC 5.500% due 10/31/2026	1,719	1,415
Sunnova Energy Corp. 5.875% due 09/01/2026 (i)	970	868
Surgery Center Holdings, Inc.
6.750% due 07/01/2025	595	552
10.000% due 04/15/2027	1,579	1,538
Tap Rock Resources LLC 7.000% due 10/01/2026	335	307
Team Health Holdings, Inc. 6.375% due 02/01/2025 (i)	3,806	2,827
TEGNA, Inc. 4.750% due 03/15/2026	631	610
Tempo Acquisition LLC 5.750% due 06/01/2025	1,491	1,455
Tenet Healthcare Corp.
4.625% due 07/15/2024	1,497	1,449
4.625% due 09/01/2024	3,188	3,089
4.875% due 01/01/2026	4,306	4,007
6.250% due 02/01/2027	10	9
TransDigm U.K. Holdings PLC 6.875% due 05/15/2026	4,074	3,867
TransDigm, Inc.
6.250% due 03/15/2026	11,642	11,312
6.375% due 06/15/2026	3,913	3,702
7.500% due 03/15/2027	10	10
8.000% due 12/15/2025	1,949	1,980
Transocean Guardian Ltd. 5.875% due 01/15/2024	930	878
Transocean Pontus Ltd. 6.125% due 08/01/2025	240	225
Transocean, Inc.
7.250% due 11/01/2025	353	271
7.500% due 01/15/2026	531	394
Travel & Leisure Co.
3.900% due 03/01/2023	60	59
5.650% due 04/01/2024	2,863	2,802
6.000% due 04/01/2027	1,312	1,185
6.600% due 10/01/2025	355	347
6.625% due 07/31/2026	5,057	4,744
Trident TPI Holdings, Inc.
6.625% due 11/01/2025	2,074	1,795
9.250% due 08/01/2024	1,180	1,089
Trinity Industries, Inc. 4.550% due 10/01/2024	435	414
Trinseo Materials Operating S.C.A. 5.375% due 09/01/2025	1,451	1,177
TripAdvisor, Inc. 7.000% due 07/15/2025	1,554	1,513
Triumph Group, Inc.
6.250% due 09/15/2024	4,120	3,761
7.750% due 08/15/2025 (i)	3,434	2,628
8.875% due 06/01/2024	603	596
Trivium Packaging Finance BV 5.500% due 08/15/2026	1,022	915
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026	4,429	3,726
U.S. Foods, Inc. 6.250% due 04/15/2025	5,479	5,391
U.S. Renal Care, Inc. 10.625% due 07/15/2027	1,184	552

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Uber Technologies, Inc. 7.500% due 05/15/2025	3,425	3,421
Under Armour, Inc. 3.250% due 06/15/2026	1,163	1,008
United Airlines, Inc. 4.375% due 04/15/2026	6,274	5,610
Univision Communications, Inc.
5.125% due 02/15/2025	5,138	4,886
6.625% due 06/01/2027	4,390	4,153
USA Compression Partners LP 6.875% due 04/01/2026	4,047	3,730
Vail Resorts, Inc. 6.250% due 05/15/2025	2,239	2,212
Vericast Corp. 11.000% due 09/15/2026	2,514	2,479
Veritas U.S., Inc. 7.500% due 09/01/2025	2,962	2,273
Viasat, Inc. 5.625% due 09/15/2025	6,304	4,903
Videotron Ltd. 5.375% due 06/15/2024	441	433
Viking Cruises Ltd.
6.250% due 05/15/2025	1,606	1,396
13.000% due 05/15/2025	3,234	3,355
VOC Escrow Ltd. 5.000% due 02/15/2028	200	163
W&T Offshore, Inc. 9.750% due 11/01/2023	1,662	1,631
Waste Pro USA, Inc. 5.500% due 02/15/2026	1,732	1,524
Weatherford International Ltd. 11.000% due 12/01/2024	243	248
Weir Group PLC 2.200% due 05/13/2026	2,251	1,894
Wesco Aircraft Holdings, Inc. 9.000% due 11/15/2026 (i)	427	258
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (b)	1,594	1,450
WESCO Distribution, Inc. 7.125% due 06/15/2025	3,259	3,266
Western Digital Corp. 4.750% due 02/15/2026	3,550	3,292
Western Midstream Operating LP
3.350% due 02/01/2025	4,354	4,064
3.950% due 06/01/2025	284	268
4.650% due 07/01/2026	522	489
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)	3,112	2,643
WR Grace Holdings LLC 5.625% due 10/01/2024	259	252
Wynn Las Vegas LLC
4.250% due 05/30/2023	1,869	1,834
5.250% due 05/15/2027 (i)	860	759
5.500% due 03/01/2025	6,387	5,989
Wynn Macau Ltd. 4.875% due 10/01/2024	315	254
Wynn Resorts Finance LLC 7.750% due 04/15/2025	918	898
Xerox Holdings Corp. 5.000% due 08/15/2025	1,704	1,535
XPO Logistics, Inc. 6.250% due 05/01/2025	617	620
Yum! Brands, Inc. 3.875% due 11/01/2023	897	880
Zayo Group Holdings, Inc. 4.000% due 03/01/2027	7,256	5,840
ZF North America Capital, Inc. 4.750% due 04/29/2025	4,059	3,699
Ziggo Bond Co. BV 6.000% due 01/15/2027	1,986	1,661

		758,466

UTILITIES 6.9%
AmeriGas Partners LP 5.500% due 05/20/2025	2,002	1,862
Antero Midstream Partners LP
5.750% due 03/01/2027	4,020	3,726
7.875% due 05/15/2026	1,979	1,991
Blue Racer Midstream LLC
6.625% due 07/15/2026	272	254
7.625% due 12/15/2025	1,652	1,588
Calpine Corp. 5.250% due 06/01/2026	1,428	1,348

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Crestwood Midstream Partners LP
5.625% due 05/01/2027	180	163
5.750% due 04/01/2025	1,484	1,410
CrownRock LP 5.625% due 10/15/2025	4,236	4,062
DPL, Inc. 4.125% due 07/01/2025	395	364
Drax Finco PLC 6.625% due 11/01/2025	1,258	1,214
Duke Energy Corp. 4.500% due 08/15/2032	200	181
Electricite de France SA
5.250% due 01/29/2023 •(g)	2,354	2,184
5.625% due 01/22/2024 •(g)	2,661	2,393
FirstEnergy Corp.
1.600% due 01/15/2026	331	286
2.050% due 03/01/2025	290	268
4.400% due 07/15/2027	4,318	4,016
Genesis Energy LP
5.625% due 06/15/2024	572	539
6.250% due 05/15/2026	1,293	1,125
6.500% due 10/01/2025	1,582	1,432
8.000% due 01/15/2027	5,477	4,813
Holly Energy Partners LP 6.375% due 04/15/2027	667	638
Iliad Holding SASU 6.500% due 10/15/2026	4,127	3,615
Lumen Technologies, Inc.
4.000% due 02/15/2027	1,786	1,504
6.750% due 12/01/2023	10	10
7.500% due 04/01/2024	673	694
NGL Energy Operating LLC 7.500% due 02/01/2026	2,708	2,413
NGL Energy Partners LP 6.125% due 03/01/2025 (i)	333	267
PBF Holding Co. LLC 7.250% due 06/15/2025	1,976	1,890
PBF Logistics LP 6.875% due 05/15/2023 (i)	1,333	1,332
Qwest Corp. 7.250% due 09/15/2025	623	638
Sprint Communications LLC 6.000% due 11/15/2022	1,891	1,893
Sprint Corp.
7.125% due 06/15/2024	2,333	2,372
7.625% due 02/15/2025	660	678
7.625% due 03/01/2026	5,496	5,694
7.875% due 09/15/2023	5,412	5,476
Summit Midstream Holdings LLC 8.500% due 10/15/2026	530	498
Tallgrass Energy Partners LP
6.000% due 03/01/2027	768	698
7.500% due 10/01/2025	2,774	2,730
Telecom Italia SpA 5.303% due 05/30/2024	2,015	1,906
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024	914	891
Transocean Poseidon Ltd. 6.875% due 02/01/2027	1,703	1,562
Transocean Proteus Ltd. 6.250% due 12/01/2024	328	309
Transocean Sentry Ltd. 5.375% due 05/15/2023	1,895	1,848
Vistra Operations Co. LLC
5.500% due 09/01/2026	2,731	2,537
5.625% due 02/15/2027	3,420	3,209

		80,521

Total Corporate Bonds & Notes (Cost $1,126,686)		1,016,273

	SHARES
COMMON STOCKS 0.3%
COMMUNICATION SERVICES 0.1%
iHeartMedia, Inc. 'B' «(d)	122,615	809

FINANCIALS 0.2%
Intelsat SA «(d)(k)	90,699	2,539

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Newco, Inc. «(d)	5,855	419

		2,958

INDUSTRIALS 0.0%
Bruin Blocker LLC «(d)(k)	182,994	0
Voyager Aviation Holdings LLC «(d)	530	0

		0

INFORMATION TECHNOLOGY 0.0%
Riverbed Technology, Inc. «(d)(k)	22,812	23

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(d)	214,645	0

Total Common Stocks (Cost $11,679)		3,790

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)	19,758	84

Total Rights (Cost $0)		84

WARRANTS 0.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	1,029	0
Intelsat Emergence SA - Exp. 02/17/2027 «	28,334	98
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «	8,526	43

Total Warrants (Cost $3,431)		141

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.0%
AGFC Capital Trust 4.262% (US0003M + 1.750%) due 01/15/2067 ~	453,000	241

INDUSTRIALS 0.1%
Voyager Aviation Holdings LLC 9.500% «	3,178	995

Total Preferred Securities (Cost $1,312)		1,236

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.4%
REPURCHASE AGREEMENTS (l) 6.6%		77,304

SHORT-TERM NOTES 0.9%
Federal Home Loan Bank 2.980% due 01/06/2023 •	$9,960	9,960

U.S. TREASURY BILLS 2.9%
2.494% due 10/13/2022 - 10/27/2022 (e)(f)(o)	33,600	33,549

Total Short-Term Instruments (Cost $120,814)		120,813

Total Investments in Securities (Cost $1,267,116)		1,145,020

	SHARES
INVESTMENTS IN AFFILIATES 2.4%
SHORT-TERM INSTRUMENTS 2.4%
MUTUAL FUNDS 2.4%
PIMCO Government Money Market Fund 2.920% (h)(i)(j)	27,897,749	27,898

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Total Short-Term Instruments (Cost $27,898)	27,898

Total Investments in Affiliates (Cost $27,898)	27,898

Total Investments 100.4% (Cost $1,295,014)	$1,172,918
Financial Derivative Instruments (m)(n) (0.1)%(Cost or Premiums, net $(471))	(1,735)
Other Assets and Liabilities, net (0.3)%	(2,520)

Net Assets 100.0%	$1,168,663

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Securities with an aggregate market value of $29,783 were out on loan in exchange for $30,381 of cash collateral as of September 30, 2022.
(j)	Coupon represents a 7-Day Yield.
(k)	RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bruin Blocker LLC						04/20/2021	$0	$0	0.00%
Intelsat SA						10/02/2018 - 02/23/2022	6,884	2,539	0.22
KCA Deutag U.K. Finance PLC 9.875% due 12/01/2025						12/21/2020	270	241	0.02
Occidental Petroleum Corp. 5.500% due 12/01/2025						07/22/2021 - 12/28/2021	1,564	1,451	0.12
Riverbed Technology, Inc.						04/24/2018 - 12/07/2021	1,634	23	0.00

							$10,352	$4,254	0.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$5,204		U.S. Treasury Bills 0.000% due 03/30/2023	$(5,308)	$5,204	$5,204
IND	2.970	09/30/2022	10/03/2022	72,100		U.S. Treasury Notes 0.750% due 05/31/2026	(73,719)	72,100	72,118

Total Repurchase Agreements							$(79,027)	$77,304	$77,322

(1)	Includes accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
							Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures				12/2022	247	$26,554	$(913)	$0	$(66)

Total Futures Contracts							$(913)	$0	$(66)

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(4)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$50,589	$884	$(1,938)	$(1,054)	$0	$(17)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	27,200	(1,193)	126	(1,067)	0	(9)

Total Swap Agreements	$(309)	$(1,812)	$(2,121)	$0	$(26)

Cash of $8,743 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	$15,800	$(66)	$(690)	$0	$(756)
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	1.049%	Maturity	12/20/2022	21,600	(96)	(792)	0	(888)

Total Swap Agreements	$(162)	$(1,482)	$0	$(1,644)

(o)

Securities with an aggregate market value of $1,674 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,683	$0	$2,683
Corporate Bonds & Notes
Banking & Finance	0	177,286	0	177,286
Industrials	0	758,390	76	758,466
Utilities	0	80,521	0	80,521
Common Stocks
Communication Services	0	0	809	809
Financials	0	0	2,958	2,958
Information Technology	0	0	23	23
Rights
Financials	0	0	84	84
Warrants
Financials	0	0	141	141
Preferred Securities
Banking & Finance	0	241	0	241
Industrials	0	0	995	995
Short-Term Instruments
Repurchase Agreements	0	77,304	0	77,304
Short-Term Notes	0	9,960	0	9,960
U.S. Treasury Bills	0	33,549	0	33,549

$0	$1,139,934	$5,086	$1,145,020
Investments in Affiliates, at Value
Short-Term Instruments

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Mutual Funds	27,898	0	0	27,898

Total Investments	$27,898	$1,139,934	$5,086	$1,172,918

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(92)	0	(92)
Over the counter	0	(1,644)	0	(1,644)

	$0	$(1,736)	$0	$(1,736)

Total Financial Derivative Instruments	$0	$(1,736)	$0	$(1,736)

Totals	$27,898	$1,138,198	$5,086	$1,171,182

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2024	$132,059	$127,563
0.125% due 10/15/2024	51,155	49,202
0.125% due 04/15/2025	108,711	103,141
0.125% due 10/15/2025	18,840	17,803
0.125% due 04/15/2026	161,302	150,686
0.125% due 07/15/2026	16,902	15,807
0.125% due 10/15/2026	24,990	23,288
0.125% due 04/15/2027	25,666	23,675
0.125% due 01/15/2032	13,489	11,672
0.250% due 01/15/2025	97,185	93,021
0.375% due 07/15/2025	105,970	101,294
0.375% due 01/15/2027	62,444	58,353
0.375% due 07/15/2027	44,589	41,620
0.500% due 04/15/2024	104,278	101,341
0.500% due 01/15/2028	100,359	93,187
0.625% due 01/15/2024	69,920	68,286
0.625% due 01/15/2026	169,703	162,032
0.750% due 07/15/2028	23,096	21,716
2.375% due 01/15/2025	87,828	88,179

Total U.S. Treasury Obligations (Cost $1,490,072)		1,351,866

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		1,790

Total Short-Term Instruments (Cost $1,790)		1,790

Total Investments in Securities (Cost $1,491,862)		1,353,656

Total Investments 99.9% (Cost $1,491,862)		$1,353,656
Other Assets and Liabilities, net 0.1%		1,454

Net Assets 100.0%		$1,355,110

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$1,790	U.S. Treasury Bills 0.000% due 03/30/2023		$(1,826)	$1,790	$1,790

Total Repurchase Agreements							$(1,826)	$1,790	$1,790

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$1,351,866	$0	$1,351,866
Short-Term Instruments
Repurchase Agreements					0	1,790	0	1,790

Total Investments					$0	$1,353,656	$0	$1,353,656

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$16,496	$10,379
0.125% due 02/15/2052	19,819	12,561
0.250% due 02/15/2050	35,979	23,638
0.625% due 02/15/2043	79,120	60,935
0.750% due 02/15/2042	73,997	59,597
0.750% due 02/15/2045	81,080	62,640
0.875% due 02/15/2047	63,893	50,202
1.000% due 02/15/2046	68,155	55,360
1.000% due 02/15/2048	63,840	51,838
1.000% due 02/15/2049	40,732	33,235
1.375% due 02/15/2044	78,267	69,770
2.125% due 02/15/2040	11,229	11,706
2.125% due 02/15/2041	62,473	64,532

Total U.S. Treasury Obligations (Cost $854,640)		566,393

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		347

Total Short-Term Instruments (Cost $347)		347

Total Investments in Securities (Cost $854,987)		566,740

Total Investments 99.9% (Cost $854,987)		$566,740
Other Assets and Liabilities, net 0.1%		785

Net Assets 100.0%		$567,525

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$347	U.S. Treasury Bills 0.000% due 03/30/2023		$(354)	$347	$347

Total Repurchase Agreements							$(354)	$347	$347

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$566,393	$0	$566,393
Short-Term Instruments
Repurchase Agreements					0	347	0	347

Total Investments					$0	$566,740	$0	$566,740

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury STRIPS (a)
0.000% due 05/15/2047	$15,186	$5,706
0.000% due 08/15/2047	68,097	25,459
0.000% due 11/15/2047	68,426	25,476
0.000% due 02/15/2048	68,846	25,614
0.000% due 05/15/2048	68,339	25,484
0.000% due 08/15/2048	68,534	25,410
0.000% due 11/15/2048	78,465	29,304
0.000% due 02/15/2049	72,191	26,919
0.000% due 05/15/2049	71,530	26,518
0.000% due 08/15/2049	71,772	26,375
0.000% due 11/15/2049	69,207	25,353
0.000% due 02/15/2050	67,968	24,479
0.000% due 05/15/2050	71,527	25,367
0.000% due 08/15/2050	74,890	26,402
0.000% due 11/15/2050	74,445	26,121
0.000% due 02/15/2051	72,558	25,333
0.000% due 05/15/2051	87,130	30,408
0.000% due 08/15/2051	86,895	30,056
0.000% due 11/15/2051	67,863	23,311
0.000% due 02/15/2052	48,958	16,762
0.000% due 05/15/2052	58,059	20,061

Total U.S. Treasury Obligations (Cost $737,494)		515,918

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		2,354

Total Short-Term Instruments (Cost $2,354)		2,354

Total Investments in Securities (Cost $739,848)		518,272

Total Investments 100.0% (Cost $739,848)		$518,272
Other Assets and Liabilities, net 0.0%		(68)

Net Assets 100.0%		$518,204

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$2,354	U.S. Treasury Bills 0.000% due 03/30/2023		$(2,401)	$2,354	$2,354

Total Repurchase Agreements							$(2,401)	$2,354	$2,354

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$515,918	$0	$515,918
Short-Term Instruments
Repurchase Agreements					0	2,354	0	2,354

Total Investments					$0	$518,272	$0	$518,272

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
AAdvantage Loyalty IP Ltd. 7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~	$3,700	$3,595
Air Canada 6.421% (LIBOR03M + 3.500%) due 08/11/2028 ~	2,594	2,473
Avolon TLB Borrower 1 (U.S.) LLC 5.264% (LIBOR01M + 2.250%) due 12/01/2027 ~	1,284	1,254
Castlelake LP 5.733% (LIBOR01M + 2.950%) due 05/13/2031 «~	6,233	5,657
SkyMiles IP Ltd. 6.460% (LIBOR03M + 3.750%) due 10/20/2027 ~	4,900	4,926
Twin River Worldwide Holdings, Inc. 5.935% (LIBOR01M + 3.250%) due 10/02/2028 ~	3,970	3,596
United Airlines, Inc. 6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~	1,979	1,897
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	2,229	1,905

Total Loan Participations and Assignments (Cost $26,915)		25,303

CORPORATE BONDS & NOTES 37.5%
BANKING & FINANCE 23.2%
AerCap Ireland Capital DAC 3.875% due 01/23/2028	2,100	1,816
Aircastle Ltd. 4.250% due 06/15/2026	3,800	3,413
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,228
American Homes 4 Rent LP 4.250% due 02/15/2028	2,900	2,675
American Tower Corp.
1.300% due 09/15/2025	4,000	3,551
3.375% due 10/15/2026	3,300	3,020
AmFam Holdings, Inc. 2.805% due 03/11/2031	700	544
Antares Holdings LP
2.750% due 01/15/2027	4,050	3,229
3.750% due 07/15/2027	3,700	2,992
3.950% due 07/15/2026	1,000	856
Arch Capital Group Ltd. 3.635% due 06/30/2050	6,900	4,716
Ares Capital Corp.
2.875% due 06/15/2027	6,000	5,020
2.875% due 06/15/2028	6,000	4,732
Ares Finance Co. LLC 3.250% due 06/15/2030	3,500	2,869
AvalonBay Communities, Inc. 2.450% due 01/15/2031	2,550	2,084
Aviation Capital Group LLC
3.500% due 11/01/2027	500	416
5.500% due 12/15/2024	1,500	1,454
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	1,993	1,562
2.875% due 02/15/2025	3,900	3,532
3.950% due 07/01/2024	3,500	3,314
Banco de Credito e Inversiones SA 2.875% due 10/14/2031	2,800	2,168
Banco Santander SA 3.490% due 05/28/2030	3,400	2,732
Bank of America Corp.
2.687% due 04/22/2032 •	12,200	9,539
3.093% due 10/01/2025 •	6,500	6,178
3.593% due 07/21/2028 •	9,000	8,137
Barclays Bank PLC 7.625% due 11/21/2022 (e)	18,600	18,601
Barclays PLC
2.667% due 03/10/2032 •	800	586
2.852% due 05/07/2026 •	2,100	1,908
4.375% due 01/12/2026	4,100	3,869
4.375% due 03/15/2028 •(d)(e)	2,200	1,361
4.972% due 05/16/2029 •	1,000	901
7.750% due 09/15/2023 •(d)(e)	1,100	1,019

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

BGC Partners, Inc.
3.750% due 10/01/2024	3,300	3,171
5.375% due 07/24/2023	5,000	4,999
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	3,000	2,425
Blue Owl Finance LLC 3.125% due 06/10/2031	4,300	3,059
BNP Paribas SA
1.904% due 09/30/2028 •	3,200	2,587
2.219% due 06/09/2026 •	6,250	5,625
4.400% due 08/14/2028	700	631
4.500% due 02/25/2030 •(d)(e)	200	136
4.625% due 02/25/2031 •(d)(e)	2,000	1,285
Brandywine Operating Partnership LP 3.950% due 11/15/2027	1,500	1,323
Brixmor Operating Partnership LP
3.650% due 06/15/2024	7,000	6,765
4.125% due 05/15/2029	5,000	4,352
Cantor Fitzgerald LP 4.875% due 05/01/2024	1,300	1,271
Capital One Financial Corp. 4.200% due 10/29/2025	15	14
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,500	3,829
Charles Schwab Corp. 1.950% due 12/01/2031	1,300	992
CI Financial Corp.
3.200% due 12/17/2030	4,000	2,905
4.100% due 06/15/2051	2,500	1,492
Citigroup, Inc.
2.976% due 11/05/2030 •	6,100	5,021
3.668% due 07/24/2028 •	7,300	6,581
3.887% due 01/10/2028 •	10,750	9,905
3.980% due 03/20/2030 •	3,700	3,288
CNO Global Funding 1.650% due 01/06/2025	5,700	5,237
Corebridge Financial, Inc. 3.850% due 04/05/2029	2,000	1,765
Credit Suisse AG 6.500% due 08/08/2023 (e)	15,400	15,243
Credit Suisse Group AG
3.750% due 03/26/2025	5,600	5,223
6.250% due 12/18/2024 •(d)(e)	200	172
6.373% due 07/15/2026 •	1,600	1,547
7.500% due 07/17/2023 •(d)(e)	2,000	1,720
7.500% due 12/11/2023 •(d)(e)	6,700	6,175
Crown Castle, Inc.
4.300% due 02/15/2029	2,000	1,837
4.450% due 02/15/2026	5,200	5,018
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	1,300	1,199
Deutsche Bank AG
2.129% due 11/24/2026 •(f)	2,000	1,700
3.035% due 05/28/2032 •(f)	12,700	9,122
3.547% due 09/18/2031 •	7,600	5,805
3.729% due 01/14/2032 •(f)	2,200	1,484
3.742% due 01/07/2033 •	2,900	1,884
3.961% due 11/26/2025 •	5,300	4,952
4.500% due 04/01/2025	300	279
Discover Financial Services 4.500% due 01/30/2026	5,400	5,126
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	7,800	6,532
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025	251	248
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	109	109
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,000	938
F&G Global Funding 2.000% due 09/20/2028	800	648
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	300	282
5.625% due 08/16/2032	2,000	1,847
Farmers Insurance Exchange 4.747% due 11/01/2057 •	2,000	1,653
Fidelity National Financial, Inc. 2.450% due 03/15/2031	3,050	2,266
First American Financial Corp. 4.000% due 05/15/2030	4,000	3,340
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	3,300	2,928
2.700% due 08/10/2026	3,600	2,990
2.900% due 02/10/2029	2,000	1,518
3.550% due 10/07/2022	5,000	5,004

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Freedom Mortgage Corp. 8.250% due 04/15/2025	1,564	1,295
FS KKR Capital Corp.
2.625% due 01/15/2027	6,000	4,852
3.125% due 10/12/2028	1,200	933
GA Global Funding Trust
1.625% due 01/15/2026	4,200	3,686
2.250% due 01/06/2027	7,500	6,505
General Motors Financial Co., Inc. 3.283% (US0003M + 0.990%) due 01/05/2023 ~	500	500
Global Atlantic Fin Co. 4.400% due 10/15/2029	6,000	5,100
GLP Capital LP
4.000% due 01/15/2030	5,100	4,270
5.300% due 01/15/2029	400	365
5.750% due 06/01/2028	3,000	2,816
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •	3,100	2,824
3.691% due 06/05/2028 •	7,600	6,881
3.850% due 01/26/2027	13,900	12,932
4.223% due 05/01/2029 •	3,200	2,913
4.754% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,500	5,459
Golub Capital BDC, Inc.
2.050% due 02/15/2027	1,500	1,205
2.500% due 08/24/2026	3,000	2,518
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	5,000	4,535
Healthcare Realty Holdings LP 3.750% due 07/01/2027	4,600	4,228
HSBC Holdings PLC
2.099% due 06/04/2026 •	3,500	3,137
2.804% due 05/24/2032 •	9,000	6,627
4.250% due 03/14/2024	6,000	5,877
4.250% due 08/18/2025	7,660	7,276
4.292% due 09/12/2026 •	750	708
4.583% due 06/19/2029 •	5,300	4,732
6.000% due 05/22/2027 •(d)(e)	2,600	2,161
6.250% due 03/23/2023 •(d)(e)	200	192
6.500% due 03/23/2028 •(d)(e)	3,300	2,770
Hudson Pacific Properties LP 3.950% due 11/01/2027	900	805
Hyundai Capital Services, Inc. 0.750% due 09/15/2023	5,000	4,795
ING Groep NV
3.875% due 05/16/2027 •(d)(e)	600	393
4.250% due 05/16/2031 •(d)(e)	600	365
Intesa Sanpaolo SpA 4.950% due 06/01/2042 •	8,000	4,762
Jackson National Life Global Funding 1.750% due 01/12/2025	3,500	3,220
JPMorgan Chase & Co.
2.963% due 01/25/2033 •	3,000	2,362
3.782% due 02/01/2028 •	13,000	11,934
3.960% due 01/29/2027 •	5,000	4,723
4.005% due 04/23/2029 •	6,000	5,418
4.023% due 12/05/2024 •	140	138
4.493% due 03/24/2031 •	4,900	4,464
KKR Financial Holdings LLC 5.400% due 05/23/2033	6,000	5,574
KKR Group Finance Co. LLC
3.250% due 12/15/2051	1,000	653
3.750% due 07/01/2029	1,250	1,114
LeasePlan Corp. NV 2.875% due 10/24/2024	3,300	3,099
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,000	3,098
4.300% due 02/01/2061	4,800	3,032
Life Storage LP 3.875% due 12/15/2027	2,100	1,914
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	16,300	14,316
4.450% due 05/08/2025	1,000	967
7.500% due 09/27/2025 •(d)(e)	5,000	4,575
Loews Corp. 3.200% due 05/15/2030	2,050	1,751
Low Income Investment Fund 3.711% due 07/01/2029	2,500	2,304
LXP Industrial Trust 2.375% due 10/01/2031	3,500	2,548
Maple Grove Funding Trust 4.161% due 08/15/2051	5,500	3,743
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •	3,250	2,882
Metropolitan Life Global Funding 1.875% due 01/11/2027	5,000	4,371

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Mid-America Apartments LP 4.000% due 11/15/2025	7,500	7,255
Mitsubishi UFJ Financial Group, Inc. 2.341% due 01/19/2028 •	10,000	8,653
MMcapS Funding Ltd. 3.931% (US0003M + 0.290%) due 12/26/2039 ~	566	536
Morgan Stanley
0.000% due 04/02/2032 þ(f)	9,000	5,084
2.511% due 10/20/2032 •	2,200	1,684
2.699% due 01/22/2031 •	7,800	6,332
3.125% due 07/27/2026	660	609
3.772% due 01/24/2029 •	5,500	4,954
4.431% due 01/23/2030 •	1,900	1,749
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028	1,000	953
NatWest Group PLC
4.519% due 06/25/2024 •	5,000	4,942
4.600% due 06/28/2031 •(d)(e)	200	126
4.800% due 04/05/2026	1,000	960
New York Life Insurance Co. 4.450% due 05/15/2069	3,700	2,914
Nippon Life Insurance Co. 2.750% due 01/21/2051 •	5,750	4,493
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028	1,000	754
3.875% due 09/21/2023	3,800	3,734
Nomura Holdings, Inc.
2.329% due 01/22/2027	5,000	4,304
2.608% due 07/14/2031	9,300	6,910
2.648% due 01/16/2025	2,300	2,156
2.710% due 01/22/2029	950	774
Nordea Bank Abp
3.750% due 03/01/2029 •(d)(e)	5,000	3,313
6.125% due 09/23/2024 •(d)	550	514
6.625% due 03/26/2026 •(d)(e)	5,600	5,200
Ohio National Financial Services, Inc. 6.050% due 01/24/2030	3,300	3,063
Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	3,350	3,077
5.250% due 01/15/2026	200	194
Owl Rock Capital Corp. 2.875% due 06/11/2028	6,300	4,807
Pacific Life Insurance Co. 9.250% due 06/15/2039	5,000	6,513
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	699	685
Physicians Realty LP 4.300% due 03/15/2027	2,000	1,874
Preferred Term Securities Ltd. 3.593% (US0003M + 0.300%) due 03/22/2037 ~	1,864	1,713
Realty Income Corp.
3.100% due 12/15/2029	4,000	3,440
3.950% due 08/15/2027	300	282
RGA Global Funding 2.700% due 01/18/2029	2,900	2,431
Santander Holdings USA, Inc. 2.490% due 01/06/2028 •	5,400	4,510
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	10,000	8,325
2.469% due 01/11/2028 •	5,000	4,168
3.373% due 01/05/2024 •	2,900	2,882
3.823% due 11/03/2028 •	5,000	4,301
Service Properties Trust 3.950% due 01/15/2028	3,000	2,045
Societe Generale SA
5.375% due 11/18/2030 •(d)(e)	3,200	2,201
7.375% due 10/04/2023 •(d)(e)	1,300	1,185
Spirit Realty LP 4.450% due 09/15/2026	700	668
Standard Chartered PLC 3.557% (SOFRRATE + 1.250%) due 10/14/2023 ~	15,000	14,997
STORE Capital Corp. 4.625% due 03/15/2029	2,100	2,010
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024	6,800	6,432
Swedbank AB 4.000% due 03/17/2029 •(d)(e)	400	265
Synovus Financial Corp. 5.200% due 08/11/2025	1,800	1,768
Trust Fibra Uno
4.869% due 01/15/2030	4,900	3,748
6.950% due 01/30/2044	300	230
UBS Group AG
5.125% due 07/29/2026 •(d)	800	679
7.000% due 02/19/2025 •(d)(e)	200	191

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

UDR, Inc. 3.500% due 07/01/2027	2,400	2,201
UniCredit SpA 7.830% due 12/04/2023	5,000	5,043
Wells Fargo & Co.
2.572% due 02/11/2031 •	9,500	7,616
3.350% due 03/02/2033 •	4,500	3,655
3.550% due 09/29/2025	800	761
3.584% due 05/22/2028 •	17,250	15,623
4.478% due 04/04/2031 •	1,600	1,465
Willis North America, Inc. 2.950% due 09/15/2029	1,300	1,071
WP Carey, Inc. 2.400% due 02/01/2031	3,900	2,999

		703,107

INDUSTRIALS 11.9%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	2,700	2,044
Air Canada 3.875% due 08/15/2026	1,000	860
Air Canada Pass-Through Trust 5.250% due 10/01/2030	2,110	1,987
Aker BP ASA
2.000% due 07/15/2026	700	605
3.100% due 07/15/2031	200	157
Alcon Finance Corp. 2.600% due 05/27/2030	3,200	2,586
American Airlines Pass-Through Trust
3.375% due 11/01/2028	8,822	7,360
3.700% due 04/01/2028	1,861	1,588
4.000% due 01/15/2027	2,466	2,113
American Airlines, Inc.
5.500% due 04/20/2026	3,900	3,669
5.750% due 04/20/2029	1,400	1,224
Arrow Electronics, Inc.
3.250% due 09/08/2024	5,000	4,816
3.875% due 01/12/2028	2,500	2,263
Ashtead Capital, Inc. 4.250% due 11/01/2029	5,000	4,369
Bacardi Ltd.
4.450% due 05/15/2025	5,000	4,799
5.150% due 05/15/2038	1,200	1,036
BAT Capital Corp.
2.259% due 03/25/2028	5,200	4,144
4.390% due 08/15/2037	3,200	2,288
BAT International Finance PLC 1.668% due 03/25/2026	3,700	3,202
Bio-Rad Laboratories, Inc. 3.300% due 03/15/2027	1,000	909
Boeing Co.
5.705% due 05/01/2040	100	88
5.805% due 05/01/2050	100	87
Bowdoin College 4.693% due 07/01/2112	3,400	2,915
Broadcom, Inc.
3.187% due 11/15/2036	3,600	2,470
3.419% due 04/15/2033	2,000	1,530
3.469% due 04/15/2034	500	376
4.110% due 09/15/2028	7,435	6,707
California Institute of Technology 4.283% due 09/01/2116	3,000	2,318
CDW LLC 2.670% due 12/01/2026	3,000	2,608
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	1,000	932
Charter Communications Operating LLC
4.908% due 07/23/2025	2,000	1,952
5.050% due 03/30/2029	2,000	1,843
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/2027	5,000	4,847
Choice Hotels International, Inc. 3.700% due 12/01/2029	6,700	5,656
Claremont Mckenna College 3.775% due 01/01/2122	3,000	1,961
CommonSpirit Health 4.187% due 10/01/2049	7,300	5,481
Corp. Nacional del Cobre de Chile
3.625% due 08/01/2027	4,000	3,665
4.500% due 09/16/2025	3,500	3,392
CVS Health Corp.
3.000% due 08/15/2026	4,000	3,696
3.750% due 04/01/2030	2,600	2,316
4.125% due 04/01/2040	4,200	3,353
5.300% due 12/05/2043	2,000	1,809

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

DAE Funding LLC
2.625% due 03/20/2025	4,000	3,672
3.375% due 03/20/2028	5,000	4,255
Dell International LLC
4.000% due 07/15/2024	6,500	6,386
4.900% due 10/01/2026	3,000	2,894
5.300% due 10/01/2029	2,400	2,239
6.020% due 06/15/2026	1,000	1,005
6.100% due 07/15/2027	700	707
6.200% due 07/15/2030	1,000	975
Delta Air Lines, Inc.
4.375% due 04/19/2028	800	676
4.750% due 10/20/2028	1,800	1,679
7.000% due 05/01/2025	200	202
7.375% due 01/15/2026	2,200	2,228
Diamondback Energy, Inc. 3.500% due 12/01/2029	200	173
eBay, Inc. 3.600% due 06/05/2027	1,000	927
Ecopetrol SA 5.875% due 09/18/2023	5,200	5,168
Energy Transfer LP
3.900% due 05/15/2024	2,750	2,683
3.900% due 07/15/2026	100	93
5.950% due 12/01/2025	2,300	2,310
Enterprise Products Operating LLC 5.700% due 02/15/2042	200	186
Equinor ASA 3.125% due 04/06/2030	2,100	1,844
ERAC USA Finance LLC 3.800% due 11/01/2025	900	852
Expedia Group, Inc.
3.800% due 02/15/2028	2,500	2,224
6.250% due 05/01/2025	1,054	1,062
Ferguson Finance PLC 3.250% due 06/02/2030	2,000	1,647
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	2,700	2,105
4.317% due 12/30/2039	2,700	1,923
Flex Ltd.
4.750% due 06/15/2025	1,600	1,565
4.875% due 06/15/2029	2,000	1,810
Ford Motor Co. 5.291% due 12/08/2046	1,000	707
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	6,950	6,236
General Electric Co. 4.250% due 05/01/2040	6,000	4,725
Georgetown University 5.215% due 10/01/2118	6,560	5,583
Global Payments, Inc.
2.650% due 02/15/2025	2,600	2,433
3.200% due 08/15/2029	2,600	2,170
Hyatt Hotels Corp. 1.800% due 10/01/2024	3,000	2,815
Hyundai Capital America 5.875% due 04/07/2025	6,000	6,015
Imperial Brands Finance PLC
3.500% due 07/26/2026	5,000	4,518
3.875% due 07/26/2029	3,000	2,552
Infor, Inc. 1.750% due 07/15/2025	6,100	5,494
KB Home 4.000% due 06/15/2031	4,000	2,945
Kinder Morgan, Inc.
5.625% due 11/15/2023	2,000	2,002
7.750% due 01/15/2032	3,000	3,252
Las Vegas Sands Corp.
3.200% due 08/08/2024	3,600	3,396
3.500% due 08/18/2026	1,100	964
Marriott International, Inc. 2.750% due 10/15/2033	1,300	946
Massachusetts Institute of Technology 4.678% due 07/01/2114	1,360	1,160
MDC Holdings, Inc.
3.966% due 08/06/2061	5,000	2,647
6.000% due 01/15/2043	500	376
Melco Resorts Finance Ltd. 5.750% due 07/21/2028	400	258
MGM China Holdings Ltd.
5.250% due 06/18/2025	400	336
5.875% due 05/15/2026	200	162
Micron Technology, Inc. 4.185% due 02/15/2027	6,000	5,610
Mileage Plus Holdings LLC 6.500% due 06/20/2027	4,845	4,751

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

MPLX LP 4.250% due 12/01/2027	4,200	3,917
National Fuel Gas Co. 2.950% due 03/01/2031	3,900	3,050
New York & Presbyterian Hospital 4.763% due 08/01/2116	3,000	2,565
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	3,850	3,745
3.522% due 09/17/2025	3,800	3,498
NXP BV
3.150% due 05/01/2027	700	625
3.400% due 05/01/2030	1,000	835
Oracle Corp. 3.950% due 03/25/2051 (f)	2,000	1,330
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	3,882
Perrigo Finance Unlimited Co.
4.375% due 03/15/2026	200	184
4.400% due 06/15/2030	1,900	1,551
Petroleos Mexicanos
6.490% due 01/23/2027	311	261
6.700% due 02/16/2032	4,600	3,234
Prosus NV
3.257% due 01/19/2027	2,500	2,096
3.680% due 01/21/2030	2,700	2,026
4.193% due 01/19/2032	2,300	1,691
Quanta Services, Inc. 2.900% due 10/01/2030	4,850	3,884
RELX Capital, Inc. 3.000% due 05/22/2030	500	423
Reynolds American, Inc. 5.850% due 08/15/2045	710	559
Rockies Express Pipeline LLC 3.600% due 05/15/2025	3,000	2,704
Royalty Pharma PLC 1.750% due 09/02/2027	5,000	4,139
S&P Global, Inc. 4.750% due 08/01/2028	500	489
Sabine Pass Liquefaction LLC
5.625% due 03/01/2025	2,000	2,000
5.875% due 06/30/2026	3,000	3,005
Sands China Ltd.
2.800% due 03/08/2027	900	716
3.350% due 03/08/2029	2,000	1,489
3.750% due 08/08/2031	1,800	1,294
4.300% due 01/08/2026	800	683
5.625% due 08/08/2025	800	726
5.900% due 08/08/2028	2,300	1,938
ServiceNow, Inc. 1.400% due 09/01/2030	900	664
Sprint Spectrum Co. LLC 4.738% due 03/20/2025	4,063	4,006
Starbucks Corp. 4.450% due 08/15/2049	200	164
Studio City Finance Ltd.
5.000% due 01/15/2029	700	312
6.000% due 07/15/2025	200	112
Syngenta Finance NV 4.441% due 04/24/2023	5,400	5,370
T-Mobile USA, Inc.
1.500% due 02/15/2026	900	791
2.050% due 02/15/2028	5,000	4,157
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	8,000	6,560
Time Warner Entertainment Co. LP 8.375% due 07/15/2033	500	534
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	1,180	968
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	3,047	2,617
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	2,000	1,776
United Airlines Pass-Through Trust
3.100% due 01/07/2030	1,031	876
3.450% due 01/07/2030	3,092	2,505
4.550% due 08/25/2031	2,090	1,728
United Airlines, Inc.
4.375% due 04/15/2026	3,400	3,040
4.625% due 04/15/2029	2,500	2,075
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031	3,900	3,018
VMware, Inc. 4.700% due 05/15/2030	6,700	6,036
Warnermedia Holdings, Inc. 5.391% due 03/15/2062	1,100	800

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Weir Group PLC 2.200% due 05/13/2026	2,000	1,683
Wesleyan University 4.781% due 07/01/2116	3,248	2,675
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	2,200	2,053
3.450% due 11/15/2026	1,200	1,086
4.950% due 09/15/2028	6,130	5,674
WRKCo, Inc. 3.900% due 06/01/2028	500	460
Wynn Macau Ltd.
5.500% due 01/15/2026	400	304
5.500% due 10/01/2027	200	138
5.625% due 08/26/2028	1,900	1,269
Yara International ASA 3.148% due 06/04/2030	1,500	1,195

		360,749

UTILITIES 2.4%
American Transmission Systems, Inc. 5.000% due 09/01/2044	300	269
AT&T, Inc.
3.550% due 09/15/2055	60	40
3.650% due 09/15/2059	98	64
3.800% due 12/01/2057	602	408
Edison International 2.950% due 03/15/2023	700	697
Exelon Corp. 4.050% due 04/15/2030	3,250	2,949
FirstEnergy Corp. 4.400% due 07/15/2027	6,100	5,674
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	4,450	4,272
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	6,300	5,439
Jersey Central Power & Light Co. 4.300% due 01/15/2026	300	288
Metropolitan Edison Co. 4.300% due 01/15/2029	600	561
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	900	835
NGPL PipeCo LLC 4.875% due 08/15/2027	3,200	2,984
ONEOK, Inc. 7.150% due 01/15/2051	100	96
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,200	1,604
3.300% due 03/15/2027	900	781
3.300% due 12/01/2027	100	84
3.300% due 08/01/2040	4,200	2,697
3.500% due 08/01/2050	500	305
3.750% due 07/01/2028	500	422
4.450% due 04/15/2042	2,000	1,416
4.500% due 07/01/2040	1,700	1,240
4.550% due 07/01/2030	7,200	6,178
Pennsylvania Electric Co.
3.250% due 03/15/2028	1,100	981
3.600% due 06/01/2029	2,000	1,782
Plains All American Pipeline LP 3.600% due 11/01/2024	7,987	7,687
Puget Energy, Inc. 4.224% due 03/15/2032 (f)	3,000	2,594
SES SA 3.600% due 04/04/2023	1,700	1,680
Sprint Corp. 7.125% due 06/15/2024	500	508
Texas Electric Market Stabilization Funding N LLC 5.057% due 08/01/2048	15,500	14,722
Toledo Edison Co. 2.650% due 05/01/2028	2,918	2,529

		71,786

Total Corporate Bonds & Notes (Cost $1,315,969)		1,135,642

MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 0.8%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	3,700	2,817
3.850% due 06/01/2050	4,750	4,129
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026	4,800	4,296
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	6,000	3,864

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	7,506	6,454
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	2,100	1,759

		23,319

FLORIDA 0.3%
Palm Beach County, Florida Revenue Bonds, Series 2013 5.250% due 11/01/2043	7,520	7,605

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	1,087	1,181

ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	6,314	6,704

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	2,000	1,602

NEW JERSEY 0.1%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,400	3,806

NEW YORK 0.2%
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	600	594
Port Authority of New York & New Jersey Revenue Bonds, Series 2015 4.810% due 10/15/2065	1,000	936
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	7,500	4,945

		6,475

TEXAS 0.1%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	3,193

VIRGINIA 0.1%
University of Virginia Revenue Bonds, Series 2017 4.179% due 09/01/2117	870	688
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,300	3,212

		3,900

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.000% due 06/01/2035	883	839
4.875% due 06/01/2049	5,000	4,244

		5,083

Total Municipal Bonds & Notes (Cost $79,922)		62,868

U.S. GOVERNMENT AGENCIES 35.5%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(c)	91	76
2.030% due 11/01/2035 •	2	2
2.085% due 10/01/2035 •	3	3
2.682% due 05/25/2042 •	134	94
2.754% due 12/01/2028 •	151	151
2.916% due 09/25/2042 •(a)	23,101	2,947
3.000% due 03/25/2033 - 02/25/2043	3	2
3.195% due 04/01/2036 •	5	5
3.336% due 04/25/2040 ~(a)	42	3
3.500% due 06/25/2042	593	552
4.000% due 10/01/2026 - 07/01/2044	869	824
4.116% due 05/25/2036 ~(a)	844	82
4.218% due 09/01/2034 •	21	21
4.500% due 09/01/2023 - 06/01/2051	996	947
5.000% due 05/01/2026 - 11/01/2039	1,042	1,009
5.500% due 12/01/2031 - 04/01/2039	589	585
6.000% due 05/25/2031 - 09/01/2037	553	560
6.500% due 01/01/2036 - 05/01/2038	54	56
7.000% due 04/01/2037 - 03/01/2038	48	50
7.500% due 10/01/2037	67	71
11.037% due 01/25/2036 •	101	89
12.777% due 07/25/2023 •	1	1

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(c)	445	390
0.000% due 06/15/2040 ~(a)	9,106	303
1.965% due 11/15/2048 •(a)	21,750	767
2.132% due 12/15/2040 ~(a)	1,302	52
2.212% due 05/15/2041 •	845	675
2.573% due 06/15/2042 ~	50	29
3.000% due 01/01/2043 - 04/01/2043	5	4
3.500% due 12/15/2028 (a)	846	40
3.500% due 10/01/2033 - 04/01/2049	46,700	42,799
3.593% due 10/01/2036 •	1	1
3.729% due 12/01/2031 •	45	45
4.000% due 09/01/2033 - 06/01/2049	55,707	52,762
4.105% due 07/01/2036 •	2	2
4.265% due 01/15/2041 ~	4,017	3,473
4.500% due 02/01/2034 - 11/01/2044	3,845	3,743
5.000% due 03/01/2033 - 07/15/2041	326	319
5.250% due 04/15/2033	23	23
5.500% due 01/01/2023 - 10/01/2037	790	789
6.000% due 01/01/2034 - 08/01/2037	113	115
6.500% due 01/01/2037 - 07/01/2037	19	19
9.500% due 01/01/2025	5	5
10.000% due 04/01/2025	1	1
11.914% due 05/15/2033 •	30	30
11.940% due 10/15/2023 •	12	12
Ginnie Mae
3.500% due 12/20/2040 - 03/20/2047	9,669	8,867
4.000% due 09/20/2040 - 06/15/2047	14,623	13,931
4.500% due 08/20/2038 - 02/20/2047	1,540	1,485
4.750% due 01/20/2035	46	46
5.000% due 03/20/2034 - 04/20/2040	369	364
5.500% due 04/16/2034 - 11/20/2038	36	36
6.000% due 08/20/2038 - 02/20/2039	56	56
6.500% due 12/20/2038	26	25
Ginnie Mae, TBA 3.500% due 10/01/2052 - 11/01/2052	102,800	93,520
Tennessee Valley Authority STRIPS
0.000% due 06/15/2038 (c)	2,500	1,133
4.250% due 09/15/2065	10,000	8,935
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	13,467	11,842
3.500% due 06/01/2045 - 08/01/2049	67,275	61,594
4.000% due 05/01/2023 - 05/01/2049	86,010	81,565
4.500% due 06/01/2039 - 07/01/2052	69,177	66,481
5.000% due 09/01/2052	25,000	24,567
7.000% due 01/01/2023	3	3
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2051	252,378	211,302
3.000% due 11/01/2052	272,800	237,462
3.500% due 11/01/2052	150,600	135,500
4.000% due 11/01/2052	2,000	1,855

Total U.S. Government Agencies (Cost $1,133,656)		1,075,097

U.S. TREASURY OBLIGATIONS 13.3%
U.S. Treasury Bonds
3.375% due 08/15/2042 (h)	300,000	271,828
U.S. Treasury Notes
3.500% due 09/15/2025	133,000	130,298

Total U.S. Treasury Obligations (Cost $412,936)		402,126

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
American Home Mortgage Investment Trust 3.444% due 12/25/2046 ~	3,276	2,770
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	4,600	3,858
BAMLL Commercial Mortgage Securities Trust 4.018% due 03/15/2034 •	5,385	5,258
Banc of America Funding Trust 2.584% due 08/27/2036 ~	8,722	8,169
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	1,000	950
BCAP LLC Trust 3.384% due 05/25/2047 ^•	1,690	1,601
Bear Stearns ALT-A Trust 3.724% due 04/25/2034 ~	13	12
BWAY Mortgage Trust 4.068% due 09/15/2036 •	5,000	4,830
BX Commercial Mortgage Trust 3.548% due 10/15/2036 ~	2,200	2,105
BXMT Ltd. 3.800% due 11/15/2037 •	7,500	7,419
Chase Mortgage Finance Trust 6.000% due 05/25/2036	3,677	1,858

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

ChaseFlex Trust 6.500% due 02/25/2037	3,879	1,543
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	7,800	7,254
3.778% due 09/10/2058	8,100	7,750
Citigroup Mortgage Loan Trust
3.404% due 09/25/2036 ~	800	756
3.884% due 08/25/2035 ^~	383	370
5.500% due 08/25/2034	1,453	1,372
Commercial Mortgage Trust 4.118% due 12/15/2038 ~	6,400	6,165
Countrywide Alternative Loan Trust
3.334% due 06/25/2037 ^•	555	449
3.444% due 05/25/2047 •	158	135
3.633% due 12/20/2035 ~	3,287	2,949
5.500% due 07/25/2035	1,140	811
5.500% due 08/25/2035	337	296
5.500% due 12/25/2035	756	560
5.500% due 02/25/2036	1,544	1,240
5.750% due 05/25/2036	369	174
6.000% due 04/25/2037	3,149	2,704
6.250% due 08/25/2036	338	207
Countrywide Home Loan Mortgage Pass-Through Trust
2.899% due 03/20/2036 ~	602	564
3.087% due 02/20/2036 ~	679	633
3.476% due 11/25/2037 ~	2,392	2,220
3.624% due 03/25/2035 •	78	71
Countrywide Home Loan Reperforming REMIC Trust 3.424% due 01/25/2036 ~	1,458	1,396
Credit Suisse First Boston Mortgage Securities Corp.
3.511% due 11/25/2034 ~	22	22
3.734% due 11/25/2031 •	29	20
Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	1,902	1,748
6.000% due 07/25/2037 ^	408	349
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 03/25/2037	760	439
6.421% due 10/25/2037 ~	3,128	2,152
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~	2,360	2,206
1.926% due 07/27/2061 ~	3,707	3,410
2.691% due 03/25/2060 ~	5,119	4,949
3.023% due 08/25/2060 ~	3,906	3,757
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 3.564% due 01/25/2047 •	4,150	3,709
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	149	133
5.665% due 02/25/2036 ~	1,386	1,238
GCAT LLC 2.981% due 09/25/2025 þ	2,437	2,360
Great Hall Mortgages PLC 3.657% due 06/18/2039 ~	1,199	1,181
GS Mortgage Securities Corp. 6.246% due 09/15/2027 •	2,300	2,309
GSMPS Mortgage Loan Trust 3.434% due 01/25/2036 •	2,132	1,793
GSR Mortgage Loan Trust
2.889% due 01/25/2036 ~	1,140	1,124
3.193% due 11/25/2035 ~	8	8
4.250% due 09/25/2034 ~	129	125
6.000% due 03/25/2036	4,220	1,797
6.500% due 05/25/2036	651	221
HarborView Mortgage Loan Trust
3.183% due 01/19/2038 ~	3,258	2,892
3.198% due 12/19/2036 ~	2,257	1,914
3.533% due 03/19/2035 •	882	857
HomeBanc Mortgage Trust 3.744% due 10/25/2035 ~	6	6
Impac Secured Assets Trust 3.484% due 11/25/2036 •	759	742
IndyMac INDX Mortgage Loan Trust 3.459% due 09/25/2036 ~	1,564	1,105
JP Morgan Alternative Loan Trust 3.230% due 12/25/2035 ^~	506	382
JP Morgan Chase Commercial Mortgage Securities Trust 3.648% due 12/15/2049 ~	3,700	3,466
JP Morgan Mortgage Trust
2.949% due 02/25/2036 ^~	815	656
3.314% due 07/25/2035 ~	15	14
6.000% due 08/25/2037 ^	812	467
6.500% due 01/25/2036 ^	5,051	2,846
JP Morgan Resecuritization Trust 4.945% due 07/27/2037 ~	1	1
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052	10,000	8,088

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	1,346	1,232
1.875% due 10/25/2068 þ	3,978	3,561
1.892% due 10/25/2066 þ	1,720	1,593
1.991% due 09/25/2060 ~	788	769
2.250% due 07/25/2067 þ	2,317	2,134
Lehman XS Trust
2.104% due 11/25/2035 •	17	16
3.444% due 12/25/2036 ~	2,646	2,541
3.464% due 11/25/2046 •	3,008	2,613
LUXE Commercial Mortgage Trust 3.868% due 10/15/2038 ~	6,600	6,390
MASTR Adjustable Rate Mortgages Trust
2.017% due 04/25/2034 ~	557	486
2.781% due 03/25/2035 ~	30	29
5.910% (US0012M + 1.750%) due 12/25/2035 •	3,716	3,672
Merrill Lynch Mortgage Investors Trust
3.101% due 05/25/2029 ~	11	11
3.644% due 07/25/2029 ~	184	175
MFA Trust
1.014% due 01/26/2065 ~	2,381	2,189
1.324% due 01/26/2065 ~	648	597
1.381% due 04/25/2065 ~	4,439	4,247
1.632% due 01/26/2065 ~	1,246	1,150
1.638% due 04/25/2065 ~	1,835	1,756
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,190	3,065
2.750% due 08/25/2059 ~	868	833
Morgan Stanley Mortgage Loan Trust 3.190% due 06/25/2036 ~	2,725	2,631
Natixis Commercial Mortgage Securities Trust 3.768% due 08/15/2038 •	900	859
New York Mortgage Trust 1.670% due 08/25/2061 þ	3,602	3,268
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.334% due 06/25/2037 •	5,995	5,241
Nomura Resecuritization Trust 6.500% due 10/26/2037	1,916	995
One New York Plaza Trust 3.768% due 01/15/2036 •	6,100	5,859
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ	4,271	3,996
PRET LLC
1.992% due 02/25/2061 þ	1,646	1,545
2.487% due 10/25/2051 ~	1,193	1,113
RBSGC Mortgage Loan Trust 3.464% due 12/25/2034 ~	1,483	1,330
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,443	1,176
6.000% due 12/25/2036 ^	1,102	907
6.500% due 07/25/2037 ^	2,459	1,985
Residential Asset Securitization Trust
3.634% due 08/25/2033 •	23	22
5.500% due 08/25/2034	1,522	1,413
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	484	405
Sequoia Mortgage Trust
3.693% due 07/20/2033 ~	23	21
3.767% due 02/20/2035 •	500	460
Starwood Mortgage Residential Trust
1.439% due 11/25/2055 ~	730	676
1.593% due 11/25/2055 ~	944	870
Thornburg Mortgage Securities Trust
3.480% due 10/25/2046 ~	1,060	1,020
6.050% due 06/25/2037 ~	242	223
Verus Securitization Trust
1.824% due 11/25/2066 ~	3,272	2,811
3.035% due 03/25/2060 ~	100	96
3.889% due 03/25/2060 ~	300	289
WaMu Mortgage Pass-Through Certificates Trust
2.569% due 01/25/2037 ^~	2,806	2,510
2.604% due 10/25/2046 •	1,124	1,016
3.518% due 07/25/2037 ^~	2,208	2,080
Washington Mutual Mortgage Pass-Through Certificates Trust
2.074% due 05/25/2046 ^•	408	330
3.604% due 12/25/2035 ~	7,405	6,541
4.192% due 10/25/2036 ^þ	7,671	2,929
Wells Fargo Commercial Mortgage Trust
2.448% due 06/15/2053	13,900	11,428
3.451% due 02/15/2048	3,500	3,342
Wells Fargo Mortgage-Backed Securities Trust
3.155% due 12/28/2037 ~	1,537	1,389
4.056% due 08/25/2036 ^~	306	289

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Worldwide Plaza Trust 3.526% due 11/10/2036	8,900	7,662

Total Non-Agency Mortgage-Backed Securities (Cost $284,181)		254,721

ASSET-BACKED SECURITIES 20.1%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ	2,623	2,455
522 Funding CLO Ltd. 3.750% due 10/20/2031 •	4,400	4,299
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	418	414
AASET Trust
2.798% due 01/15/2047	2,866	2,273
3.844% due 01/16/2038	1,667	1,098
3.967% due 05/16/2042	1,664	1,322
ACE Securities Corp. Home Equity Loan Trust 3.584% due 10/25/2036 ~	4,777	2,044
ACREC Ltd. 4.143% due 10/16/2036 •	2,000	1,905
Aegis Asset-Backed Securities Trust 3.804% due 08/25/2035 •	201	195
ALESCO Preferred Funding Ltd.
3.934% due 12/23/2036 •	1,052	988
4.354% due 09/23/2038 ~	2,260	2,145
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.828% due 06/25/2033 •	3,707	3,517
Apex Credit CLO Ltd. 4.517% due 09/20/2029 ~	2,638	2,592
Argent Securities Trust 3.464% due 03/25/2036 ~	3,487	3,147
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.544% due 01/25/2036 •	5,353	4,947
Asset-Backed Funding Certificates Trust
3.224% due 10/25/2036 ~	1,351	1,242
3.244% due 01/25/2037 •	1,988	1,208
3.564% due 09/25/2036 ~	3,913	3,760
Asset-Backed Securities Corp. Home Equity Loan Trust
3.789% due 11/25/2035 ~	2,672	2,631
3.894% due 06/25/2034 •	2,668	2,461
3.909% due 04/25/2034 ~	770	711
6.043% due 08/15/2032 •	376	343
Atlas Senior Loan Fund Ltd. 3.890% due 01/16/2030 ~	7,002	6,934
Bear Stearns Asset-Backed Securities Trust
3.314% due 11/25/2036 •	3,200	2,881
3.984% due 03/25/2034 •	2,217	2,145
4.059% due 12/25/2034 •	1,899	1,854
4.209% due 03/25/2035 ~	800	788
BSPRT Issuer Ltd. 5.141% due 07/15/2039 •	4,000	3,944
Carlyle Global Market Strategies CLO Ltd. 3.872% due 08/14/2030 ~	10,300	10,154
Carrington Mortgage Loan Trust
3.244% due 10/25/2036 •	2,639	2,206
3.344% due 02/25/2037 •	4,729	4,406
4.134% due 05/25/2035 •	5,100	4,880
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	776	680
Cathedral Lake Ltd. 1.929% due 10/20/2030	9,000	8,573
CIT Mortgage Loan Trust
4.434% due 10/25/2037 •	661	657
4.584% due 10/25/2037 •	5,000	4,675
Citigroup Mortgage Loan Trust
3.344% due 03/25/2037 •	244	224
3.404% due 09/25/2036 •	1,203	905
3.759% due 10/25/2035 ^•	631	617
3.984% due 01/25/2036 •	1,780	1,696
6.664% due 05/25/2036 þ	4,428	1,688
CLNC Ltd. 4.383% due 08/20/2035 •	3,457	3,411
Countrywide Asset-Backed Certificates Trust
3.224% due 06/25/2035 •	3,111	2,882
3.224% due 05/25/2037 ~	3,291	3,076
3.284% due 06/25/2047 ^~	7,987	7,101
3.304% due 09/25/2037 ^•	2,019	2,060
3.314% due 04/25/2047 •	6,800	6,194
3.884% due 08/25/2047 •	589	585
4.134% due 09/25/2034 •	1,045	1,018
Diamond Issuer 2.305% due 11/20/2051	1,800	1,524
Dryden Senior Loan Fund 3.532% due 04/15/2029 ~	8,179	8,094
ECMC Group Student Loan Trust 4.084% due 01/27/2070 ~	4,149	4,130

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

EMC Mortgage Loan Trust 4.184% due 08/25/2040 ~	939	892
First Franklin Mortgage Loan Asset-Backed Certificates 3.909% due 05/25/2034 •	1,752	1,688
First Franklin Mortgage Loan Trust
3.194% due 12/25/2037 •	2,913	2,736
3.404% due 10/25/2036 •	3,407	2,415
3.684% due 11/25/2035 •	257	246
4.269% due 12/25/2034 •	1,475	1,420
4.509% due 10/25/2034 •	1,141	1,115
Fremont Home Loan Trust
3.954% due 11/25/2034 ~	6,087	5,371
4.134% due 11/25/2034 •	456	438
Galaxy CLO Ltd. 3.482% due 10/15/2030 •	700	688
GSAA Home Equity Trust 3.524% due 03/25/2047 ~	3,046	1,270
GSAMP Trust
3.834% due 01/25/2034 •	1,064	1,039
3.864% due 07/25/2045 •	2,961	2,919
4.959% due 08/25/2034 •	4,885	4,566
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	2,300	2,100
2.330% due 06/26/2028	4,700	4,119
Home Equity Asset Trust 2.684% due 08/25/2037 •	865	844
Home Equity Mortgage Loan Asset-Backed Trust
3.274% due 07/25/2037 •	8,193	3,732
3.324% due 11/25/2036 •	6,129	4,887
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	4,111	3,443
IXIS Real Estate Capital Trust 3.714% due 02/25/2036 •	316	330
JP Morgan Mortgage Acquisition Corp. 3.669% due 05/25/2035 •	2,890	2,855
JP Morgan Mortgage Acquisition Trust
3.464% due 07/25/2036 •	1,100	1,046
3.534% due 07/25/2036 •	1,510	1,354
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	3,393	2,648
KKR CLO Ltd. 3.462% due 07/15/2030 ~	10,000	9,882
LCCM Trust
4.018% due 12/13/2038 ~	2,900	2,843
4.268% due 11/15/2038 •	3,000	2,867
LCM LP 3.710% due 07/20/2030 •	10,000	9,838
Lehman XS Trust
4.292% due 06/25/2036 þ	2,364	2,292
6.260% due 11/25/2035 þ	3,470	1,801
LL ABS Trust 1.070% due 05/15/2029	859	824
LoanCore Issuer Ltd. 4.118% due 11/15/2038 •	3,300	3,187
Long Beach Mortgage Loan Trust
4.134% due 06/25/2035 ~	4,864	4,735
4.234% due 09/25/2034 ~	705	678
Lunar Aircraft Ltd. 3.376% due 02/15/2045	2,166	1,756
Madison Park Funding Ltd. 3.589% due 04/22/2027 •	1,600	1,577
Magnetite Ltd. 3.785% due 11/15/2028 •	3,334	3,263
Marathon CLO Ltd. 3.662% due 04/15/2029 ~	2,232	2,219
Marble Point CLO Ltd. 3.552% due 10/15/2030 ~	4,200	4,135
Merrill Lynch Mortgage Investors Trust 3.776% due 02/25/2037 ^þ	12,424	1,890
METAL LLC 4.581% due 10/15/2042	3,003	1,860
MF1 Ltd.
3.634% due 02/19/2037 •	7,300	7,086
4.660% due 11/15/2035 •	5,359	5,319
MKS CLO Ltd. 3.710% due 07/20/2030 •	3,800	3,751
Morgan Stanley ABS Capital, Inc. Trust
3.154% due 10/25/2036 •	74	37
3.214% due 01/25/2037 •	1,823	916
3.224% due 05/25/2037 •	122	109
3.234% due 10/25/2036 •	298	166
3.304% due 11/25/2036 •	3,008	1,559
3.584% due 07/25/2036 •	1,544	644
3.584% due 08/25/2036 ~	13,986	7,516
3.744% due 11/25/2035 •	5,175	5,004
3.864% due 01/25/2035 •	129	125

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

3.999% due 07/25/2034 •	843	814
4.334% due 07/25/2037 ~	6,420	5,461
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 ^þ	2,885	1,176
Mountain View CLO LLC 3.830% due 10/16/2029 ~	3,660	3,577
Navient Private Education Loan Trust
1.330% due 04/15/2069	3,932	3,418
4.268% due 07/16/2040 •	1,394	1,385
Navient Private Education Refi Loan Trust 1.310% due 01/15/2069	1,482	1,348
New Century Home Equity Loan Trust 3.969% due 08/25/2034 •	755	724
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 3.849% due 05/25/2035 •	1,300	1,268
Octane Receivables Trust 1.210% due 09/20/2028	5,386	5,154
Option One Mortgage Loan Trust
3.264% due 04/25/2037 •	2,305	1,161
3.364% due 07/25/2036 •	2,130	1,258
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029	1,528	1,481
Palmer Square Loan Funding Ltd.
3.312% due 10/15/2029 •	5,049	4,932
3.784% due 02/20/2028 •	2,675	2,640
PRET LLC
1.744% due 07/25/2051 þ	1,420	1,307
1.868% due 07/25/2051 þ	3,941	3,526
5.240% due 04/25/2052 þ	6,445	6,224
Raptor Aircraft Finance LLC 4.213% due 08/23/2044	2,159	1,505
Renaissance Home Equity Loan Trust
3.464% due 11/25/2035 •	879	754
5.586% due 11/25/2036 þ	662	267
5.608% due 05/25/2036 þ	13,895	7,361
5.812% due 11/25/2036 þ	12,195	5,108
5.893% due 06/25/2037 ^þ	2,722	887
6.115% due 08/25/2036 þ	8,664	3,776
6.120% due 11/25/2036 þ	1,166	513
Residential Asset Mortgage Products Trust
3.594% due 03/25/2036 •	1,563	1,514
4.083% due 03/25/2032 ~	923	813
Residential Asset Securities Corp. Trust 3.304% due 02/25/2037 ~	4,764	4,515
S-Jets Ltd. 3.967% due 08/15/2042	4,075	3,285
Santander Revolving Auto Lease Trust 2.510% due 01/26/2032	3,500	3,295
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	2,479	1,831
Saranac CLO Ltd. 4.385% due 08/13/2031 ~	8,500	8,326
Saxon Asset Securities Trust
1.951% due 05/25/2035 ~	595	494
2.019% due 03/25/2035 ^~	424	411
4.809% due 12/26/2034 •	1,773	1,481
4.834% due 12/25/2037 •	623	596
Securitized Asset-Backed Receivables LLC Trust
3.664% due 12/25/2035 •	1,953	1,887
3.864% due 02/25/2034 •	2,688	2,580
Shackleton CLO Ltd. 3.630% due 10/20/2027 ~	638	633
Signal Peak CLO Ltd. 3.893% due 04/25/2031 •	3,750	3,670
SLM Private Credit Student Loan Trust
3.563% due 12/15/2039 ~	2,703	2,558
3.603% due 12/15/2038 ~	460	445
SLM Private Education Loan Trust 7.568% due 10/15/2041 ~	3,734	4,030
SLM Student Loan Trust
3.533% due 04/25/2023 •	2,558	2,487
3.683% due 07/25/2023 •	3,848	3,735
4.283% due 04/25/2023 •	848	842
4.283% due 04/25/2023 ~	1,707	1,705
4.483% due 07/25/2023 •	1,686	1,680
SMB Private Education Loan Trust 3.109% due 09/15/2054 ~	3,211	3,141
Sound Point CLO Ltd.
3.683% due 01/23/2029 ~	8,142	8,065
3.760% due 10/20/2028 ~	13,923	13,853
3.763% due 07/25/2030 •	12,100	11,885
3.920% due 07/20/2032 •	13,000	12,758
Soundview Home Loan Trust 3.334% due 07/25/2037 •	4,096	3,333
Specialty Underwriting & Residential Finance Trust 3.384% due 09/25/2037 ~	6,677	4,800

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Starwood Commercial Mortgage Trust 4.139% due 04/18/2038 •	10,100	9,886
Stonepeak ABS 2.301% due 02/28/2033	954	848
Structured Asset Investment Loan Trust
3.257% due 07/25/2036 •	5,043	3,290
3.714% due 11/25/2035 •	2,673	2,595
3.789% due 03/25/2034 ~	2,482	2,325
4.584% due 11/25/2034 •	4,366	4,304
Structured Asset Securities Corp. Mortgage Loan Trust
3.954% due 07/25/2035 ~	3,693	3,629
4.119% due 07/25/2035 •	2,915	2,775
Theorem Funding Trust
1.210% due 12/15/2027	1,340	1,307
1.850% due 02/15/2028	1,370	1,336
THL Credit Wind River CLO Ltd. 3.592% due 04/15/2031 ~	9,000	8,748
TICP CLO Ltd. 3.550% due 04/20/2028 ~	3,101	3,074
TPG Real Estate Finance Issuer Ltd.
3.935% due 02/15/2039 •	5,000	4,870
4.139% due 03/15/2038 •	8,300	8,103
Venture CLO Ltd.
3.392% due 04/15/2027 ~	6,288	6,162
3.572% due 07/15/2031 ~	4,700	4,607
3.610% due 10/20/2028 •	4,995	4,890
3.700% due 07/20/2030 •	5,000	4,929
3.730% due 04/20/2029 ~	8,284	8,234
3.760% due 07/20/2030 •	3,800	3,728
3.895% due 09/07/2030 ~	10,650	10,465
4.073% due 08/28/2029 ~	11,773	11,598
Vertical Bridge Holdings LLC
2.636% due 09/15/2050	8,000	7,220
3.706% due 02/15/2057	2,400	1,987
Vibrant CLO Ltd. 3.750% due 09/15/2030 •	9,000	8,847
Voya CLO Ltd. 3.512% due 10/15/2030 •	3,000	2,946
WaMu Asset-Backed Certificates WaMu Trust 3.309% due 05/25/2037 •	2,179	2,020
WAVE LLC 3.597% due 09/15/2044	4,163	3,314
Wellfleet CLO Ltd.
3.600% due 04/20/2029 ~	1,227	1,217
3.600% due 07/20/2029 •	760	750
Wells Fargo Home Equity Asset-Backed Securities Trust
3.834% due 12/25/2035 •	3,100	3,029
5.634% due 04/25/2035 •	131	126
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 3.684% due 04/25/2034 •	77	73

Total Asset-Backed Securities (Cost $640,768)		608,624

SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.000% due 01/31/2052	1,800	1,317
Mexico Government International Bond 5.750% due 10/12/2110	4,000	3,105

Total Sovereign Issues (Cost $5,995)		4,422

	SHARES
PREFERRED SECURITIES 4.7%
BANKING & FINANCE 3.3%
American AgCredit Corp. 5.250% due 06/15/2026 •(d)	4,000,000	3,603
American Express Co. 3.550% due 09/15/2026 •(d)	5,000,000	3,903
Bank of America Corp. 5.875% due 03/15/2028 •(d)	5,300,000	4,567
Capital Farm Credit ACA 5.000% due 03/15/2026 •(d)	3,300,000	2,877
Capital One Financial Corp. 3.950% due 09/01/2026 •(d)	4,000,000	3,178
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	11,000,000	8,162
5.000% due 12/01/2027 •(d)	5,500,000	4,441
Citigroup, Inc.
4.000% due 12/10/2025 •(d)	5,100,000	4,314
5.000% due 09/12/2024 •(d)	1,500,000	1,347
CoBank ACB 4.250% due 01/01/2027 •(d)	1,700,000	1,452

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Farm Credit Bank of Texas 5.700% due 09/15/2025 •(d)	4,250,000	3,931
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(d)	11,600,000	8,961
3.800% due 05/10/2026 •(d)	1,400,000	1,092
JPMorgan Chase & Co.
5.000% due 08/01/2024 •(d)	4,100,000	3,694
6.100% due 10/01/2024 •(d)	7,700,000	7,403
Northern Trust Corp. 4.600% due 10/01/2026 •(d)	8,700,000	7,815
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(d)	5,000,000	3,765
State Street Corp.
5.625% due 12/15/2023 •(d)	5,000,000	4,645
6.890% (US0003M + 3.597%) due 12/15/2022 ~(d)	167,000	167
SVB Financial Group 4.100% due 02/15/2031 •(d)	2,800,000	1,932
Truist Financial Corp. 5.100% due 03/01/2030 •(d)	5,000,000	4,490
U.S. Bancorp 5.300% due 04/15/2027 •(d)	700,000	600
Wells Fargo & Co.
5.875% due 06/15/2025 •(d)	700,000	670
5.900% due 06/15/2024 •(d)	15,000,000	13,782

		100,791

INDUSTRIALS 0.4%
Energy Transfer LP 6.750% due 05/15/2025 •(d)	3,000,000	2,599
General Electric Co. 6.623% (US0003M + 3.330%) due 12/15/2022 ~(d)	9,800,000	9,216

		11,815

UTILITIES 1.0%
AT&T Mobility LLC 7.000% due 01/20/2023 «(d)(f)	1,196,060	30,441

Total Preferred Securities (Cost $164,165)		143,047

SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS (g) 3.9%		117,364

Total Short-Term Instruments (Cost $117,364)		117,364

Total Investments in Securities (Cost $4,181,871)		3,829,214

Total Investments 126.4% (Cost $4,181,871)		$3,829,214
Financial Derivative Instruments (i)(j) 0.0%(Cost or Premiums, net $1,601)		948
Other Assets and Liabilities, net (26.4)%		(801,112)

Net Assets 100.0%		$3,029,050

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Zero coupon security.
(d)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)							Contingent convertible security.
(f)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC				7.000%	01/20/2023	09/24/2020	$32,351	$30,441	1.00%
Deutsche Bank AG				2.129	11/24/2026	11/17/2020	2,000	1,700	0.06
Deutsche Bank AG				3.035	05/28/2032	06/11/2021 - 08/31/2021	13,021	9,122	0.30
Deutsche Bank AG				3.729	01/14/2032	01/11/2021 - 01/25/2021	2,201	1,484	0.05
Morgan Stanley				0.000	04/02/2032	02/11/2020	7,817	5,084	0.17
Oracle Corp.				3.950	03/25/2051	04/21/2022	1,561	1,330	0.04
Puget Energy, Inc.				4.224	03/15/2032	03/14/2022	3,000	2,594	0.09

							$61,951	$51,755	1.71%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$10,664	U.S. Treasury Bills 0.000% due 03/30/2023		$(10,877)	$10,664	$10,664
	2.930	09/30/2022	10/03/2022	106,700	U.S. Treasury Notes 2.875% due 05/15/2028		(108,834)	106,700	106,726

Total Repurchase Agreements							$(119,711)	$117,364	$117,390

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions

BCY				0.650%	09/26/2022	10/03/2022	$(562)		$(562)

Total Sale-Buyback Transactions									$(562)

(h)							Securities with an aggregate market value of $544 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(26,209) at a weighted average interest rate of 0.632%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2022	1,175	$(131,673)	$404	$459	$0
U.S. Treasury 10-Year Ultra December Futures	12/2022	234	(27,725)	1,625	117	0

Total Futures Contracts	$2,029	$576	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	1.287%	$3,400	$695	$(261)	$434	$1	$0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.963	1,400	30	(28)	2	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2024	1.172	1,500	0	(4)	(4)	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.513	23,600	174	(140)	34	1	0
Boeing Co.	1.000	Quarterly	06/20/2023	1.053	13,800	55	(55)	0	3	0
Boeing Co.	1.000	Quarterly	12/20/2023	1.265	1,800	12	(17)	(5)	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.906	1,500	(11)	(34)	(45)	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.957	5,300	(22)	(164)	(186)	7	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.677	EUR	200	(1)	(5)	(6)	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.819	8,200	(50)	(280)	(330)	0	(19)
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.937	800	(10)	(30)	(40)	0	(2)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.606	$8,600	62	(51)	11	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	1.452	2,000	(16)	(17)	(33)	1	0
Devon Energy Corp.	1.000	Quarterly	06/20/2027	1.606	1,000	(26)	1	(25)	1	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	1.038	1,100	(14)	13	(1)	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	4.275	300	16	(7)	9	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	1.375	700	8	(18)	(10)	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	2.308	5,600	1,108	(542)	566	10	0
Hess Corp.	1.000	Quarterly	06/20/2026	1.421	3,600	(86)	36	(50)	0	0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.518	8,600	64	(52)	12	1	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.552	1,700	12	(10)	2	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	3.739	EUR	6,000	(982)	582	(400)	0	(13)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	4.185	1,400	(143)	18	(125)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	4.521	2,100	(215)	(18)	(233)	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	2.346	800	185	(104)	81	2	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	1.501	300	0	(7)	(7)	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	1.849	900	1	(38)	(37)	0	(4)
Valeo SA	1.000	Quarterly	06/20/2026	3.180	1,800	(25)	(102)	(127)	0	(4)
Valeo SA	1.000	Quarterly	06/20/2028	3.953	2,500	(106)	(229)	(335)	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	1.245	$900	20	(27)	(7)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	1.286	5,600	132	(190)	(58)	0	(2)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	1.373	1,300	(9)	(11)	(20)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	1.443	200	(3)	(1)	(4)	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	1.002	2,600	19	(18)	1	2	0

$874	$(1,810)	$(936)	$35	$(48)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$53,900	$496	$(463)	$33	$5	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	52,700	20	(182)	(162)	6	0
iTraxx Asia Ex-Japan 38 5-Year Index	1.000	Quarterly	12/20/2027	1,700	(60)	0	(60)	6	0

$456	$(645)	$(189)	$17	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	0.980%	Semi-Annual	02/26/2024	CAD	228,000	$92	$(8,037)	$(7,945)	$0	$(38)
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024	44,800	3	(1,617)	(1,614)	0	(9)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	46,700	0	(2,292)	(2,292)	0	(10)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	28,000	0	(1,374)	(1,374)	0	(6)
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025	14,000	0	(684)	(684)	0	(3)
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	42,400	29	(2,141)	(2,112)	0	(9)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029	3,500	147	(438)	(291)	0	(1)

$271	$(16,583)	$(16,312)	$0	$(76)

Total Swap Agreements	$1,601	$(19,038)	$(17,437)	$52	$(124)

Cash of $40,663 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	10/2022	CAD	1,248	$948	$44	$0
BOA	10/2022	$6,819	CAD	9,328	0	(66)
BPS	10/2022	CAD	5,500	$4,170	189	0
10/2022	EUR	2,034	2,038	45	0
10/2022	GBP	452	523	18	0
JPM	10/2022	CAD	4,370	3,377	214	0
TOR	10/2022	$5,158	CAD	7,040	0	(62)
11/2022	CAD	7,041	$5,159	62	0

Total Forward Foreign Currency Contracts	$572	$(128)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$19,646	$5,657	$25,303
Corporate Bonds & Notes
Banking & Finance	0	703,107	0	703,107
Industrials	0	360,749	0	360,749
Utilities	0	71,786	0	71,786
Municipal Bonds & Notes
California	0	23,319	0	23,319
Florida	0	7,605	0	7,605
Georgia	0	1,181	0	1,181
Illinois	0	6,704	0	6,704
Michigan	0	1,602	0	1,602
New Jersey	0	3,806	0	3,806
New York	0	6,475	0	6,475
Texas	0	3,193	0	3,193
Virginia	0	3,900	0	3,900
West Virginia	0	5,083	0	5,083
U.S. Government Agencies	0	1,075,097	0	1,075,097
U.S. Treasury Obligations	0	402,126	0	402,126
Non-Agency Mortgage-Backed Securities	0	254,721	0	254,721
Asset-Backed Securities	0	608,624	0	608,624
Sovereign Issues	0	4,422	0	4,422
Preferred Securities
Banking & Finance	0	100,791	0	100,791
Industrials	0	11,815	0	11,815
Utilities	0	0	30,441	30,441
Short-Term Instruments
Repurchase Agreements	0	117,364	0	117,364

Total Investments	$0	$3,793,116	$36,098	$3,829,214

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	628	0	628
Over the counter	0	572	0	572

$0	$1,200	$0	$1,200
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(124)	0	(124)
Over the counter	0	(128)	0	(128)

$0	$(252)	$0	$(252)

Total Financial Derivative Instruments	$0	$948	$0	$948

Totals	$0	$3,794,064	$36,098	$3,830,162

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$8,212	$0	$(161)	$1	$0	$78	$0	$(2,473)	$5,657	$(16)
Preferred Securities
Utilities	30,366	0	0	0	0	75	0	0	30,441	75

Totals	$38,578	$0	$(161)	$1	$0	$153	$0	$(2,473)	$36,098	$59

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$5,657	Indicative Market Quotation	Discount Rate	5.480	—
Preferred Securities
Utilities	30,441	Discounted Cash Flow	Discount Rate	5.800	—

Total	$36,098

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2024	$2,781	$2,687
0.125% due 10/15/2024	9,717	9,346
0.125% due 04/15/2025	10,518	9,979
0.125% due 10/15/2025	9,985	9,436
0.125% due 04/15/2026	1,760	1,644
0.125% due 07/15/2026	1,802	1,685
0.125% due 10/15/2026	1,406	1,310
0.125% due 04/15/2027	1,240	1,144
0.125% due 01/15/2030	11,839	10,474
0.125% due 07/15/2030	2,397	2,112
0.125% due 01/15/2031	11,415	9,981
0.125% due 07/15/2031	11,705	10,215
0.125% due 01/15/2032	7,784	6,735
0.250% due 01/15/2025	2,242	2,146
0.250% due 07/15/2029	2,001	1,806
0.375% due 07/15/2025	11,635	11,122
0.375% due 01/15/2027	2,285	2,135
0.375% due 07/15/2027	1,807	1,687
0.500% due 04/15/2024	1,010	982
0.500% due 01/15/2028	10,862	10,085
0.625% due 01/15/2024	3,230	3,155
0.625% due 01/15/2026	3,002	2,867
0.625% due 02/15/2043	9,508	7,322
0.750% due 07/15/2028	1,349	1,268
0.750% due 02/15/2042	9,389	7,562
0.750% due 02/15/2045	9,222	7,125
0.875% due 01/15/2029	1,779	1,674
1.000% due 02/15/2046	7,776	6,316
1.000% due 02/15/2049	168	137
1.375% due 02/15/2044	8,699	7,755
1.750% due 01/15/2028	7,265	7,197
2.000% due 01/15/2026	8,465	8,441
2.125% due 02/15/2040	249	260
2.125% due 02/15/2041	971	1,003
2.375% due 01/15/2025	7,890	7,922
2.375% due 01/15/2027	7,851	7,973
2.500% due 01/15/2029	7,626	7,895
3.375% due 04/15/2032	4,478	5,109
3.625% due 04/15/2028	8,987	9,771
3.875% due 04/15/2029	7,942	8,900

Total U.S. Treasury Obligations (Cost $245,972)		216,363

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		318

Total Short-Term Instruments (Cost $318)		318

Total Investments in Securities (Cost $246,290)		216,681

Total Investments 99.7% (Cost $246,290)		$216,681
Other Assets and Liabilities, net 0.3%		639

Net Assets 100.0%		$217,320

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$318	U.S. Treasury Bills 0.000% due 03/30/2023		$(324)	$318	$318

Total Repurchase Agreements							$(324)	$318	$318

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$216,363	$0	$216,363
Short-Term Instruments
Repurchase Agreements					0	318	0	318

Total Investments					$0	$216,681	$0	$216,681

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Qatar National Bank TBD% due 11/06/2023 «	$6,400	$6,394

Total Loan Participations and Assignments (Cost $6,355)		6,394

CORPORATE BONDS & NOTES 56.8%
BANKING & FINANCE 29.1%
AerCap Ireland Capital DAC
1.650% due 10/29/2024	5,000	4,572
4.500% due 09/15/2023	4,500	4,438
Air Lease Corp. 2.750% due 01/15/2023	1,300	1,293
Aircastle Ltd.
4.400% due 09/25/2023	3,874	3,805
5.000% due 04/01/2023	200	199
Ally Financial, Inc. 1.450% due 10/02/2023	3,300	3,187
American Tower Corp.
0.600% due 01/15/2024	110	104
1.300% due 09/15/2025	1,100	977
Avolon Holdings Funding Ltd.
5.125% due 10/01/2023	400	393
5.500% due 01/15/2023	1,100	1,097
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023	10,200	9,806
Banco Santander SA 3.892% due 05/24/2024	5,000	4,871
Bank of America Corp.
3.384% due 04/02/2026 •	4,000	3,780
4.827% due 07/22/2026 •	5,000	4,892
Barclays PLC
2.852% due 05/07/2026 •	800	727
4.302% (US0003M + 1.380%) due 05/16/2024 ~	6,600	6,597
5.304% due 08/09/2026 •	7,700	7,403
BGC Partners, Inc. 5.375% due 07/24/2023	5,565	5,563
BNP Paribas SA
3.375% due 01/09/2025	4,000	3,809
3.800% due 01/10/2024	14,574	14,310
4.705% due 01/10/2025 •	748	737
BOC Aviation Ltd. 4.766% (US0003M + 1.125%) due 09/26/2023 ~	2,700	2,695
BPCE SA 1.652% due 10/06/2026 •	2,000	1,739
Cantor Fitzgerald LP 4.875% due 05/01/2024	4,935	4,824
Citigroup, Inc.
4.140% due 05/24/2025 •	1,500	1,467
4.478% (SOFRRATE + 1.528%) due 03/17/2026 ~(b)	3,400	3,402
CK Hutchison International Ltd. 3.250% due 04/11/2024	3,100	3,031
CNO Global Funding 1.650% due 01/06/2025	4,000	3,675
Corebridge Financial, Inc.
3.500% due 04/04/2025	7,700	7,323
3.650% due 04/05/2027	2,300	2,104
Credit Agricole SA 1.247% due 01/26/2027 •	300	256
Credit Suisse Group AG
2.193% due 06/05/2026 •	1,500	1,306
2.997% due 12/14/2023 •	7,800	7,740
4.207% due 06/12/2024 •	3,000	2,941
4.476% (US0003M + 1.240%) due 06/12/2024 ~	4,428	4,379
6.373% due 07/15/2026 •	1,900	1,837
Danske Bank AS
1.171% due 12/08/2023 •	2,800	2,774
3.875% due 09/12/2023	500	492
4.296% (US0003M + 1.060%) due 09/12/2023 ~	8,459	8,417
5.375% due 01/12/2024	3,000	2,985
Deutsche Bank AG
0.898% due 05/28/2024 (b)	900	832

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

0.962% due 11/08/2023	4,700	4,474
2.222% due 09/18/2024 •	9,000	8,575
3.950% due 02/27/2023	3,800	3,784
4.112% (US0003M + 1.190%) due 11/16/2022 ~	200	200
4.273% (US0003M + 1.230%) due 02/27/2023 ~	500	500
First Abu Dhabi Bank PJSC 3.713% (US0003M + 0.850%) due 08/08/2023 ~	4,000	4,001
Five Corners Funding Trust 4.419% due 11/15/2023	400	397
Ford Motor Credit Co. LLC
3.350% due 11/01/2022	1,200	1,200
3.370% due 11/17/2023	200	194
3.550% due 10/07/2022	500	500
FS KKR Capital Corp. 1.650% due 10/12/2024	5,000	4,571
GA Global Funding Trust
0.800% due 09/13/2024	2,153	1,950
1.250% due 12/08/2023	500	476
1.625% due 01/15/2026	900	790
3.580% (SOFRRATE + 1.360%) due 04/11/2025 ~	3,000	2,931
General Motors Financial Co., Inc.
3.250% due 01/05/2023	1,500	1,492
3.890% (SOFRRATE + 1.200%) due 11/17/2023 ~	5,600	5,570
3.950% due 04/13/2024	3,100	3,026
4.250% due 05/15/2023	1,000	996
5.100% due 01/17/2024	11,500	11,465
Goldman Sachs Group, Inc.
3.432% due 03/08/2024 •	1,000	991
3.708% (US0003M + 0.750%) due 02/23/2023 ~	3,000	2,999
Harley-Davidson Financial Services, Inc. 3.350% due 02/15/2023	3,890	3,865
HSBC Holdings PLC
4.466% (US0003M + 1.230%) due 03/11/2025 ~	10,107	10,000
4.616% (US0003M + 1.380%) due 09/12/2026 ~	4,850	4,734
Hyundai Capital Services, Inc. 0.750% due 09/15/2023	2,100	2,014
ING Groep NV
3.869% due 03/28/2026 •	1,500	1,423
3.981% (SOFRRATE + 1.010%) due 04/01/2027 ~	5,594	5,307
Jackson Financial, Inc. 1.125% due 11/22/2023	3,125	2,989
JPMorgan Chase & Co.
0.969% due 06/23/2025 •	1,000	926
4.851% due 07/25/2028 •	5,000	4,806
KKR Financial Holdings LLC 5.400% due 05/23/2033	5,500	5,109
LeasePlan Corp. NV 2.875% due 10/24/2024	9,625	9,039
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	5,160	5,148
3.511% due 03/18/2026 •	2,500	2,342
4.716% due 08/11/2026 •	3,000	2,885
Mizuho Financial Group, Inc.
3.418% (US0003M + 0.990%) due 07/10/2024 ~	1,500	1,499
3.627% (US0003M + 0.630%) due 05/25/2024 ~	10,800	10,699
Morgan Stanley
1.593% due 05/04/2027 •	500	433
4.679% due 07/17/2026 •	5,000	4,871
Nationwide Building Society
3.766% due 03/08/2024 •	9,075	8,975
4.363% due 08/01/2024 •	1,163	1,147
NatWest Group PLC 4.519% due 06/25/2024 •	2,600	2,570
Navient Corp. 5.500% due 01/25/2023	5,500	5,476
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024	1,200	1,118
3.875% due 09/21/2023	2,000	1,965
Nomura Holdings, Inc.
1.851% due 07/16/2025	5,960	5,382
2.329% due 01/22/2027	8,800	7,576
2.648% due 01/16/2025	2,000	1,875
Nordea Bank Abp 3.600% due 06/06/2025	2,000	1,914
ORIX Corp. 4.050% due 01/16/2024	2,000	1,972
Pacific Life Global Funding II 3.434% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,496	1,450
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023	3,580	3,560
Piper Sandler Cos. 5.200% due 10/15/2023	600	584
QNB Finance Ltd.
1.375% due 01/26/2026	4,000	3,545

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

4.815% (US0003M + 1.250%) due 03/21/2024 ~	2,600	2,605
Santander Holdings USA, Inc. 3.400% due 01/18/2023	3,000	2,988
Santander U.K. Group Holdings PLC 1.089% due 03/15/2025 •	7,000	6,467
SBA Tower Trust 2.836% due 01/15/2050	5,000	4,682
Scentre Group Trust 3.500% due 02/12/2025	3,859	3,673
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	1,500	1,443
4.125% due 07/15/2023	3,674	3,632
Societe Generale SA
1.488% due 12/14/2026 •	5,200	4,406
2.625% due 01/22/2025	6,824	6,322
3.875% due 03/28/2024	300	292
Standard Chartered PLC
1.319% due 10/14/2023 •	3,800	3,796
1.822% due 11/23/2025 •	3,000	2,723
3.971% due 03/30/2026 •	2,300	2,164
4.711% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,000	4,953
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	3,000	2,501
Synchrony Bank 5.400% due 08/22/2025	7,200	7,026
UBS Group AG 4.488% due 05/12/2026 •	12,000	11,572
VICI Properties LP 4.375% due 05/15/2025	1,700	1,621
Wells Fargo & Co.
4.036% (US0003M + 1.230%) due 10/31/2023 ~	3,500	3,500
4.808% due 07/25/2028 •	4,000	3,819

		415,244

INDUSTRIALS 21.9%
7-Eleven, Inc. 0.800% due 02/10/2024	2,131	2,016
AbbVie, Inc. 2.300% due 11/21/2022	2,000	1,995
American Airlines Pass-Through Trust 4.000% due 01/15/2027	436	374
Ausgrid Finance Pty. Ltd. 3.850% due 05/01/2023	1,100	1,092
Barry Callebaut Services NV 5.500% due 06/15/2023	5,400	5,412
BAT Capital Corp.
2.789% due 09/06/2024	2,500	2,379
3.222% due 08/15/2024	10,200	9,823
3.557% due 08/15/2027	1,017	894
BAT International Finance PLC 3.950% due 06/15/2025	1,000	954
Bayer U.S. Finance LLC
3.375% due 07/15/2024	931	899
3.375% due 10/08/2024	3,000	2,891
3.875% due 12/15/2023	2,000	1,963
4.303% (US0003M + 1.010%) due 12/15/2023 ~	2,000	1,994
Berry Global, Inc.
0.950% due 02/15/2024	8,132	7,646
1.570% due 01/15/2026	4,000	3,492
4.875% due 07/15/2026	2,000	1,882
Boeing Co. 4.508% due 05/01/2023	21,100	21,032
Boral Finance Pty. Ltd. 3.000% due 11/01/2022	3,424	3,424
Boston Scientific Corp. 3.450% due 03/01/2024	219	214
Broadcom, Inc.
3.150% due 11/15/2025	1,200	1,128
3.459% due 09/15/2026	4,238	3,942
CenterPoint Energy Resources Corp.
0.700% due 03/02/2023	1,100	1,080
3.600% (US0003M + 0.500%) due 03/02/2023 ~	460	459
Charter Communications Operating LLC
4.432% (US0003M + 1.650%) due 02/01/2024 ~	6,600	6,636
4.908% due 07/23/2025	1,000	976
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/2024	400	407
Cigna Corp. 3.750% due 07/15/2023	361	358
CNH Industrial NV 4.500% due 08/15/2023	14,254	14,175
CommonSpirit Health 1.547% due 10/01/2025	3,700	3,284

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Conagra Brands, Inc. 4.300% due 05/01/2024	500	492
ConocoPhillips Co. 2.400% due 03/07/2025	4,200	3,977
DAE Funding LLC 1.550% due 08/01/2024	2,700	2,469
Daimler Trucks Finance North America LLC 1.125% due 12/14/2023	4,000	3,812
Dell International LLC
4.900% due 10/01/2026	1,700	1,640
5.450% due 06/15/2023	134	134
Delta Air Lines, Inc. 7.375% due 01/15/2026	3,000	3,037
Energy Transfer LP 4.250% due 03/15/2023	500	499
Eni SpA 4.000% due 09/12/2023	2,767	2,734
General Motors Co. 5.400% due 10/02/2023 (b)	1,000	1,001
Gilead Sciences, Inc. 1.200% due 10/01/2027	2,900	2,394
Global Payments, Inc. 1.200% due 03/01/2026	2,600	2,240
Hyatt Hotels Corp.
1.800% due 10/01/2024	1,100	1,032
3.153% (SOFRINDX + 1.050%) due 10/01/2023 ~	1,880	1,880
3.375% due 07/15/2023	2,745	2,718
Hyundai Capital America
0.800% due 01/08/2024	6,555	6,170
1.150% due 11/10/2022	1,700	1,694
2.850% due 11/01/2022	2,172	2,169
5.750% due 04/06/2023	3,400	3,411
Imperial Brands Finance PLC
3.125% due 07/26/2024	8,725	8,352
3.500% due 07/26/2026	1,300	1,175
4.250% due 07/21/2025	1,841	1,767
6.125% due 07/27/2027	4,000	3,948
Kansas City Southern
3.000% due 05/15/2023	1,100	1,088
3.125% due 06/01/2026	700	654
Leidos, Inc. 2.950% due 05/15/2023	10,200	10,079
Lennar Corp.
4.500% due 04/30/2024	1,950	1,915
5.875% due 11/15/2024	1,200	1,211
MGM Resorts International 6.000% due 03/15/2023	600	601
Microchip Technology, Inc. 4.333% due 06/01/2023	5,000	4,978
Micron Technology, Inc. 4.185% due 02/15/2027	2,300	2,150
Newell Brands, Inc. 4.100% due 04/01/2023	7,300	7,301
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	6,396	6,221
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023	1,000	1,002
Penske Truck Leasing Co. LP 3.450% due 07/01/2024	1,000	963
Petronas Energy Canada Ltd. 2.112% due 03/23/2028	4,000	3,450
Renesas Electronics Corp. 1.543% due 11/26/2024	9,700	8,884
Reynolds American, Inc. 4.450% due 06/12/2025	1,000	967
Rogers Communications, Inc. 2.950% due 03/15/2025	7,100	6,765
SABIC Capital BV 4.000% due 10/10/2023	2,900	2,869
Sabine Pass Liquefaction LLC 5.625% due 04/15/2023	2,660	2,662
Sands China Ltd. 5.625% due 08/08/2025	2,800	2,541
Saudi Arabian Oil Co.
1.250% due 11/24/2023	3,300	3,174
2.875% due 04/16/2024	5,000	4,842
SK Hynix, Inc.
1.000% due 01/19/2024	12,666	11,968
3.000% due 09/17/2024	2,500	2,388
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	2,800	2,703
Stellantis NV 5.250% due 04/15/2023	10,000	9,986

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	2,500	2,477
T-Mobile USA, Inc.
1.500% due 02/15/2026	1,000	879
3.500% due 04/15/2025	2,500	2,392
TD SYNNEX Corp. 1.250% due 08/09/2024	4,000	3,681
Thermo Fisher Scientific, Inc. 1.215% due 10/18/2024	11,000	10,239
Volkswagen Group of America Finance LLC 3.950% due 06/06/2025	9,900	9,521
Warnermedia Holdings, Inc. 3.788% due 03/15/2025	3,300	3,119
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	6,500	6,382
Woodside Finance Ltd.
3.650% due 03/05/2025	6,600	6,290
3.700% due 09/15/2026	4,650	4,310

		312,218

UTILITIES 5.8%
AES Corp. 1.375% due 01/15/2026	4,300	3,709
AT&T, Inc. 3.795% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,101
Chugoku Electric Power Co., Inc.
2.401% due 08/27/2024	10,800	10,276
3.488% due 02/28/2024	1,900	1,858
Edison International 3.125% due 11/15/2022	3,453	3,447
Electricite de France SA 3.625% due 10/13/2025	2,297	2,209
Enel Finance International NV
2.650% due 09/10/2024	900	853
4.250% due 06/15/2025	11,000	10,570
Iberdrola International BV 5.810% due 03/15/2025	400	409
Israel Electric Corp. Ltd. 5.000% due 11/12/2024	8,100	7,914
KT Corp. 0.000% due 08/08/2025	9,800	9,483
NextEra Energy Capital Holdings, Inc. 2.940% due 03/21/2024	4,000	3,888
Pacific Gas & Electric Co.
1.700% due 11/15/2023	4,100	3,934
2.100% due 08/01/2027	800	648
2.950% due 03/01/2026	100	88
3.250% due 06/15/2023	1,500	1,480
3.400% due 08/15/2024	200	190
3.750% due 02/15/2024	200	194
3.850% due 11/15/2023	100	98
4.250% due 08/01/2023	1,500	1,489
4.950% due 06/08/2025	3,500	3,402
SES SA 3.600% due 04/04/2023	1,000	988
Southern California Gas Co. 2.550% due 02/01/2030	1,800	1,516
Sprint Communications LLC 6.000% due 11/15/2022	400	400
Sprint Corp. 7.875% due 09/15/2023	900	911
System Energy Resources, Inc. 2.140% due 12/09/2025	4,800	4,326
Verizon Communications, Inc. 4.005% (US0003M + 1.100%) due 05/15/2025 ~	6,613	6,651

		82,032

Total Corporate Bonds & Notes (Cost $844,108)		809,494

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023	450	454

Total Municipal Bonds & Notes (Cost $450)		454

U.S. GOVERNMENT AGENCIES 2.4%
Fannie Mae
4.000% due 06/01/2042 - 03/01/2047	539	511
5.000% due 07/01/2033 - 07/01/2044	1,400	1,364
5.150% due 05/01/2035	40	40

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

5.350% due 02/01/2035 - 01/01/2038	391	390
5.450% due 04/01/2036	92	92
5.500% due 12/01/2028 - 03/01/2050	1,225	1,230
6.000% due 09/01/2028 - 04/01/2048	843	850
6.500% due 03/01/2026 - 09/01/2048	386	398
Freddie Mac
0.800% due 10/28/2026 (f)	6,500	5,632
1.000% due 02/25/2042 - 09/15/2044	20,794	17,855
2.000% due 02/01/2028 - 04/01/2028	4	4
2.500% due 10/25/2048	166	150
5.000% due 01/01/2024 - 02/01/2038	326	324
5.400% due 09/01/2037 - 11/01/2038	426	423
5.500% due 08/01/2033 - 06/01/2047	1,262	1,273
5.550% due 06/01/2037 - 07/01/2037	108	109
6.000% due 09/01/2031 - 05/01/2033	50	50
6.500% due 11/01/2036 - 10/17/2038	451	463
7.000% due 05/01/2029	14	14
Ginnie Mae
2.500% due 10/20/2049	129	117
3.000% due 11/20/2046	97	86
3.500% due 05/20/2042	68	61
3.700% due 04/15/2042	124	117
3.740% due 03/20/2042 - 07/20/2042	77	71
3.750% due 04/15/2042 - 03/20/2044	149	140
3.939% due 08/16/2039 ~	4	4
4.000% due 04/20/2040 - 06/20/2043	599	557
4.500% due 08/20/2038 - 11/20/2048	520	502
5.000% due 02/20/2039	1	1
5.350% due 12/15/2036 - 01/15/2038	341	342
5.400% due 06/20/2039	86	86
5.500% due 03/20/2034 - 08/20/2041	361	357
6.000% due 09/20/2038	40	41
6.500% due 09/20/2025 - 07/20/2039	36	37
7.000% due 09/15/2024 - 06/20/2039	601	614
Uniform Mortgage-Backed Security
4.250% due 01/01/2036	86	83
4.750% due 09/01/2034 - 04/01/2036	372	362
5.340% due 09/01/2029	54	54
6.000% due 06/01/2031	1	2

Total U.S. Government Agencies (Cost $39,428)		34,806

U.S. TREASURY OBLIGATIONS 16.0%
U.S. Treasury Notes
3.250% due 08/31/2024 (d)	169,600	166,553
3.500% due 09/15/2025 (h)	62,700	61,426

Total U.S. Treasury Obligations (Cost $229,926)		227,979

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.2%
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	693	642
AREIT Trust
4.306% due 09/14/2036 ~	68	67
5.260% due 06/17/2039 •	7,200	7,222
Bear Stearns Adjustable Rate Mortgage Trust 2.548% due 02/25/2033 ~	1	1
Bear Stearns ALT-A Trust
2.999% due 05/25/2035 ~	31	29
3.404% due 02/25/2034 ~	893	812
Beneria Cowen & Pritzer Collateral Funding Corp. 3.617% due 06/15/2038 ~	5,600	5,374
BFLD Trust 3.968% due 10/15/2035 ~	2,000	1,933
Brass PLC 3.622% due 11/16/2066 •	77	77
BWAY Mortgage Trust 4.068% due 09/15/2036 •	3,000	2,898
BX Commercial Mortgage Trust 3.518% due 01/15/2034 ~	3,800	3,660
BXMT Ltd. 3.800% due 11/15/2037 •	3,900	3,858
Chase Mortgage Finance Trust 3.601% due 02/25/2037 ~	400	392
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.284% due 01/25/2036 •	37	34
3.314% due 10/25/2035 •	206	191
3.384% due 08/25/2035 ~	24	22
Citigroup Commercial Mortgage Trust 3.998% due 10/15/2036 •	1,950	1,879
Citigroup Mortgage Loan Trust 3.131% due 05/25/2051 •	4,083	3,808
Countrywide Alternative Loan Trust 3.364% due 06/25/2037 •	64	55

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Credit Suisse Mortgage Capital Trust 2.938% due 12/26/2059 ~	1,109	1,082
DROP Mortgage Trust 3.970% due 10/15/2043 ~	6,000	5,792
Extended Stay America Trust 3.898% due 07/15/2038 •	5,566	5,400
First Horizon Alternative Mortgage Securities Trust 3.615% due 02/25/2035 ~	213	201
GCAT Trust
1.348% due 05/25/2066 ~	3,024	2,515
1.503% due 05/25/2066 ~	2,731	2,251
2.650% due 10/25/2068 ~	444	421
2.885% due 12/27/2066 ~	2,202	2,004
GCT Commercial Mortgage Trust 3.618% due 02/15/2038 ~	800	773
GS Mortgage Securities Corp. 6.246% due 09/15/2027 •	7,300	7,328
GS Mortgage-Backed Securities Trust
3.131% due 12/25/2051 •	2,696	2,514
3.131% due 02/25/2052 •	4,434	4,135
GSR Mortgage Loan Trust
3.205% due 09/25/2035 ~	4	4
5.910% due 08/25/2033 •	91	87
Impac CMB Trust 3.724% due 03/25/2035 •	91	84
InTown Mortgage Trust 5.334% due 08/15/2037 •	2,900	2,876
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	300	289
3.618% due 04/15/2038 •	945	917
4.268% due 12/15/2031 •	1,060	1,051
JP Morgan Mortgage Trust 3.314% due 07/25/2035 ~	222	210
JPMBB Commercial Mortgage Securities Trust 3.801% due 09/15/2047	4,410	4,294
Legacy Mortgage Asset Trust 1.991% due 09/25/2060 ~	1,244	1,214
LoanCore Issuer Ltd. 3.200% due 07/15/2035 ~	1,270	1,255
LUXE Commercial Mortgage Trust 3.868% due 10/15/2038 ~	6,000	5,809
MASTR Adjustable Rate Mortgages Trust 3.214% due 04/21/2034 ~	19	18
Merrill Lynch Mortgage Investors Trust
3.069% due 12/25/2035 ~	211	202
3.544% due 04/25/2029 ~	137	128
MF1 Multifamily Housing Mortgage Loan Trust 3.810% due 07/15/2036 •	2,018	1,951
MFA Trust
1.131% due 07/25/2060 ~	2,934	2,620
1.381% due 04/25/2065 ~	592	566
Morgan Stanley Mortgage Loan Trust 4.164% due 11/25/2035 •	755	748
Morgan Stanley Residential Mortgage Loan Trust 3.033% due 09/25/2051 ~	888	829
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	1,789	1,682
2.464% due 01/26/2060 ~	5,941	5,411
2.750% due 07/25/2059 ~	2,128	2,002
2.750% due 11/25/2059 ~	2,430	2,219
3.500% due 12/25/2057 ~	1,233	1,188
3.500% due 10/25/2059 ~	486	455
4.500% due 05/25/2058 ~	122	118
NYO Commercial Mortgage Trust 3.913% due 11/15/2038 •	6,000	5,641
OBX Trust 1.957% due 10/25/2061 ~	256	211
One New York Plaza Trust 3.768% due 01/15/2036 •	3,700	3,554
ONE Park Mortgage Trust 3.518% due 03/15/2036 •	3,914	3,783
PFP Ltd.
3.939% due 08/09/2037 ~	1,803	1,744
5.321% due 08/19/2035 •	6,000	6,028
PRET LLC 1.992% due 02/25/2061 þ	1,844	1,730
RESIMAC Bastille Trust 3.283% due 02/03/2053 •	$3,453	3,415
Sequoia Mortgage Trust
3.393% due 07/20/2036 ~	740	648
3.653% due 06/20/2033 ~	1	1
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	462	446

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Starwood Mortgage Trust 3.868% due 04/15/2034 ~	3,100	3,013
Structured Asset Mortgage Investments Trust
3.573% due 07/19/2034 ~	4	4
3.653% due 09/19/2032 ~	7	7
Thornburg Mortgage Securities Trust 2.095% due 04/25/2045 ~	46	44
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	944	848
2.250% due 12/25/2061 ~	4,163	3,889
VMC Finance LLC
4.039% due 09/15/2036 •	150	148
4.093% due 06/16/2036 ~	2,248	2,200
WaMu Mortgage Pass-Through Certificates Trust
2.084% due 06/25/2046 ~	23	22
3.206% due 06/25/2033 ~	1	1
3.389% due 07/25/2037 ^~	412	386
3.704% due 01/25/2045 •	8	8
3.884% due 06/25/2044 •	421	391
3.944% due 10/25/2045 •	74	70
Wells Fargo Commercial Mortgage Trust 4.218% due 07/15/2046 ~	1,000	991

Total Non-Agency Mortgage-Backed Securities (Cost $150,955)		144,820

ASSET-BACKED SECURITIES 13.1%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	132	131
American Money Management Corp. CLO Ltd. 3.463% due 04/14/2029 •	421	418
Anchorage Capital CLO Ltd. 3.562% due 07/15/2030 •	2,800	2,763
Apex Credit CLO Ltd. 4.517% due 09/20/2029 ~	879	864
Ares CLO Ltd. 3.790% due 04/18/2031 •	4,400	4,300
Asset-Backed Securities Corp. Home Equity Loan Trust 3.894% due 06/25/2034 •	71	66
Atlas Static Senior Loan Fund Ltd. 5.100% due 07/15/2030 •	4,700	4,651
Bear Stearns Asset-Backed Securities Trust
3.819% due 09/25/2035 ~	839	836
3.884% due 10/27/2032 •	21	21
3.984% due 08/25/2034 •	468	445
Benefit Street Partners CLO Ltd.
3.462% due 10/15/2030 •	1,500	1,474
3.770% due 01/17/2032 •	400	389
Carlyle U.S. CLO Ltd. 3.710% due 04/20/2031 •	5,600	5,445
Carrington Mortgage Loan Trust 3.830% due 10/20/2029 •	7,882	7,795
Chase Funding Trust 3.684% due 07/25/2033 •	210	196
Countrywide Asset-Backed Certificates Trust
3.234% due 09/25/2046 •	329	327
3.759% due 03/25/2036 ~	233	229
4.134% due 11/25/2035 •	110	110
CQS U.S. CLO Ltd. 5.997% due 07/20/2031 ~	1,500	1,494
Dryden CLO Ltd. 3.562% due 07/15/2031 ~	7,400	7,194
Dryden Senior Loan Fund
3.492% due 04/15/2028 •	$2,436	2,415
3.532% due 04/15/2029 ~	3,346	3,311
Elevation CLO Ltd. 3.733% due 10/25/2030 •	7,800	7,653
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	5,456	4,768
Finance America Mortgage Loan Trust 3.909% due 08/25/2034 ~	130	124
First Franklin Mortgage Loan Trust
3.404% due 04/25/2036 •	1,310	1,270
3.834% due 11/25/2034 •	123	118
4.014% due 07/25/2034 •	117	118
Golden Credit Card Trust 4.310% due 09/15/2027	10,000	9,834
Greystone Commercial Real Estate Notes Ltd. 3.998% due 09/15/2037 •	1,000	989
GSAA Home Equity Trust 3.624% due 07/25/2037 ~	158	153
GSAMP Trust 3.604% due 06/25/2036 •	647	624
HERA Commercial Mortgage Ltd. 4.043% due 02/18/2038 ~	3,300	3,215

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Home Equity Asset Trust 4.134% due 11/25/2034 •	871	851
KKR CLO Ltd.
3.462% due 07/15/2030 ~	2,400	2,372
3.680% due 07/18/2030 •	600	588
LCCM Trust 4.018% due 12/13/2038 ~	4,000	3,922
LCM LP
3.608% due 07/19/2027 •	973	957
3.710% due 07/20/2030 •	4,900	4,821
3.750% due 10/20/2027 •	183	183
LCM Ltd. 3.790% due 04/20/2031 •	1,100	1,067
MF1 Ltd. 4.660% due 11/15/2035 •	1,448	1,438
MidOcean Credit CLO 3.836% due 01/29/2030 ~	3,540	3,492
MKS CLO Ltd. 3.710% due 07/20/2030 •	4,600	4,540
Mountain View CLO LLC 3.830% due 10/16/2029 ~	282	275
Nassau Ltd. 3.662% due 10/15/2029 •	1,697	1,683
Navient Private Education Loan Trust
2.460% due 11/15/2068	974	898
3.818% due 04/15/2069 ~	2,184	2,131
4.018% due 12/15/2028 •	104	104
4.268% due 07/16/2040 •	2,535	2,518
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	1,461	1,287
1.170% due 09/16/2069	2,070	1,851
1.310% due 01/15/2069	885	805
1.690% due 05/15/2069	2,828	2,543
2.230% due 07/15/2070	5,420	4,803
New Century Home Equity Loan Trust 4.014% due 11/25/2034 ~	385	364
NovaStar Mortgage Funding Trust 3.744% due 01/25/2036 •	406	401
Oaktree CLO Ltd. 3.869% due 04/22/2030 ~	1,600	1,567
Palmer Square Loan Funding Ltd.
3.312% due 10/15/2029 •	174	170
3.784% due 02/20/2028 •	782	772
PRET LLC 2.487% due 07/25/2051 þ	3,608	3,374
RAAC Trust 3.909% due 01/25/2046 ~	498	485
Renaissance Home Equity Loan Trust 3.964% due 08/25/2033 •	778	723
Residential Asset Securities Corp. Trust
3.784% due 06/25/2035 ~	593	589
4.179% due 03/25/2035 •	253	244
Saranac CLO Ltd. 4.385% due 08/13/2031 ~	5,200	5,093
Saxon Asset Securities Trust 1.951% due 05/25/2035 ~	168	161
SBA Tower Trust 3.869% due 10/15/2049 þ	1,000	968
Securitized Asset-Backed Receivables LLC Trust 3.759% due 01/25/2035 ~	115	107
SLM Student Loan Trust
3.533% due 04/25/2023 •	346	336
4.283% due 04/25/2023 •	187	185
4.483% due 07/25/2023 •	161	160
SMB Private Education Loan Trust
1.600% due 09/15/2054	1,241	1,109
2.230% due 09/15/2037	2,048	1,912
3.109% due 09/15/2054 ~	2,186	2,139
3.418% due 03/17/2053 ~	580	559
3.934% due 09/15/2054 •	2,757	2,684
4.480% due 05/16/2050	3,600	3,455
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	71	68
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	745	676
Sound Point CLO Ltd.
3.683% due 01/23/2029 ~	4,071	4,033
3.763% due 07/25/2030 •	2,400	2,357
Soundview Home Loan Trust 3.759% due 06/25/2035 •	349	346
Structured Asset Investment Loan Trust
3.634% due 09/25/2034 •	1,647	1,504
3.789% due 03/25/2034 ~	508	476

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 3.219% due 07/25/2036 •	374	368
Towd Point Asset Trust 3.693% due 11/20/2061 ~	1,798	1,773
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	3,221	2,863
2.710% due 01/25/2060 ~	1,065	1,007
3.000% due 11/25/2058 ~	269	264
3.684% due 02/25/2057 •	114	113
3.750% due 05/25/2058 ~	2,647	2,543
4.084% due 05/25/2058 ~	1,111	1,092
4.084% due 10/25/2059 ~	728	718
Venture CLO Ltd.
3.730% due 04/20/2029 ~	1,841	1,830
3.760% due 07/20/2030 •	8,700	8,534
3.810% due 01/20/2029 ~	1,177	1,163
3.840% due 04/20/2032 •	1,100	1,077
Vibrant CLO Ltd. 3.830% due 07/20/2032 •	300	291
Voya CLO Ltd.
3.512% due 10/15/2030 •	3,500	3,437
3.690% due 04/17/2030 ~	4,935	4,867
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 3.684% due 04/25/2034 •	1,094	1,035

Total Asset-Backed Securities (Cost $192,637)		186,861

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 6.276% (US0003M + 3.470%) due 01/30/2023 ~(a)	761,000	758

Total Preferred Securities (Cost $761)		758

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.8%
REPURCHASE AGREEMENTS (c) 11.7%		166,698

SHORT-TERM NOTES 0.1%
Pacific Gas & Electric Co. 3.803% (SOFRINDX + 1.150%) due 11/14/2022 ~	$1,600	1,596

Total Short-Term Instruments (Cost $168,297)		168,294

Total Investments in Securities (Cost $1,632,917)		1,579,860

Total Investments 110.8% (Cost $1,632,917)		$1,579,860
Financial Derivative Instruments (e)(g) (0.2)%(Cost or Premiums, net $(4,749))		(2,178)
Other Assets and Liabilities, net (10.6)%		(151,835)

Net Assets 100.0%		$1,425,847

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(b)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	4.478%	03/17/2026	03/10/2022	$3,400	$3,402	0.24%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021 – 05/26/2021	900	832	0.06
General Motors Co.	5.400	10/02/2023	06/15/2022	1,012	1,001	0.07

$5,312	$5,235	0.37%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	3.000%	09/30/2022	10/03/2022	$162,400	U.S. Treasury Notes 0.750% due 04/30/2026	$(165,208)	$162,400	$162,441
FICC	1.150	09/30/2022	10/03/2022	4,298	U.S. Treasury Bills 0.000% due 03/30/2023	(4,384)	4,298	4,298

Total Repurchase Agreements	$(169,592)	$166,698	$166,739

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BCY	(0.400)%	09/30/2022	10/03/2022	$(162,608)	$(162,603)
BPG	(0.220)	09/30/2022	10/03/2022	(2,170)	(2,169)

Total Sale-Buyback Transactions	$(164,772)

(d)	Securities with an aggregate market value of $164,196 have been pledged as collateral under the terms of master agreements as of September 30, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(25,548) at a weighted average interest rate of 0.155%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2022	112	$(23,004)	$367	$17	$0
U.S. Treasury 5-Year Note December Futures	12/2022	1,493	(160,509)	5,339	397	0
U.S. Treasury 10-Year Ultra December Futures	12/2022	359	(42,536)	1,498	179	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2022	141	(19,317)	1,760	229	0

Total Futures Contracts	$8,964	$822	$0

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-36 5-Year Index	(1.000)%	Quarterly	06/20/2026	$14,200	$(344)	$259	$(85)	$0	$(13)
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026	128,100	(3,131)	2,659	(472)	0	(95)
CDX.IG-38 5-Year Index	(1.000)	Quarterly	06/20/2027	261,900	(1,582)	1,421	(161)	0	(26)

$(5,057)	$4,339	$(718)	$0	$(134)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$18,000	$0	$(6)	$(6)	$0	$(6)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	13,800	0	(4)	(4)	0	(4)

$0	$(10)	$(10)	$0	$(10)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.550%	Annual	09/02/2024	$617,900	$332	$(7,432)	$(7,100)	$0	$(536)
Pay	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2023	168,600	53	(5,059)	(5,006)	0	(61)

$385	$(12,491)	$(12,106)	$0	$(597)

Total Swap Agreements	$(4,672)	$(8,162)	$(12,834)	$0	$(741)

(f)

Securities with an aggregate market value of $1,636 and cash of $14,001 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	11/2022	$5,089	AUD	7,290	$0	$(424)
BRC	11/2022	9,479	JPY	1,368,408	1	0
MBC	10/2022	11,445	EUR	11,954	271	0
MYI	10/2022	JPY	995,752	$6,905	25	0
10/2022	$25,801	EUR	26,742	408	0
11/2022	EUR	26,742	$25,854	0	(407)
11/2022	$6,905	JPY	993,090	0	(25)
RBC	10/2022	26,836	3,710,713	0	(1,197)
11/2022	9,600	AUD	13,449	0	(993)
SCX	11/2022	6,268	8,938	0	(547)
SOG	10/2022	EUR	26,742	$26,911	703	0
UAG	10/2022	11,954	11,585	0	(131)
10/2022	JPY	1,345,852	9,338	39	0
11/2022	$11,609	EUR	11,954	130	0
11/2022	9,338	JPY	1,342,249	0	(40)

Total Forward Foreign Currency Contracts	$1,577	$(3,764)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350%	12/21/2022	6,100	$(7)	$(14)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	12/21/2022	6,200	(9)	(13)
GST	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	10/19/2022	9,800	(15)	(1)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.400	11/16/2022	12,500	(14)	(12)
Put - OTC CDX.IG-38 5-Year Index	Sell	1.500	12/21/2022	12,400	(19)	(21)
JPM	Put - OTC CDX.IG-38 5-Year Index	Sell	1.350	11/16/2022	6,300	(8)	(7)
MYC	Put - OTC CDX.IG-38 5-Year Index	Sell	1.600	12/21/2022	3,200	(5)	(4)

Total Written Options	$(77)	$(72)

(h)

Securities with an aggregate market value of $2,697 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,394	$6,394
Corporate Bonds & Notes
Banking & Finance	0	415,244	0	415,244
Industrials	0	312,218	0	312,218
Utilities	0	82,032	0	82,032
Municipal Bonds & Notes
Illinois	0	454	0	454
U.S. Government Agencies	0	34,806	0	34,806
U.S. Treasury Obligations	0	227,979	0	227,979
Non-Agency Mortgage-Backed Securities	0	144,820	0	144,820
Asset-Backed Securities	0	186,861	0	186,861
Preferred Securities
Banking & Finance	0	758	0	758
Short-Term Instruments
Repurchase Agreements	0	166,698	0	166,698
Short-Term Notes	0	1,596	0	1,596

Total Investments	$0	$1,573,466	$6,394	$1,579,860

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	822	0	822
Over the counter	0	1,577	0	1,577

$0	$2,399	$0	$2,399
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(741)	0	(741)
Over the counter	0	(3,836)	0	(3,836)

$0	$(4,577)	$0	$(4,577)

Total Financial Derivative Instruments	$0	$(2,178)	$0	$(2,178)

Totals	$0	$1,571,288	$6,394	$1,577,682

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.7% ¤
CORPORATE BONDS & NOTES 45.0%
BANKING & FINANCE 28.5%
AerCap Ireland Capital DAC 1.750% due 10/29/2024	$500	$455
AIA Group Ltd. 3.125% due 03/13/2023	2,000	1,987
Allstate Corp. 4.272% (US0003M + 0.630%) due 03/29/2023 ~	300	299
American Tower Corp. 3.500% due 01/31/2023	1,500	1,496
Aviation Capital Group LLC 3.875% due 05/01/2023	500	491
Bank of America Corp.
1.486% due 05/19/2024 •	1,700	1,659
3.163% (SOFRRATE + 0.690%) due 04/22/2025 ~	200	197
Bank of Nova Scotia
2.375% due 01/18/2023	2,400	2,385
3.826% (SOFRINDX + 0.960%) due 03/11/2024 ~	1,000	998
Brandywine Operating Partnership LP 3.950% due 02/15/2023	1,000	995
Chubb INA Holdings, Inc. 2.875% due 11/03/2022	537	536
Citigroup, Inc.
1.678% due 05/15/2024 •	1,000	979
3.141% (SOFRRATE + 0.694%) due 01/25/2026 ~(e)	1,000	975
Deutsche Bank AG
3.950% due 02/27/2023	1,200	1,195
4.112% (US0003M + 1.190%) due 11/16/2022 ~	1,100	1,099
DNB Bank ASA 3.720% (US0003M + 0.620%) due 12/02/2022 ~	500	500
First American Financial Corp. 4.300% due 02/01/2023	1,500	1,495
Goldman Sachs Group, Inc. 4.643% (US0003M + 1.600%) due 11/29/2023 ~	1,800	1,810
HSBC Holdings PLC 3.033% due 11/22/2023 •	2,900	2,889
Intesa Sanpaolo SpA 3.375% due 01/12/2023	1,305	1,298
JPMorgan Chase & Co.
0.768% due 08/09/2025 •	800	734
4.013% (US0003M + 1.230%) due 10/24/2023 ~	1,256	1,256
Lloyds Banking Group PLC 2.907% due 11/07/2023 •	1,700	1,696
Mitsubishi UFJ Financial Group, Inc. 3.626% (US0003M + 0.860%) due 07/26/2023 ~	500	501
Mitsui Fudosan Co. Ltd. 2.950% due 01/23/2023	3,500	3,484
Mizuho Financial Group, Inc. 3.627% (US0003M + 0.630%) due 05/25/2024 ~	2,200	2,179
National Bank of Canada 0.550% due 11/15/2024 •	500	474
Nationwide Building Society 3.766% due 03/08/2024 •	1,555	1,538
NatWest Group PLC 2.359% due 05/22/2024 •	2,000	1,954
Nomura Holdings, Inc. 2.648% due 01/16/2025	900	844
Royal Bank of Canada
2.901% (SOFRINDX + 0.360%) due 07/29/2024 ~	1,369	1,353
3.100% (US0003M + 0.360%) due 01/17/2023 ~	547	547
Santander Holdings USA, Inc. 3.400% due 01/18/2023	1,700	1,693
SL Green Operating Partnership LP 3.250% due 10/15/2022	1,900	1,899
Societe Generale SA
3.465% (SOFRRATE + 1.050%) due 01/21/2026 ~	1,000	965
3.875% due 03/28/2024	200	195
Standard Chartered PLC
1.214% due 03/23/2025 •	600	563
1.319% due 10/14/2023 •	705	704
Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024	1,000	943

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

3.478% (US0003M + 0.740%) due 01/17/2023 ~		345	345
Sumitomo Mitsui Trust Bank Ltd.
0.850% due 03/25/2024		700	657
3.353% (SOFRRATE + 0.440%) due 09/16/2024 ~		1,000	991
Toronto-Dominion Bank
3.421% (SOFRRATE + 0.450%) due 09/28/2023 ~		415	414
3.762% (SOFRRATE + 0.910%) due 03/08/2024 ~		1,200	1,196
USAA Capital Corp. 1.500% due 05/01/2023		1,000	984
Vonovia Finance BV 5.000% due 10/02/2023		1,000	994

			52,841

INDUSTRIALS 13.9%
Amazon.com, Inc. 0.250% due 05/12/2023		500	489
Aptiv PLC 2.396% due 02/18/2025		1,000	934
Autodesk, Inc. 3.600% due 12/15/2022		1,800	1,797
Baxter International, Inc. 3.060% (SOFRINDX + 0.260%) due 12/01/2023 ~		700	694
Caterpillar, Inc. 8.000% due 02/15/2023		300	304
Central Japan Railway Co. 3.400% due 09/06/2023		700	690
Cigna Corp. 0.613% due 03/15/2024		300	283
CNH Industrial NV 4.500% due 08/15/2023		700	696
Conagra Brands, Inc. 3.200% due 01/25/2023		1,000	994
Dell International LLC 5.450% due 06/15/2023		1,760	1,765
Discovery Communications LLC 2.950% due 03/20/2023		1,000	991
Flex Ltd. 5.000% due 02/15/2023		1,500	1,502
General Mills, Inc. 6.410% due 10/15/2022		200	200
GSK Consumer Healthcare Capital U.S. LLC 3.863% (SOFRRATE + 0.890%) due 03/24/2024 ~		200	200
Honda Motor Co. Ltd. 2.271% due 03/10/2025		400	377
Humana, Inc. 2.900% due 12/15/2022		1,700	1,695
Intel Corp. 2.700% due 12/15/2022		431	430
International Flavors & Fragrances, Inc. 3.200% due 05/01/2023		1,100	1,093
JDE Peet's NV 0.800% due 09/24/2024		1,585	1,452
John Lewis PLC 6.125% due 01/21/2025	GBP	1,000	1,054
Kia Corp. 1.000% due 04/16/2024		$700	657
Nestle Holdings, Inc. 2.375% due 11/17/2022		720	718
RELX Capital, Inc. 3.500% due 03/16/2023		2,300	2,286
SK Broadband Co. Ltd. 3.875% due 08/13/2023		1,000	993
SK Telecom Co. Ltd. 3.750% due 04/16/2023		1,000	992
Warnermedia Holdings, Inc.
3.528% due 03/15/2024		400	387
4.684% (SOFRINDX + 1.780%) due 03/15/2024 ~		200	199
Zoetis, Inc. 3.250% due 02/01/2023		1,900	1,890

			25,762

UTILITIES 2.6%
Avangrid, Inc. 3.150% due 12/01/2024		500	479
Enel Finance International NV 2.650% due 09/10/2024		1,500	1,421
Southern California Edison Co. 3.611% (SOFRRATE + 0.640%) due 04/03/2023 ~		1,000	999
Southern Power Co. 0.900% due 01/15/2026		200	174
Verizon Communications, Inc.
3.509% (BBSW3M + 1.220%) due 02/17/2023 ~	AUD	1,000	640

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

4.005% (US0003M + 1.100%) due 05/15/2025 ~		$1,100	1,106

			4,819

Total Corporate Bonds & Notes (Cost $85,165)			83,422

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.4%
California Municipal Finance Authority Revenue Notes, Series 2020 1.486% due 11/01/2022		750	749

Total Municipal Bonds & Notes (Cost $750)			749

U.S. GOVERNMENT AGENCIES 7.6%
Fannie Mae
2.723% due 08/25/2044 ~		989	969
3.434% due 10/25/2058 •		871	849
3.534% due 03/25/2049 - 11/25/2059 •		1,150	1,138
3.584% due 05/25/2046 ~		266	264
3.584% due 11/25/2059 •		2,160	2,145
3.634% due 12/25/2059 •		2,783	2,770
Freddie Mac
3.118% due 08/15/2040 •		1,121	1,106
3.218% due 09/15/2045 •		545	540
3.268% due 11/15/2044 •		1,446	1,452
3.418% due 01/15/2054 ~		506	504
3.534% due 09/25/2049 ~		193	190
3.584% due 12/25/2049 •		1,012	1,001
Ginnie Mae 2.684% due 06/20/2051 ~		1,280	1,135

Total U.S. Government Agencies (Cost $14,329)			14,063

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.2%
280 Park Avenue Mortgage Trust 3.585% due 09/15/2034 ~		500	487
BSST Mortgage Trust 4.146% due 02/15/2037 •		500	484
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~		525	432
DROP Mortgage Trust 3.970% due 10/15/2043 ~		1,000	965
Ellington Financial Mortgage Trust 2.206% due 01/25/2067 ~		730	618
GCAT Trust 2.885% due 12/27/2066 ~		275	251
Gemgarto PLC 2.713% due 12/16/2067 •	GBP	391	431
Hilton USA Trust 2.828% due 11/05/2035		$800	773
MFA Trust 1.381% due 04/25/2065 ~		118	113
OBX Trust
1.957% due 10/25/2061 ~		598	493
2.305% due 11/25/2061 ~		695	600
2.783% due 01/25/2062 þ		556	503
One Market Plaza Trust 3.614% due 02/10/2032		600	581
RESIMAC Premier 3.456% due 07/10/2052 •		262	260
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~		213	197
Towd Point HE Trust 0.918% due 02/25/2063 ~		152	143
VASA Trust 3.718% due 07/15/2039 •		500	477

Total Non-Agency Mortgage-Backed Securities (Cost $8,550)			7,808

ASSET-BACKED SECURITIES 15.5%
ACAS CLO Ltd. 3.630% due 10/18/2028 •		673	662
American Money Management Corp. CLO Ltd. 3.610% due 04/17/2029 •		403	401
American Tower Trust 1 3.070% due 03/15/2048		2,000	1,986
Apres Static CLO Ltd. 3.582% due 10/15/2028 ~		207	206
Ares CLO Ltd. 3.382% due 01/15/2029 ~		768	754
College Avenue Student Loans LLC 4.284% due 12/26/2047 ~		695	684

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Commonbond Student Loan Trust
1.980% due 08/25/2050		1,532	1,365
3.560% due 09/25/2045		694	651
Dell Equipment Finance Trust 0.330% due 12/22/2026		333	329
Dryden Senior Loan Fund 3.492% due 04/15/2028 •		390	386
FHF Trust 3.100% due 09/15/2025		1,000	989
Halseypoint CLO Ltd. 3.810% due 07/20/2031 ~		1,000	987
LCM LP 3.608% due 07/19/2027 •		730	718
Marathon Static CLO Ltd. 5.070% due 07/20/2030 •		1,100	1,091
Nassau Ltd. 3.662% due 10/15/2029 •		424	421
Navient Private Education Loan Trust
2.650% due 12/15/2028		25	25
3.818% due 04/15/2069 ~		312	304
4.068% due 02/15/2029 •		86	86
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		1,215	1,043
1.310% due 01/15/2069		206	187
1.580% due 04/15/2070		221	191
2.400% due 10/15/2068		177	164
2.600% due 08/15/2068		1,110	1,030
3.130% due 02/15/2068		1,119	1,074
OCP CLO Ltd. 3.830% due 07/20/2029 ~		574	568
OSD CLO Ltd. 3.610% due 04/17/2031 ~		996	969
Palmer Square Loan Funding Ltd. 3.312% due 10/15/2029 •		1,567	1,531
PRET LLC 1.868% due 07/25/2051 þ		438	392
Santander Retail Auto Lease Trust 0.290% due 04/22/2024		158	157
SMB Private Education Loan Trust
1.390% due 01/15/2053		848	745
3.618% due 01/15/2053 •		1,000	964
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		51	50
2.720% due 11/26/2040		190	188
3.684% due 07/25/2040 •		186	185
3.784% due 03/26/2040 •		404	403
4.034% due 01/25/2039 ~		194	194
4.184% due 10/27/2036 •		306	306
Sound Point CLO Ltd. 3.760% due 10/20/2028 ~		306	304
Stratus CLO Ltd.
3.610% due 12/28/2029 ~		548	537
3.660% due 12/29/2029 ~		753	740
Symphony Static CLO Ltd. 3.613% due 10/25/2029 •		1,653	1,609
Tesla Auto Lease Trust 0.360% due 09/22/2025		749	731
Towd Point Mortgage Trust 3.750% due 05/25/2058 ~		378	363
Tricolor Auto Securitization Trust
0.740% due 04/15/2024		133	132
3.300% due 02/18/2025		925	913
Venture CLO Ltd.
3.392% due 07/15/2027 •		391	391
4.073% due 08/28/2029 ~		453	446
Wellfleet CLO Ltd. 3.600% due 07/20/2029 •		152	150

Total Asset-Backed Securities (Cost $29,820)			28,702

SHORT-TERM INSTRUMENTS 36.0%
COMMERCIAL PAPER 4.6%
Canadian Imperial Bank of Commerce 3.781% due 12/12/2022	CAD	1,900	1,365
Crown Castle International Corp. 3.560% due 10/11/2022		$1,600	1,598
Fiserv, Inc. 3.455% due 10/11/2022		1,500	1,498
GSK Consumer Healthcare Capital U.K. PLC 3.099% due 10/04/2022		2,000	1,999
International Flavors & Fragrances, Inc. 3.407% due 10/11/2022		1,000	999

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Royal Bank of Canada 3.420% due 10/11/2022	CAD	500	362
Toronto Dominion Bank
3.407% due 10/11/2022		1,000	723
3.762% due 12/12/2022		100	72

			8,616

REPURCHASE AGREEMENTS (f) 12.4%			22,900

SHORT-TERM NOTES 5.4%
Federal Home Loan Bank 2.980% due 01/10/2023 •		$10,000	10,001

ISRAEL TREASURY BILLS 1.6%
(0.054)% due 10/07/2022 - 12/07/2022 (b)(c)	ILS	10,300	2,882

JAPAN TREASURY BILLS 2.9%
(0.120)% due 10/11/2022 (c)(d)	JPY	790,000	5,459

U.S. TREASURY BILLS 9.1%
2.876% due 11/01/2022 - 11/29/2022 (a)(b)(c)		$17,000	16,945

Total Short-Term Instruments (Cost $67,415)			66,803

Total Investments in Securities (Cost $206,029)			201,547

Total Investments 108.7% (Cost $206,029)			$201,547
Financial Derivative Instruments (g) 0.4%(Cost or Premiums, net $0)			744
Other Assets and Liabilities, net (9.1)%			(16,887)

Net Assets 100.0%			$185,404

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.141%	01/25/2026	01/18/2022	$1,000	$975	0.53%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.950%	09/30/2022	10/03/2022	$22,900	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024	$(23,332)	$22,900	$22,906

Total Repurchase Agreements	$(23,332)	$22,900	$22,906

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	10/2022	EUR	1,200	$1,201	$25	$0
10/2022	GBP	1,534	1,774	62	0
10/2022	$1,255	EUR	1,252	0	(28)
12/2022	CAD	100	$77	5	0
CBK	10/2022	ILS	900	288	35	0
11/2022	5,704	1,828	224	0
12/2022	3,101	992	118	0
GLM	10/2022	CAD	500	384	22	0
JPM	12/2022	ILS	600	194	25	0
MBC	12/2022	CAD	500	385	23	0
MYI	10/2022	AUD	868	603	48	0
RBC	10/2022	JPY	790,000	5,544	82	0
SCX	10/2022	CAD	1,000	767	43	0
12/2022	1,400	1,067	54	0
UAG	10/2022	AUD	132	91	6	0

Total Forward Foreign Currency Contracts	$772	$(28)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$52,841	$0	$52,841
Industrials	0	25,762	0	25,762
Utilities	0	4,819	0	4,819
Municipal Bonds & Notes
California	0	749	0	749
U.S. Government Agencies	0	14,063	0	14,063
Non-Agency Mortgage-Backed Securities	0	7,808	0	7,808
Asset-Backed Securities	0	28,702	0	28,702
Short-Term Instruments
Commercial Paper	0	8,616	0	8,616
Repurchase Agreements	0	22,900	0	22,900
Short-Term Notes	0	10,001	0	10,001
Israel Treasury Bills	0	2,882	0	2,882
Japan Treasury Bills	0	5,459	0	5,459
U.S. Treasury Bills	0	16,945	0	16,945

Total Investments	$0	$201,547	$0	$201,547

Financial Derivative Instruments - Assets
Over the counter	$0	$772	$0	$772

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(28)	$0	$(28)

Total Financial Derivative Instruments	$0	$744	$0	$744

Totals	$0	$202,291	$0	$202,291

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.7% ¤
CORPORATE BONDS & NOTES 48.0%
BANKING & FINANCE 28.8%
ADCB Finance Cayman Ltd. 4.000% due 03/29/2023	$2,366	$2,355
AerCap Ireland Capital DAC
1.150% due 10/29/2023	10,000	9,505
1.750% due 10/29/2024	23,800	21,670
3.300% due 01/23/2023	3,550	3,531
3.651% (SOFRRATE + 0.680%) due 09/29/2023 ~	12,450	12,187
AIA Group Ltd. 3.125% due 03/13/2023	13,060	12,974
Aozora Bank Ltd. 1.050% due 09/09/2024	50,280	46,394
Aviation Capital Group LLC 3.875% due 05/01/2023	6,351	6,237
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023	3,003	2,994
Banco Santander SA
3.543% (US0003M + 1.120%) due 04/12/2023 ~	7,000	7,004
3.848% due 04/12/2023	4,772	4,738
Bank of America Corp.
3.004% due 12/20/2023 •	5,000	4,974
3.163% (SOFRRATE + 0.690%) due 04/22/2025 ~	37,879	37,278
3.234% due 10/24/2024 •	31,400	31,146
3.948% (US0003M + 0.790%) due 03/05/2024 ~	35,700	35,638
Bank of Nova Scotia
3.514% (SOFRRATE + 0.610%) due 09/15/2026 ~	27,800	26,800
3.826% (SOFRINDX + 0.960%) due 03/11/2024 ~	24,100	24,045
Banque Federative du Credit Mutuel SA 0.650% due 02/27/2024	27,200	25,629
Barclays PLC
4.302% (US0003M + 1.380%) due 05/16/2024 ~	68,782	68,751
4.338% due 05/16/2024 •	2,804	2,773
BGC Partners, Inc. 5.375% due 07/24/2023	900	900
BNP Paribas SA
3.742% (US0003M + 1.230%) due 01/15/2024 ~	4,000	4,059
3.800% due 01/10/2024	26,165	25,691
Canadian Imperial Bank of Commerce 3.297% (SOFRRATE + 0.400%) due 12/14/2023 ~	10,000	9,933
Caterpillar Financial Services Corp. 3.415% (US0003M + 0.510%) due 05/15/2023 ~	6,100	6,106
Charles Schwab Corp. 3.173% (SOFRINDX + 0.520%) due 05/13/2026 ~	29,400	28,556
Citigroup, Inc.
3.255% (SOFRRATE + 0.669%) due 05/01/2025 ~(e)	22,450	22,075
4.042% (US0003M + 1.100%) due 05/17/2024 ~	8,724	8,727
4.105% (US0003M + 1.023%) due 06/01/2024 ~	55,800	55,878
CNH Industrial Capital LLC 1.950% due 07/02/2023	9,860	9,655
Credit Suisse AG
1.000% due 05/05/2023	19,750	19,258
2.963% (SOFRRATE + 0.390%) due 02/02/2024 ~	62,400	61,231
3.004% (SOFRINDX + 0.380%) due 08/09/2023 ~	5,658	5,613
Credit Suisse Group AG
3.800% due 06/09/2023	10,800	10,632
4.207% due 06/12/2024 •	10,000	9,804
4.476% (US0003M + 1.240%) due 06/12/2024 ~	6,000	5,934
Danske Bank AS
1.171% due 12/08/2023 •	79,681	78,952
4.296% (US0003M + 1.060%) due 09/12/2023 ~	30,685	30,531
5.375% due 01/12/2024	46,102	45,876
Deutsche Bank AG
3.108% due 11/08/2023 •	32,300	31,967
3.300% due 11/16/2022	47,931	47,799
3.950% due 02/27/2023	58,408	58,154
4.112% (US0003M + 1.190%) due 11/16/2022 ~	14,869	14,858
4.273% (US0003M + 1.230%) due 02/27/2023 ~	1,850	1,850
ERAC USA Finance LLC 3.300% due 10/15/2022	1,000	1,000

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Federation des Caisses Desjardins du Quebec 0.700% due 05/21/2024	4,000	3,716
First Abu Dhabi Bank PJSC 3.713% (US0003M + 0.850%) due 08/08/2023 ~	9,000	9,003
GA Global Funding Trust
1.000% due 04/08/2024	63,200	58,800
3.374% (SOFRRATE + 0.500%) due 09/13/2024 ~	50,570	49,129
3.580% (SOFRRATE + 1.360%) due 04/11/2025 ~	17,100	16,708
General Motors Financial Co., Inc.
1.050% due 03/08/2024	882	827
1.700% due 08/18/2023	865	840
3.250% due 01/05/2023	43,000	42,767
3.283% (US0003M + 0.990%) due 01/05/2023 ~	30,240	30,230
3.700% due 05/09/2023	6,986	6,938
3.890% (SOFRRATE + 1.200%) due 11/17/2023 ~	29,931	29,771
4.150% due 06/19/2023	17,993	17,912
4.250% due 05/15/2023	13,000	12,953
5.100% due 01/17/2024	5,000	4,985
Goldman Sachs Group, Inc.
2.905% (SOFRRATE + 0.490%) due 10/21/2024 ~	26,600	26,299
3.230% due 11/17/2023 •	22,600	22,544
3.432% due 03/08/2024 •	500	496
3.436% (SOFRRATE + 0.620%) due 12/06/2023 ~	6,900	6,850
3.708% (US0003M + 0.750%) due 02/23/2023 ~	32,815	32,804
4.294% (SOFRRATE + 1.390%) due 03/15/2024 ~	16,600	16,673
4.643% (US0003M + 1.600%) due 11/29/2023 ~	2,478	2,492
Hana Bank
2.993% (US0003M + 0.700%) due 10/02/2022 ~	63,230	63,230
3.566% (US0003M + 0.800%) due 07/26/2023 ~	3,000	3,007
3.995% (US0003M + 0.750%) due 06/13/2024 ~	1,900	1,902
4.045% (US0003M + 0.800%) due 03/13/2023 ~	18,900	18,923
Harley-Davidson Financial Services, Inc. 3.350% due 02/15/2023	9,570	9,507
HSBC Holdings PLC
3.033% due 11/22/2023 •	728	725
3.961% (US0003M + 1.000%) due 05/18/2024 ~	134,185	132,602
4.466% (US0003M + 1.230%) due 03/11/2025 ~	2,300	2,276
Hutchison Whampoa International Ltd. 3.250% due 11/08/2022	19,000	18,982
Hyundai Capital Services, Inc.
0.750% due 09/15/2023	13,500	12,945
3.750% due 03/05/2023	3,410	3,387
ING Groep NV 4.743% (US0003M + 1.000%) due 10/02/2023 ~	37,989	38,037
International Bank for Reconstruction & Development 0.650% due 02/10/2026	35,000	30,960
JPMorgan Chase & Co.
3.513% (US0003M + 0.730%) due 04/23/2024 ~	25,991	25,950
3.662% due 02/24/2026 •	18,000	17,727
4.013% (US0003M + 1.230%) due 10/24/2023 ~	62,775	62,788
Kookmin Bank 2.875% due 03/25/2023	1,180	1,171
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	35,500	35,419
4.050% due 08/16/2023	720	712
Mitsubishi HC Capital, Inc. 3.559% due 02/28/2024	9,300	9,110
Mitsubishi UFJ Financial Group, Inc.
3.626% (US0003M + 0.860%) due 07/26/2023 ~	40,301	40,403
4.250% (SOFRRATE + 1.385%) due 09/12/2025 ~	5,300	5,300
Mitsui Fudosan Co. Ltd. 2.950% due 01/23/2023	5,000	4,977
Mizuho Financial Group, Inc.
3.418% (US0003M + 0.990%) due 07/10/2024 ~	3,760	3,757
3.627% (US0003M + 0.630%) due 05/25/2024 ~	13,710	13,582
3.660% (SOFRRATE + 0.960%) due 05/22/2026 ~	46,640	45,515
3.778% (US0003M + 0.610%) due 09/08/2024 ~	41,300	40,819
Morgan Stanley 3.662% (SOFRRATE + 0.950%) due 02/18/2026 ~	106,700	104,844
Nationwide Building Society
0.550% due 01/22/2024	37,000	34,790
3.766% due 03/08/2024 •	3,677	3,637
NatWest Group PLC 5.191% (US0003M + 1.550%) due 06/25/2024 ~	7,500	7,486
Nissan Motor Acceptance Co. LLC
3.450% due 03/15/2023	3,421	3,399
3.808% (US0003M + 0.640%) due 03/08/2024 ~	39,530	39,060
3.875% due 09/21/2023	6,700	6,583
Nomura Holdings, Inc. 2.648% due 01/16/2025	85,795	80,432
NongHyup Bank 0.875% due 07/28/2024	12,100	11,284
Nordea Bank Abp
3.776% (SOFRRATE + 0.960%) due 06/06/2025 ~	12,000	11,950

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

3.983% (US0003M + 0.940%) due 08/30/2023 ~	1,549	1,554
NTT Finance Corp.
0.373% due 03/03/2023	34,000	33,460
4.239% due 07/25/2025	3,600	3,530
ORIX Corp. 4.050% due 01/16/2024	22,313	22,004
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023	9,645	9,590
QNB Finance Ltd. 4.815% (US0003M + 1.250%) due 03/21/2024 ~	25,000	25,051
Royal Bank of Canada
2.925% (SOFRRATE + 0.525%) due 01/20/2026 ~	31,476	31,047
3.100% (US0003M + 0.360%) due 01/17/2023 ~	35,100	35,074
Santander Holdings USA, Inc. 3.400% due 01/18/2023	68,002	67,727
Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •	35,000	32,337
3.373% due 01/05/2024 •	1,020	1,014
Skandinaviska Enskilda Banken AB 3.819% (SOFRRATE + 0.960%) due 06/09/2025 ~	31,750	31,652
SL Green Operating Partnership LP 3.250% due 10/15/2022	3,510	3,509
Societe Generale SA
3.875% due 03/28/2024	32,990	32,108
4.250% due 09/14/2023	21,608	21,381
Standard Chartered PLC
1.319% due 10/14/2023 •	23,149	23,126
3.557% (SOFRRATE + 1.250%) due 10/14/2023 ~	14,200	14,197
3.655% (SOFRRATE + 0.930%) due 11/23/2025 ~	50,400	49,545
3.885% due 03/15/2024 •	5,200	5,150
4.711% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,300	5,250
Sumitomo Mitsui Financial Group, Inc.
3.102% (SOFRRATE + 0.880%) due 01/14/2027 ~	43,300	42,103
3.478% (US0003M + 0.740%) due 10/18/2022 ~	4,500	4,500
3.478% (US0003M + 0.740%) due 01/17/2023 ~	943	944
Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/12/2023	6,000	5,760
0.850% due 03/25/2024	65,950	61,908
2.550% due 03/10/2025	4,100	3,842
3.353% (SOFRRATE + 0.440%) due 09/16/2024 ~	29,815	29,553
Toronto-Dominion Bank 3.762% (SOFRRATE + 0.910%) due 03/08/2024 ~	41,800	41,675
UBS AG
2.984% (SOFRRATE + 0.360%) due 02/09/2024 ~	14,800	14,726
3.074% due 08/09/2024 •	50,000	49,697
UBS Group AG 4.229% (SOFRRATE + 1.580%) due 05/12/2026 ~	25,000	25,054
Wells Fargo & Co. 4.036% (US0003M + 1.230%) due 10/31/2023 ~	134,791	134,782
Woori Bank 3.652% (US0003M + 0.870%) due 02/01/2023 ~	2,000	2,002

		3,186,429

INDUSTRIALS 12.1%
7-Eleven, Inc. 0.800% due 02/10/2024	30,665	29,010
AbbVie, Inc. 3.634% (US0003M + 0.650%) due 11/21/2022 ~	41,690	41,672
Altria Group, Inc. 2.950% due 05/02/2023	6,000	5,950
Barry Callebaut Services NV 5.500% due 06/15/2023	1,610	1,614
Bayer U.S. Finance LLC
3.875% due 12/15/2023	12,238	12,015
4.303% (US0003M + 1.010%) due 12/15/2023 ~	63,175	62,976
Boeing Co.
1.167% due 02/04/2023	40,610	40,115
1.433% due 02/04/2024	72,917	69,310
1.875% due 06/15/2023	8,000	7,840
2.800% due 03/01/2023	425	422
4.508% due 05/01/2023	99,805	99,484
CenterPoint Energy Resources Corp. 3.600% (US0003M + 0.500%) due 03/02/2023 ~	24,381	24,327
Charter Communications Operating LLC 4.432% (US0003M + 1.650%) due 02/01/2024 ~	54,793	55,094
Cigna Corp.
0.613% due 03/15/2024	8,100	7,631
3.402% (US0003M + 0.890%) due 07/15/2023 ~	28,000	28,025
3.750% due 07/15/2023	4,942	4,908
CNH Industrial NV 4.500% due 08/15/2023	26,850	26,702
Conagra Brands, Inc. 0.500% due 08/11/2023	8,800	8,481

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

ConocoPhillips Co. 2.125% due 03/08/2024	35,000	33,812
Daimler Trucks Finance North America LLC
3.146% (SOFRRATE + 1.000%) due 04/05/2024 ~	1,000	997
3.359% (SOFRRATE + 0.500%) due 06/14/2023 ~	39,800	39,706
3.512% (SOFRRATE + 0.600%) due 12/14/2023 ~	23,400	23,286
Discovery Communications LLC 2.950% due 03/20/2023	435	431
Enbridge, Inc. 0.550% due 10/04/2023	12,100	11,575
Entergy Louisiana LLC 0.950% due 10/01/2024	8,200	7,610
Fidelity National Information Services, Inc. 0.375% due 03/01/2023	10,200	10,032
Flex Ltd. 5.000% due 02/15/2023	9,250	9,261
General Mills, Inc. 6.410% due 10/15/2022	21,400	21,412
General Motors Co.
4.875% due 10/02/2023	3,242	3,230
5.400% due 10/02/2023 (e)	2,500	2,501
GSK Consumer Healthcare Capital U.S. LLC 3.863% (SOFRRATE + 0.890%) due 03/24/2024 ~	18,900	18,865
Humana, Inc. 0.650% due 08/03/2023	33,000	31,877
Huntington Ingalls Industries, Inc. 0.670% due 08/16/2023	11,900	11,480
Hyundai Capital America
0.800% due 04/03/2023	39,730	38,922
0.800% due 01/08/2024	9,000	8,472
1.250% due 09/18/2023	17,457	16,799
2.375% due 02/10/2023	4,289	4,252
2.850% due 11/01/2022	3,200	3,196
5.750% due 04/06/2023	20,303	20,368
Illumina, Inc. 0.550% due 03/23/2023	21,500	21,060
Kia Corp.
1.000% due 04/16/2024	2,200	2,064
3.000% due 04/25/2023	28,365	28,093
Leidos, Inc. 2.950% due 05/15/2023	39,357	38,891
Martin Marietta Materials, Inc. 0.650% due 07/15/2023	21,520	20,787
Mercedes-Benz Finance North America LLC 3.647% (US0003M + 0.840%) due 05/04/2023 ~	3,200	3,207
Mondelez International, Inc. 2.125% due 03/17/2024	6,400	6,150
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	3,321	3,230
Penske Truck Leasing Co. LP
2.700% due 03/14/2023	15,635	15,473
4.125% due 08/01/2023	2,143	2,124
Pioneer Natural Resources Co. 0.550% due 05/15/2023	22,200	21,669
RELX Capital, Inc. 3.500% due 03/16/2023	16,870	16,766
Sabine Pass Liquefaction LLC 5.625% due 04/15/2023	19,117	19,130
SK Hynix, Inc. 1.000% due 01/19/2024	4,000	3,779
SK Telecom Co. Ltd. 3.750% due 04/16/2023	1,400	1,389
Sky Ltd. 3.125% due 11/26/2022	1,500	1,498
Southern Natural Gas Co. LLC 0.625% due 04/28/2023	7,000	6,810
Stellantis NV 5.250% due 04/15/2023	25,165	25,129
Thermo Fisher Scientific, Inc.
0.797% due 10/18/2023	3,500	3,369
2.688% (SOFRINDX + 0.350%) due 04/18/2023 ~	44,000	43,945
2.728% (SOFRINDX + 0.390%) due 10/18/2023 ~	39,900	39,825
Time Warner Entertainment Co. LP 8.375% due 03/15/2023	13,192	13,379
VMware, Inc. 0.600% due 08/15/2023	48,511	46,728
Volkswagen Group of America Finance LLC
0.750% due 11/23/2022	30,800	30,659
4.250% due 11/13/2023	11,148	11,038
Warnermedia Holdings, Inc.
3.528% due 03/15/2024	38,100	36,821
4.684% (SOFRINDX + 1.780%) due 03/15/2024 ~	19,700	19,653

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Zoetis, Inc. 3.250% due 02/01/2023	6,600	6,566

		1,332,892

UTILITIES 7.1%
American Electric Power Co., Inc. 3.262% (US0003M + 0.480%) due 11/01/2023 ~	136,100	135,356
AT&T, Inc.
3.795% (US0003M + 0.890%) due 02/15/2023 ~	74,811	74,878
4.416% (US0003M + 1.180%) due 06/12/2024 ~	3,265	3,278
Atmos Energy Corp.
0.625% due 03/09/2023	26,600	26,182
3.574% (US0003M + 0.380%) due 03/09/2023 ~	102,934	102,776
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024	11,600	11,038
Enel Finance International NV 2.650% due 09/10/2024	14,100	13,357
Engie SA 2.875% due 10/10/2022	10,000	9,955
Kansai Electric Power Co., Inc. 2.550% due 09/17/2024	14,272	13,596
Mississippi Power Co. 3.271% (SOFRRATE + 0.300%) due 06/28/2024 ~	16,575	16,245
NextEra Energy Capital Holdings, Inc.
3.254% (US0003M + 0.270%) due 02/22/2023 ~	20,450	20,392
3.340% (SOFRRATE + 0.540%) due 03/01/2023 ~	28,500	28,465
3.970% (SOFRINDX + 1.020%) due 03/21/2024 ~	28,000	27,793
Niagara Mohawk Power Corp. 2.721% due 11/28/2022	5,500	5,484
Oklahoma Gas & Electric Co. 0.553% due 05/26/2023	14,000	13,613
Pacific Gas & Electric Co.
1.700% due 11/15/2023	14,000	13,433
4.250% due 08/01/2023	24,070	23,892
SGSP Australia Assets Pty. Ltd. 3.300% due 04/09/2023	11,350	11,260
Southern California Edison Co.
0.700% due 04/03/2023	27,400	26,876
0.700% due 08/01/2023	20,400	19,737
3.611% (SOFRRATE + 0.640%) due 04/03/2023 ~	62,700	62,609
Southern California Gas Co. 3.620% (US0003M + 0.350%) due 09/14/2023 ~	2,000	1,993
Verizon Communications, Inc. 4.005% (US0003M + 1.100%) due 05/15/2025 ~	120,952	121,642

		783,850

Total Corporate Bonds & Notes (Cost $5,396,456)		5,303,171

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.337% due 06/01/2023	6,000	5,871

Total Municipal Bonds & Notes (Cost $6,000)		5,871

U.S. GOVERNMENT AGENCIES 4.5%
Fannie Mae
2.000% due 12/25/2044	1,006	888
2.673% due 06/25/2048 ~	8,600	8,506
2.690% due 10/25/2044 •	3,934	3,866
2.693% due 08/25/2044 •	3,040	2,993
2.696% due 07/25/2046 •	4,085	4,033
2.723% due 08/25/2044 •	5,975	5,858
2.744% due 01/25/2037 •	263	258
2.773% due 07/25/2044 - 03/25/2060 •	11,178	11,058
2.773% due 09/25/2049 - 10/25/2059 ~	12,707	12,581
2.823% due 07/25/2046 •	6,660	6,560
3.061% due 05/01/2038 •	246	251
3.211% due 01/01/2036 •	1,842	1,886
3.334% due 05/25/2037 ~	11	11
3.384% due 12/25/2045 ~	1,928	1,906
3.393% due 04/18/2028 - 09/18/2031 ~	326	326
3.414% due 02/25/2037 •	17	17
3.434% due 11/25/2036 •	43	43
3.484% due 06/25/2026 ~	65	65
3.493% due 05/18/2032 ~	69	69
3.494% due 09/25/2035 •	253	252
3.504% due 03/25/2037 •	163	161
3.534% due 02/25/2038 - 06/25/2059 •	10,999	10,870
3.543% due 03/18/2032 •	76	76
3.584% due 06/25/2031 - 11/25/2059 •	4,108	4,079

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

3.584% due 07/25/2049 ~	6,264	6,195
3.634% due 12/25/2059 •	2,530	2,518
3.764% due 12/25/2037 •	286	287
3.784% due 05/25/2037 •	51	51
3.834% due 03/25/2037 - 02/25/2040 •	52	52
3.864% due 02/25/2038 ~	656	661
3.934% due 07/25/2038 •	12	12
3.984% due 03/25/2032 •	13	13
Freddie Mac
1.000% due 01/15/2041 - 09/15/2044	80,553	67,970
2.595% due 03/15/2043 ~	5,091	5,080
2.628% due 05/15/2041 •	2,299	2,266
2.680% due 08/15/2042 ~	4,355	4,015
2.693% due 05/15/2038 ~	2,121	2,091
2.708% due 12/15/2042 •	1,619	1,609
2.723% due 03/15/2037 - 10/15/2038 ~	18,769	18,674
2.723% due 10/15/2037 - 02/15/2038 •	8,037	7,934
2.757% due 06/15/2044 •	6,836	6,822
2.773% due 11/15/2044 ~	3,680	3,687
2.789% due 12/15/2037 •	1,102	1,083
3.068% due 11/15/2036 - 01/15/2040 •	12	12
3.138% due 02/15/2037 •	642	633
3.238% due 04/15/2041 •	169	167
3.265% due 09/01/2037 •	1,396	1,428
3.268% due 09/15/2048 - 04/15/2049 •	4,250	4,202
3.318% due 07/15/2039 •	24	24
3.534% due 09/25/2049 ~	11,610	11,460
3.584% due 12/25/2049 •	3,892	3,850
Ginnie Mae
0.706% due 12/20/2068 ~	6,039	5,841
1.968% due 04/20/2067 ~	1,332	1,311
2.500% due 01/20/2049 - 10/20/2049	2,943	2,665
2.557% due 06/20/2066 •	241	240
2.684% due 06/20/2051 ~	119,084	105,617
2.827% due 06/20/2067 •	1,041	1,032
2.857% due 03/20/2061 - 07/20/2067 •	2,890	2,871
2.857% due 07/20/2063 - 04/20/2064 ~	1,794	1,784
2.957% due 05/20/2065 •	7,117	7,043
3.000% due 07/20/2046	343	331
3.007% due 12/20/2064 •	6,238	6,149
3.007% due 10/20/2065 ~	8,609	8,517
3.057% due 04/20/2070 ~	36,540	35,718
3.137% due 09/20/2066 •	1,261	1,255
3.157% due 07/20/2066 •	2,293	2,284
3.187% due 08/20/2066 ~	783	779
3.277% due 07/20/2065 •	4,029	4,014
3.357% due 01/20/2066 •	3,774	3,745
3.379% due 06/20/2067 •	4,799	4,755
3.407% due 02/20/2066 ~	9,209	9,146
3.414% due 07/20/2049 ~	6,531	6,459
3.460% due 05/20/2063 ~	553	551
3.464% due 03/20/2049 - 06/20/2049 •	9,864	9,761
3.464% due 04/20/2049 ~	5,072	5,024
3.614% due 09/20/2040 •	3,349	3,348
3.634% due 05/20/2041 ~	6,598	6,598
3.639% due 01/16/2040 ~	2,476	2,482
3.644% due 10/20/2040 ~	6,159	6,167
3.664% due 05/20/2041 •	1,808	1,807
3.754% due 02/20/2040 •	2,132	2,142
3.764% due 03/20/2040 ~	5,856	5,882
3.784% due 04/20/2040 •	4,369	4,390
3.814% due 03/20/2040 •	4,589	4,616
6.000% due 12/15/2033	11	11
6.500% due 11/15/2033 - 09/15/2034	15	14
7.000% due 02/15/2024 - 07/15/2032	40	40
7.500% due 07/15/2024 - 06/15/2028	26	26

Total U.S. Government Agencies (Cost $524,201)		493,824

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
AREIT Trust
3.534% due 01/16/2037 •	39,288	37,795
4.073% due 11/17/2038 ~	27,838	26,703
4.306% due 09/14/2036 ~	1,896	1,882
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	15,912	13,689
Ashford Hospitality Trust
3.718% due 04/15/2035 •	1,819	1,768
3.818% due 06/15/2035 ~	9,300	9,020
Bear Stearns Adjustable Rate Mortgage Trust 3.159% due 08/25/2033 ~	325	316
Beast Mortgage Trust 3.868% due 03/15/2036 ~	600	576

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Beneria Cowen & Pritzer Collateral Funding Corp. 3.617% due 06/15/2038 ~	5,500	5,278
BFLD Trust 3.968% due 10/15/2035 ~	12,000	11,597
BHP Trust 3.793% due 08/15/2036 ~	2,561	2,493
Brass PLC 3.622% due 11/16/2066 •	2,473	2,474
BSST Mortgage Trust 4.146% due 02/15/2037 •	8,000	7,738
BXMT Ltd. 3.800% due 11/15/2037 •	57,900	57,276
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	28,588	23,544
Commercial Mortgage Trust 4.118% due 12/15/2038 ~	10,000	9,633
Credit Suisse Mortgage Capital Trust
3.568% due 07/15/2032 ~	13,000	12,264
4.168% due 10/15/2037 •	8,700	8,549
CRSNT Commercial Mortgage Trust 3.640% due 04/15/2036 •	52,400	50,124
DBCG Mortgage Trust 3.518% due 06/15/2034 •	78,640	76,668
DBWF Mortgage Trust 4.023% due 12/19/2030 •	900	876
Ellington Financial Mortgage Trust 2.206% due 01/25/2067 ~	42,350	35,860
Extended Stay America Trust 3.898% due 07/15/2038 •	2,385	2,314
GCAT Trust
2.650% due 10/25/2068 ~	2,108	1,997
2.885% due 12/27/2066 ~	25,965	23,636
GPMT Ltd. 4.243% due 07/16/2035 •	27,001	26,681
GS Mortgage Securities Corp. Trust 3.968% due 07/15/2031 •	9,100	8,882
GS Mortgage Securities Trust 3.648% due 01/10/2047	2,666	2,642
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	56,528	52,722
Hilton USA Trust 2.828% due 11/05/2035	11,600	11,212
JP Morgan Chase Commercial Mortgage Securities Trust 4.068% due 09/15/2029 •	39,072	38,482
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ	5,652	5,235
LoanCore Issuer Ltd. 3.200% due 07/15/2035 ~	8,465	8,366
LUXE Commercial Mortgage Trust 3.868% due 10/15/2038 ~	26,000	25,172
MAD Mortgage Trust 3.294% due 08/15/2034 ~	3,528	3,323
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 3.518% due 11/15/2031 •	364	353
MF1 Ltd. 3.915% due 12/15/2034 ~	2,700	2,667
MFA Trust
1.131% due 07/25/2060 ~	36,249	32,378
1.381% due 04/25/2065 ~	12,962	12,400
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	646	621
Morgan Stanley Capital Trust
3.668% due 11/15/2034 ~	4,535	4,436
3.718% due 07/15/2035 ~	2,300	2,243
3.987% due 12/15/2023 •	47,200	46,021
Natixis Commercial Mortgage Securities Trust 3.768% due 08/15/2038 •	3,000	2,865
OBX Trust
1.957% due 10/25/2061 ~	33,525	27,653
2.305% due 11/25/2061 ~	46,889	40,488
2.783% due 01/25/2062 þ	49,646	44,934
PFP Ltd. 3.668% due 04/14/2038 •	11,782	11,481
Ready Capital Mortgage Financing LLC
3.955% due 01/25/2037 ~	25,000	24,762
4.084% due 04/25/2038 •	19,755	19,531
RESIMAC Bastille Trust 3.283% due 02/03/2053 •	25,177	24,904
RESIMAC Premier 3.456% due 07/10/2052 •	6,546	6,503
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~	5,075	4,697
Starwood Mortgage Trust 3.676% due 11/15/2036 •	17,200	16,525

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Tharaldson Hotel Portfolio Trust 3.693% due 11/11/2034 ~	4,467	4,348
Towd Point HE Trust 0.918% due 02/25/2063 ~	10,206	9,633
UBS-Barclays Commercial Mortgage Trust 3.546% due 04/10/2046 •	7,135	7,126
Verus Securitization Trust
0.820% due 10/25/2063 ~	7,656	7,021
1.630% due 10/25/2066 ~	40,536	34,053
VMC Finance LLC 4.093% due 06/16/2036 ~	11,391	11,146
Wells Fargo Commercial Mortgage Trust
3.623% due 12/13/2031 •	5,400	5,327
3.989% due 07/15/2046 ~	4,093	4,093
Wells Fargo-RBS Commercial Mortgage Trust 3.071% due 03/15/2045	19,131	19,065

Total Non-Agency Mortgage-Backed Securities (Cost $1,101,931)		1,034,061

ASSET-BACKED SECURITIES 16.4%
ACAS CLO Ltd. 3.630% due 10/18/2028 •	22,362	21,983
American Money Management Corp. CLO Ltd. 3.610% due 04/17/2029 •	12,853	12,779
Anchorage Capital CLO Ltd. 3.562% due 07/15/2030 •	4,400	4,342
Apex Credit CLO Ltd. 4.517% due 09/20/2029 ~	8,971	8,813
Apidos CLO
3.640% due 07/18/2029 •	24,900	24,421
3.670% due 07/17/2030 ~	15,800	15,486
3.720% due 04/20/2031 •	9,450	9,291
Arbor Realty Commercial Real Estate Notes Ltd. 3.918% due 05/15/2036 ~	6,400	6,255
Ares CLO Ltd.
3.382% due 01/15/2029 ~	7,421	7,290
3.790% due 04/18/2031 •	2,200	2,150
ARI Fleet Lease Trust 3.298% due 11/15/2027 ~	275	275
Arkansas Student Loan Authority 3.897% due 11/25/2043 •	304	300
Atlas Senior Loan Fund Ltd.
3.580% due 04/20/2028 ~	1,082	1,078
3.839% due 04/22/2031 ~	2,000	1,949
Barings CLO Ltd. 3.660% due 07/20/2029 •	5,553	5,511
Benefit Street Partners CLO Ltd.
3.462% due 10/15/2030 •	12,300	12,088
3.770% due 01/17/2032 •	8,600	8,365
BlueMountain CLO Ltd. 3.939% due 10/22/2030 ~	4,466	4,390
Capital One Multi-Asset Execution Trust 3.398% due 07/15/2027 •	34,100	34,109
Carlyle Global Market Strategies CLO Ltd.
3.819% due 07/27/2031 ~	4,711	4,627
3.872% due 08/14/2030 ~	42,600	41,998
Carlyle U.S. CLO Ltd. 3.710% due 04/20/2031 •	10,000	9,724
Carrington Mortgage Loan Trust 3.960% due 07/20/2030 ~	6,900	6,805
Catamaran CLO Ltd. 3.859% due 04/22/2030 ~	20,893	20,612
Chesapeake Funding LLC
0.870% due 08/15/2032	6,758	6,683
3.218% due 04/15/2031 •	421	421
3.298% due 09/15/2031 •	1,504	1,503
3.468% due 08/15/2032 •	7,359	7,348
CIFC Funding Ltd. 3.733% due 10/24/2030 •	44,000	43,298
CIT Mortgage Loan Trust 4.434% due 10/25/2037 •	4,109	4,083
Citibank Credit Card Issuance Trust
3.253% due 08/07/2027 •	34,100	34,097
3.672% due 04/22/2026 •	55,100	55,118
Commonbond Student Loan Trust 3.934% due 05/25/2041 •	356	354
Crestline Denali CLO Ltd. 3.740% due 04/20/2030 ~	23,132	22,848
Dell Equipment Finance Trust 1.217% due 03/22/2023	4,240	4,232
Discover Card Execution Note Trust 3.418% due 12/15/2026 ~	34,100	34,103
DLLMT LLC 1.000% due 07/21/2025	3,000	2,833

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Dryden CLO Ltd. 3.731% due 01/17/2033 ~	3,400	3,261
Dryden Senior Loan Fund
3.492% due 04/15/2028 •	4,677	4,636
3.532% due 04/15/2029 ~	20,913	20,696
Edsouth Indenture LLC
3.814% due 04/25/2039 ~	495	489
4.234% due 09/25/2040 ~	46	46
Elevation CLO Ltd. 3.733% due 10/25/2030 •	15,600	15,305
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	7,795	6,812
Flagship Credit Auto Trust 0.700% due 04/15/2025	313	312
Ford Credit Auto Owner Trust 2.802% (SOFR30A + 0.520%) due 04/15/2025 ~	21,300	21,301
Ford Credit Floorplan Master Owner Trust 3.318% due 09/15/2025 ~	47,700	47,659
Foursight Capital Automobile Receivables Trust 1.150% due 09/15/2025	20,238	19,809
Galaxy CLO Ltd. 3.482% due 10/15/2030 •	6,900	6,787
Gallatin CLO Ltd. 3.602% due 07/15/2031 ~	6,000	5,879
GM Financial Consumer Automobile Receivables Trust 2.885% due 09/16/2025 •	19,200	19,204
GoldenTree Loan Management U.S. CLO Ltd. 3.620% due 11/20/2030 ~	31,500	30,733
Halseypoint CLO Ltd. 3.810% due 07/20/2031 ~	13,250	13,081
Hyundai Auto Lease Securitization Trust 2.985% due 01/15/2025 ~	15,000	15,001
KKR CLO Ltd. 3.680% due 07/18/2030 •	4,000	3,923
LCM LP
3.608% due 07/19/2027 •	4,541	4,468
3.710% due 07/20/2030 •	800	787
3.750% due 10/20/2027 •	1,284	1,279
LCM Ltd.
3.582% due 04/15/2031 •	1,000	974
3.870% due 10/20/2028 ~	6,092	6,009
LMREC LLC 4.109% due 04/22/2037 •	9,492	9,338
Madison Park Funding Ltd.
0.000% due 07/29/2030 ~	4,000	3,953
3.679% due 01/22/2028 ~	462	454
3.700% due 04/20/2032 ~	4,500	4,388
3.732% due 07/21/2030 •	4,000	3,931
3.739% due 07/27/2031 •	7,400	7,275
3.903% due 04/25/2032 •	6,800	6,635
Magnetite Ltd. 3.785% due 11/15/2028 •	4,609	4,510
Marathon CLO Ltd. 3.662% due 04/15/2029 ~	13,559	13,480
Marble Point CLO Ltd. 3.920% due 12/18/2030 •	5,331	5,223
Master Credit Card Trust 3.504% due 07/21/2024 •	12,000	11,998
MMAF Equipment Finance LLC 2.330% due 12/08/2025	194	194
Mountain View CLO LLC
3.780% due 01/16/2031 ~	16,500	16,211
3.830% due 10/16/2029 ~	9,384	9,173
Nassau Ltd. 3.662% due 10/15/2029 •	22,484	22,299
Navient Private Education Loan Trust
3.818% due 04/15/2069 ~	10,610	10,350
4.068% due 02/15/2029 •	223	223
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	5,811	5,117
1.310% due 01/15/2069	18,160	16,509
1.580% due 04/15/2070	37,380	32,219
1.690% due 05/15/2069	9,288	8,399
2.230% due 07/15/2070	29,304	25,972
3.130% due 02/15/2068	3,210	3,079
Navient Student Loan Trust
3.684% due 07/26/2066 •	1,704	1,703
3.884% due 07/26/2066 ~	6,169	6,100
4.134% due 12/27/2066 ~	15,939	15,800
Nelnet Student Loan Trust
1.420% due 04/20/2062	926	826
3.684% due 03/25/2030 ~	932	928
3.722% due 12/24/2035 •	2,577	2,521
3.884% due 09/25/2065 ~	11,913	11,783

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

3.884% due 08/25/2067 •	18,712	18,412
3.934% due 02/25/2066 •	8,939	8,777
Neuberger Berman CLO Ltd.
3.670% due 10/18/2029 ~	2,000	1,962
3.750% due 04/20/2031 •	600	585
3.758% due 04/19/2030 •	1,400	1,377
Northstar Education Finance, Inc. 3.784% due 12/26/2031 ~	357	355
Octagon Investment Partners Ltd. 3.905% due 02/14/2031 •	3,900	3,811
Oscar U.S. Funding LLC
0.390% due 08/12/2024	5,451	5,388
1.600% due 03/10/2025	43,615	42,646
OZLM Ltd.
3.720% due 10/17/2029 •	30,751	30,235
3.750% due 07/17/2029 ~	3,451	3,416
3.952% due 05/16/2030 •	7,000	6,898
Palmer Square Loan Funding Ltd.
3.312% due 10/15/2029 •	24,460	23,896
3.510% due 07/20/2029 ~	51,877	51,270
3.610% due 04/20/2029 •	3,049	3,021
3.784% due 02/20/2028 •	11,888	11,734
Pawneee Equipment Receivables LLC
3.809% due 08/15/2023	2,586	2,583
4.840% due 02/15/2028	4,800	4,778
PHEAA Student Loan Trust 4.034% due 11/25/2065 ~	5,192	5,159
PRET LLC 1.868% due 07/25/2051 þ	4,905	4,388
Romark CLO Ltd. 3.813% due 10/23/2030 •	40,500	39,761
Santander Consumer Auto Receivables Trust 1.370% due 10/15/2024	145	145
Santander Drive Auto Receivables Trust 2.120% due 10/15/2026	11,022	10,985
Saranac CLO Ltd. 4.385% due 08/13/2031 ~	16,400	16,064
SLC Student Loan Trust 3.413% due 06/15/2029 •	3,165	3,153
SLM Private Credit Student Loan Trust 3.603% due 12/15/2038 ~	5,389	5,210
SLM Student Loan Trust
2.903% due 01/25/2027 •	3,616	3,607
2.923% due 10/25/2028 ~	779	773
3.734% due 12/27/2038 ~	2,241	2,187
3.784% due 01/25/2029 ~	2,579	2,482
3.843% due 12/15/2025 •	215	214
4.283% due 04/25/2023 •	187	185
SMB Private Education Loan Trust
1.290% due 07/15/2053	17,739	15,903
2.340% due 09/15/2034	3,530	3,373
3.418% due 03/17/2053 ~	7,542	7,262
3.718% due 09/15/2034 ~	6,524	6,449
3.918% due 09/15/2034 ~	2,756	2,751
3.918% due 07/15/2053 ~	2,237	2,197
SoFi Professional Loan Program LLC
2.360% due 12/27/2032	9	9
2.650% due 09/25/2040	1,334	1,294
2.740% due 05/25/2040	722	714
3.434% due 02/25/2042 ~	157	155
3.684% due 07/25/2040 •	286	285
3.784% due 03/26/2040 •	280	279
4.034% due 01/25/2039 ~	77	77
4.184% due 10/27/2036 •	988	988
4.384% due 02/25/2040 ~	475	474
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	14,893	13,528
Sound Point CLO Ltd.
3.592% due 04/15/2030 ~	3,055	3,009
3.683% due 01/23/2029 ~	7,165	7,097
3.690% due 10/20/2030 ~	4,500	4,419
3.760% due 10/20/2028 ~	1,958	1,948
3.763% due 07/25/2030 •	29,350	28,828
3.773% due 01/23/2029 •	15,177	15,062
3.866% due 07/26/2031 •	600	581
3.890% due 04/18/2031 ~	1,000	975
Starwood Mortgage Trust 3.635% due 11/15/2038 ~	23,200	22,654
Stratus CLO Ltd. 3.610% due 12/28/2029 ~	4,750	4,653
Symphony CLO Ltd. 3.433% due 07/14/2026 •	1,763	1,756
Symphony Static CLO Ltd. 3.613% due 10/25/2029 •	3,903	3,800

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

TCW CLO Ltd. 3.753% due 04/25/2031 •	19,100	18,665
TICP CLO Ltd. 3.550% due 04/20/2028 ~	458	454
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	60,985	54,211
2.710% due 01/25/2060 ~	19,969	18,875
2.900% due 10/25/2059 ~	16,646	15,749
3.684% due 02/25/2057 •	855	846
3.692% due 03/25/2058 ~	10,876	10,284
4.084% due 10/25/2059 ~	1,819	1,794
Toyota Auto Loan Extended Note Trust 1.350% due 05/25/2033	41,800	38,202
Toyota Auto Receivables Owner Trust 2.855% due 08/15/2025 •	10,000	10,000
Venture CLO Ltd.
3.392% due 07/15/2027 •	4,346	4,349
3.700% due 07/20/2030 •	34,400	33,879
3.730% due 04/20/2029 ~	26,846	26,685
3.760% due 07/20/2030 •	8,500	8,338
4.073% due 08/28/2029 ~	32,964	32,476
Vibrant CLO Ltd. 4.477% due 06/20/2029 ~	7,283	7,214
Voya CLO Ltd.
3.492% due 06/07/2030 •	10,000	9,845
3.512% due 10/15/2030 •	14,500	14,238
3.690% due 04/17/2030 ~	30,102	29,686
Wellfleet CLO Ltd.
3.600% due 04/20/2029 ~	7,897	7,829
3.600% due 07/20/2029 •	14,982	14,784
Westlake Automobile Receivables Trust 0.560% due 05/15/2024	164	164

Total Asset-Backed Securities (Cost $1,868,486)		1,815,148

SOVEREIGN ISSUES 1.0%
Export Development Canada 0.520% due 05/26/2024	29,800	27,785
Korea Development Bank 2.752% (US0003M + 0.475%) due 10/01/2022 ~	3,900	3,900
Korea Expressway Corp. 3.597% (US0003M + 0.600%) due 11/25/2022 ~	58,800	58,441
Korea National Oil Corp. 3.615% (US0003M + 0.875%) due 07/16/2023 ~	7,400	7,431
Tokyo Metropolitan Government 0.750% due 07/16/2025 (c)	21,300	19,147

Total Sovereign Issues (Cost $121,227)		116,704

SHORT-TERM INSTRUMENTS 29.4%
COMMERCIAL PAPER 3.8%
AT&T, Inc. 4.040% due 12/15/2022	31,750	31,492
BAT International Finance PLC 3.128% due 10/05/2022	15,200	15,193
Brookfield U.S. Holdings, Inc. 3.816% due 11/03/2022	26,000	25,918
Constellation Brands, Inc.
3.678% due 10/12/2022	12,100	12,085
3.702% due 10/07/2022 (a)	3,850	3,847
3.967% due 10/24/2022	17,525	17,481
3.987% due 10/28/2022	10,000	9,971
Crown Castle International Corp.
3.560% due 10/11/2022	41,100	41,054
4.102% due 11/02/2022	42,500	42,353
Fiserv, Inc.
3.455% due 10/11/2022	63,900	63,834
3.466% due 10/12/2022	1,000	999
GSK Consumer Healthcare Capital U.K. PLC
3.099% due 10/04/2022	14,600	14,595
3.292% due 11/07/2022	23,600	23,511
Humana, Inc. 3.573% due 10/06/2022	5,600	5,597
International Flavors & Fragrances, Inc.
3.407% due 10/11/2022	9,000	8,991
4.069% due 10/21/2022	8,300	8,283
Molson Coors Brewing Co. 3.711% due 10/13/2022	29,400	29,364
Quanta Services, Inc. 3.456% due 10/11/2022	17,300	17,280
Raytheon Technologies Corp.
3.376% due 10/17/2022	11,750	11,731
3.409% due 10/24/2022	12,550	12,521

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

3.719% due 12/27/2022	11,300	11,185
4.035% due 12/01/2022	1,900	1,887
Reckitt Benckiser Treasury Services PLC 3.454% due 10/13/2022	8,700	8,690

		417,862

REPURCHASE AGREEMENTS (f) 20.3%		2,241,235

SHORT-TERM NOTES 5.3%
Federal Home Loan Bank
2.970% due 01/17/2023 •	250,000	250,024
2.980% due 01/10/2023 •	336,000	336,019
Pacific Gas & Electric Co. 3.803% (SOFRINDX + 1.150%) due 11/14/2022 ~	5,715	5,702

		591,745

Total Short-Term Instruments (Cost $3,250,931)		3,250,842

Total Investments in Securities (Cost $12,269,232)		12,019,621

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 2.920% (b)(c)(d)	548,460	548

Total Short-Term Instruments (Cost $548)		548

Total Investments in Affiliates (Cost $548)		548

Total Investments 108.7% (Cost $12,269,780)		$12,020,169
Other Assets and Liabilities, net (8.7)%		(962,948)

Net Assets 100.0%		$11,057,221

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $538 were out on loan in exchange for $548 of cash collateral as of September 30, 2022.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.255%	05/01/2025	04/27/2021	$22,450	$22,075	0.20%
General Motors Co.				5.400	10/02/2023	03/28/2022	2,558	2,501	0.02

							$25,008	$24,576	0.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	2.990%	10/03/2022	10/04/2022	$399,900	U.S. Treasury Bonds 2.250% - 2.875% due 08/15/2046 - 05/15/2052		$(408,668)	$399,900	$399,900
BPS	2.900	09/30/2022	10/03/2022	769,400	U.S. Treasury Notes 1.250% due 08/15/2031		(783,133)	769,400	769,586
DEU	2.940	10/03/2022	10/04/2022	570,800	U.S. Treasury Bonds 3.000% due 11/15/2044		(38,857)	570,800	570,800
					U.S. Treasury Notes 3.875% due 09/30/2029		(546,942)
FICC	1.150	09/30/2022	10/03/2022	21,935	U.S. Treasury Bills 0.000% due 03/30/2023		(22,374)	21,935	21,936
	2.930	09/30/2022	10/03/2022	479,200	U.S. Treasury Inflation Protected Securities 0.750% due 07/15/2028		(464,813)	479,200	479,317
					U.S. Treasury Notes 1.250% 06/30/2028		(23,971)

Total Repurchase Agreements							$(2,288,758)	$2,241,235	$2,241,539

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2022 was $(36) at a weighted average interest rate of 2.360%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$3,186,429	$0	$3,186,429
Industrials					0	1,332,892	0	1,332,892
Utilities					0	783,850	0	783,850
Municipal Bonds & Notes
California					0	5,871	0	5,871
U.S. Government Agencies					0	493,824	0	493,824
Non-Agency Mortgage-Backed Securities					0	1,034,061	0	1,034,061
Asset-Backed Securities					0	1,815,148	0	1,815,148
Sovereign Issues					0	116,704	0	116,704
Short-Term Instruments
Commercial Paper					0	417,862	0	417,862
Repurchase Agreements					0	2,241,235	0	2,241,235
Short-Term Notes					0	591,745	0	591,745

					$0	$12,019,621	$0	$12,019,621

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	548	0	0	548

Total Investments	$548	$12,019,621	$0	$12,020,169

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
MUNICIPAL BONDS & NOTES 88.4%
ALABAMA 2.7%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
2.810% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,873
4.000% due 10/01/2052	7,385	7,196
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	4,000	3,840
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2027	1,000	1,061
Lower Alabama Gas District Revenue Bonds, Series 2020 4.000% due 12/01/2050	3,000	2,961
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	1,350	1,300
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,935	2,724

		20,955

ALASKA 0.3%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	1,905	2,010

ARIZONA 1.2%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,750	2,722
Maricopa County, Arizona Special Health Care District General Obligation Bonds, Series 2018 5.000% due 07/01/2029	1,940	2,098
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	376
Phoenix, Arizona General Obligation Refunding Bonds, Series 2022 5.000% due 07/01/2026	1,500	1,593
Town of Gilbert, Arizona General Obligation Bonds, Series 2022 5.000% due 07/15/2027	2,000	2,158

		8,947

CALIFORNIA 5.9%
Anaheim Public Financing Authority, California Revenue Bonds, (AGM/CR Insured), Series 2019 5.000% due 09/01/2027	2,500	2,657
Bay Area Toll Authority, California Revenue Bonds, Series 2021 2.910% (MUNIPSA) due 04/01/2056 ~	2,000	1,968
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2036	1,000	936
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,629
4.000% due 04/01/2040	1,250	1,118
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2037	4,495	4,425
California State General Obligation Bonds, Series 2018 5.000% due 08/01/2037	6,000	6,350
California State General Obligation Notes, Series 2018 5.000% due 10/01/2028	3,500	3,840
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (c)	1,500	591
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2032	3,000	3,138
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2033	1,153	1,080
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034	3,000	2,364
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.687% due 06/01/2030	6,000	4,912
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2038	1,000	1,059
Los Angeles, California Revenue Notes, Series 2022 4.000% due 06/29/2023	6,705	6,751
Los Angeles, California Wastewater System Revenue Bonds, Series 2015 5.000% due 06/01/2029	1,350	1,416

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Sacramento Municipal Utility District, California Revenue Bonds, Series 2013 5.000% due 08/15/2029	1,000	1,017

		45,251

COLORADO 1.2%
Board of Governors of Colorado State University System Revenue Bonds, Series 2015 5.000% due 03/01/2028	1,580	1,647
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	2,599
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2031	850	873
5.000% due 11/15/2049	1,500	1,575
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,250	1,334
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2028	875	898

		8,926

CONNECTICUT 6.0%
Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2023	1,635	1,659
5.000% due 08/15/2027	3,000	3,203
Connecticut Housing Finance Authority Revenue Bonds, Series 2017 2.570% due 05/15/2040	8,135	8,135
Connecticut Housing Finance Authority Revenue Bonds, Series 2022 2.000% due 11/15/2052	12,600	12,600
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	3,500	3,837
5.000% due 05/01/2032	1,380	1,503
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2030	3,000	3,220
5.000% due 10/01/2033	1,020	1,089
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	3,936
Connecticut State General Obligation Bonds, Series 2020 4.000% due 06/01/2031	1,750	1,768
Connecticut State General Obligation Bonds, Series 2022 5.000% due 09/15/2028	1,000	1,085
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,275
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	2,015

		45,325

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,000	1,789

DISTRICT OF COLUMBIA 0.3%
District of Columbia Revenue Bonds, Series 2015 5.000% due 07/15/2028	2,000	2,073

FLORIDA 1.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,001
Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2030	450	485
5.000% due 07/01/2031	900	967
Florida State General Obligation Notes, Series 2021 5.000% due 06/01/2028	5,000	5,465
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	3,500	2,797
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2035 (c)	1,250	621
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2026 (c)	275	228
0.000% due 10/01/2028 (c)	475	352
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2022 5.000% due 11/01/2033	700	699
School District of Broward County, Florida Certificates of Participation Bonds, Series 2020 5.000% due 07/01/2032	2,000	2,155
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2033 (c)	200	117

		14,887

GEORGIA 4.3%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,000	1,715

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,064
5.000% due 07/01/2037	500	528
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	3,000	2,935
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	3,750	3,656
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	624
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,250	1,154
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,000	1,085
Georgia State General Obligation Notes, Series 2022 5.000% due 07/01/2030	6,640	7,446
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	728
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 2.548% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,510	1,497
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2033	2,500	2,546
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	3,000	2,845
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,200	1,255
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2027	335	350
5.000% due 01/01/2028	400	421
5.000% due 01/01/2029	450	476
5.000% due 01/01/2031	360	383
5.000% due 01/01/2032	285	300
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2029	1,000	1,055
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2028	175	183
5.000% due 01/01/2029	165	173

		32,419

GUAM 0.1%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2023	770	776

HAWAII 0.3%
Honolulu, Hawaii City & County General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,087

ILLINOIS 6.5%
Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 12/01/2036	2,000	1,778
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2035	6,500	6,567
Chicago, Illinois General Obligation Bonds, Series 2015 5.250% due 01/01/2027	4,000	4,046
Chicago, Illinois General Obligation Bonds, Series 2017 5.625% due 01/01/2030	1,865	1,903
Chicago, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	2,000	2,022
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	1,000	1,007
Illinois Finance Authority Revenue Bonds, Series 2019 2.450% due 10/01/2039	2,000	1,712
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	2,590	2,616
Illinois State General Obligation Bonds, Series 2022 5.000% due 03/01/2026	7,000	7,124
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2023	2,765	2,798
Illinois State General Obligation Notes, Series 2020 5.000% due 10/01/2025	2,300	2,339
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,500	1,513
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	2,704
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	775	826
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	500	240
0.000% due 06/15/2037 (c)	1,500	676
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	1,100	1,111
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	1,800	2,005

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	1,350	1,407
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	4,500	4,731

		49,125

INDIANA 1.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,500	1,441
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,825	3,241
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,615
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2029	285	306
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,476

		8,079

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	2,000	1,818

KENTUCKY 0.9%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,000	1,996
Kentucky Public Energy Authority Revenue Bonds, Series 2019 4.000% due 02/01/2050	2,000	1,947
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	3,000	2,973

		6,916

LOUISIANA 1.4%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 5.000% due 02/01/2031	2,330	2,586
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2028	855	890
Louisiana State General Obligation Bonds, Series 2015 4.000% due 05/01/2035	1,700	1,705
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	2,900	2,828
2.125% due 06/01/2037	800	780
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 4.000% due 02/01/2037	2,000	1,711

		10,500

MAINE 0.1%
Portland, Maine General Airport Revenue Notes, Series 2019
5.000% due 01/01/2028	300	316
5.000% due 01/01/2029	225	239
5.000% due 01/01/2030	270	287

		842

MARYLAND 1.3%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,472
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	200
5.000% due 06/01/2033	445	454
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2031	350	360
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2035	7,000	7,802

		10,288

MASSACHUSETTS 1.7%
Massachusetts Bay Transportation Authority Revenue Notes, Series 2021 5.000% due 07/01/2028	1,000	1,087
Massachusetts Development Finance Agency Revenue Bonds, Series 2013 5.000% due 07/01/2044	4,000	3,943
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,567
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 3.060% (MUNIPSA) due 07/01/2049 ~	1,000	992
Massachusetts Development Finance Agency Revenue Bonds, Series 2022 5.000% due 10/01/2038	2,000	2,110

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	2,390	2,484
Massachusetts State College Building Authority Revenue Notes, Series 2022
5.000% due 05/01/2030	500	551
5.000% due 05/01/2031	500	554

		13,288

MICHIGAN 2.3%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	4,035	4,453
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 2.094% (US0003M) due 07/01/2032 ~	3,000	2,924
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,265
5.000% due 07/01/2030	1,715	1,852
Lake Orion Community School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2022 4.000% due 05/01/2030	500	514
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 3.210% (MUNIPSA) due 04/15/2047 ~	3,500	3,471
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,239
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,500	1,511

		17,229

MINNESOTA 0.3%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022 5.000% due 01/01/2031	500	546
Minnesota Municipal Gas Agency Revenue Bonds, Series 2022 4.000% due 12/01/2052	700	697
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017 5.000% due 12/01/2029	1,000	1,068

		2,311

MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,431

MISSOURI 0.2%
Kansas City, Missouri Water Revenue Bonds, Series 2020 4.000% due 12/01/2034	1,000	1,005
Republic, Missouri Revenue Notes, Series 2022 4.000% due 05/01/2028	500	508

		1,513

NEBRASKA 0.7%
Douglas County, Nebraska Revenue Bonds, Series 2021 2.990% (MUNIPSA) due 07/01/2035 ~	1,980	1,978
Public Power Generation Agency, Nebraska Revenue Bonds, Series 2015 5.000% due 01/01/2030	1,085	1,117
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2025	1,905	1,972

		5,067

NEVADA 2.1%
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2019 5.000% due 06/15/2028	5,000	5,408
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020
5.000% due 06/15/2028	1,000	1,081
5.000% due 06/15/2029	2,030	2,214
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015 5.000% due 06/01/2034	1,500	1,542
Las Vegas Valley Water District, Nevada General Obligation Notes, Series 2021 5.000% due 06/01/2029	5,000	5,497

		15,742

NEW HAMPSHIRE 0.2%
Merrimack County, New Hampshire General Obligation Notes, Series 2012 5.000% due 12/01/2022	1,115	1,118
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2024	220	219

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

4.000% due 01/01/2025	285	282

		1,619

NEW JERSEY 4.3%
New Jersey Economic Development Authority Revenue Bonds, Series 2013 4.010% (MUNIPSA + 1.550%) due 09/01/2027 ~	3,000	3,002
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2034	500	461
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	3,500	3,655
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	2,000	2,100
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2006 0.000% due 12/15/2031 (c)	6,865	4,494
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (c)	1,500	808
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,380	1,391
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2035	2,250	2,056
New Jersey Turnpike Authority Revenue Bonds, Series 2017
4.000% due 01/01/2034	7,500	7,415
5.000% due 01/01/2030	2,250	2,374
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,000	2,065
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018
5.000% due 06/01/2025	1,020	1,049
5.000% due 06/01/2028	2,000	2,077

		32,947

NEW MEXICO 1.8%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	3,500	3,431
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	7,950	7,282
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	3,000	3,085

		13,798

NEW YORK 13.3%
Dobbs Ferry New York Union Free School District, Series 2022 3.000% due 06/02/2023	2,350	2,346
Enlarged City New York School District of the City of Troy, Series 2022 4.000% due 06/08/2023	8,000	8,027
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2029	3,000	3,113
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	1,695	1,704
Monroe County Industrial Development Corp, New York Revenue Bonds, Series 2017 5.000% due 07/01/2030	1,040	1,113
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 5.000% due 12/01/2027	1,000	1,025
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,428
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	2,005	2,137
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,644
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2021 4.000% due 07/15/2036	5,000	4,807
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 5.000% due 08/01/2029	2,300	2,514
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 5.000% due 08/01/2031	5,000	5,124
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,151
5.250% due 08/01/2040	4,890	5,232
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2020 5.000% due 11/01/2024	1,500	1,553
New York City, New York General Obligation Bonds, Series 2018 2.750% due 12/01/2047	10,000	10,000
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2027	2,500	2,638
5.000% due 06/15/2030	5,790	6,440
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	1,000	1,038
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2041	5,350	4,776
New York State Dormitory Authority Revenue Bonds, Series 2012 5.000% due 12/15/2025	405	407

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,228
5.000% due 01/15/2032	500	534
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,535	2,573
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	4,597
4.000% due 02/15/2047	5,000	4,444
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	2,855
New York State Urban Development Corp. Revenue Notes, Series 2022 5.000% due 03/15/2029 (a)	3,500	3,808
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2026	1,070	1,101
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 5.000% due 12/01/2043	2,000	2,099
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 2.000% due 05/15/2045	3,000	2,756
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,319
5.000% due 06/01/2027	2,800	2,924

		101,455

NORTH CAROLINA 1.8%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021
5.000% due 01/15/2049	2,000	2,124
5.000% due 01/15/2050	2,700	2,863
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Notes, Series 2022 5.000% due 01/15/2028	1,000	1,071
North Carolina Medical Care Commission Revenue Bonds, Series 2012 5.000% due 10/01/2027	1,120	1,120
State of North Carolina Build Revenue Bonds, Series 2022 5.000% due 05/01/2028	5,625	6,120
University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2026	250	255

		13,553

OHIO 2.1%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2022 5.000% due 11/15/2028	400	428
Allen County, Ohio Hospital Facilities Revenue Notes, Series 2020 5.000% due 12/01/2029	1,500	1,620
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2034	1,000	1,030
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,266
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2033	700	761
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	3,000	3,065
Hamilton County, Ohio Sales Tax Revenue Notes, Series 2016 5.000% due 12/01/2026	750	797
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2033	510	551
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2029	115	120
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	2,791
Ohio Water Development Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	1,000	1,097
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,000	2,198

		15,724

OREGON 1.0%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,539
5.000% due 08/15/2036	1,500	1,542
5.000% due 08/15/2037	1,600	1,630
5.000% due 08/15/2038	1,000	1,016
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
5.000% due 06/15/2028	700	763
5.000% due 06/15/2029	800	882

		7,372

PENNSYLVANIA 3.6%
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	1,500	1,543
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	2,000	2,137

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Commonwealth of Pennsylvania General Obligation Notes, Series 2019 5.000% due 07/15/2024	5,000	5,153
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022 5.000% due 10/01/2033	5,000	5,508
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	900	904
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	4,500	4,724
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	3,500	3,267
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2029	1,310	1,377
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	353
5.000% due 08/15/2031	300	311
5.000% due 08/15/2033	1,000	1,029
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,333

		27,639

PUERTO RICO 0.7%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 2.046% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,199
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2046 (c)	18,846	4,273

		5,472

RHODE ISLAND 1.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	7,500	7,559
5.000% due 06/01/2040	2,000	2,007

		9,566

SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	945
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	925

		1,870

TENNESSEE 0.8%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,500	1,532
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	3,039
5.250% due 09/01/2026	1,745	1,788

		6,359

TEXAS 8.5%
Arlington Higher Education Finance Corp., Texas Revenue Notes, (PSF Insured), Series 2021 4.000% due 02/15/2028	300	303
Austin Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022
5.000% due 08/01/2028	1,000	1,088
5.000% due 08/01/2030	1,000	1,104
Board of Regents of the University of Texas System Revenue Bonds, Series 2007 2.440% due 08/01/2034	8,000	8,000
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	5,000	2,331
Clifton Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2021
4.000% due 08/15/2033	1,110	1,092
4.000% due 08/15/2034	950	927
4.000% due 08/15/2036	700	674
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,211
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2035	5,000	5,366
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,001
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 5.000% due 08/15/2031	920	1,005
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2025	500	516
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 2.445% (US0001M) due 11/15/2046 ~	1,000	999
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	3,535
Houston, Texas General Obligation Notes, Series 2019 5.000% due 03/01/2029	1,100	1,201

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,550
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	3,005
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,219
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2022 2.000% due 02/01/2049	1,000	910
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022 5.000% due 10/01/2030	450	494
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 3.656% (US0003M) due 12/15/2026 ~	2,500	2,365
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	1,425	1,481
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2026	1,250	1,278
Texas State General Obligation Bonds, Series 2019 2.400% due 06/01/2050	9,210	9,210
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	250	273
5.000% due 10/15/2030	3,010	3,272
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 08/01/2032	2,250	2,514
Texas Water Development Board Revenue Notes, Series 2022
5.000% due 08/01/2029	1,050	1,153
5.000% due 10/15/2029 (a)	1,200	1,321
5.000% due 10/15/2030 (a)	1,775	1,967

		64,365

VIRGINIA 1.4%
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 5.000% due 07/01/2053	2,700	2,895
Virginia College Building Authority Revenue Notes, Series 2021 5.000% due 02/01/2028	4,500	4,876
Virginia Public School Authority Revenue Notes, Series 2022 5.000% due 01/15/2029	2,320	2,557

		10,328

WASHINGTON 2.2%
Energy Northwest, Washington Revenue Bonds, Series 2018 5.000% due 07/01/2031	3,035	3,268
Energy Northwest, Washington Revenue Bonds, Series 2020 5.000% due 07/01/2033	2,000	2,174
Energy Northwest, Washington Revenue Bonds, Series 2022 5.000% due 07/01/2035	3,000	3,256
Seattle, Washington Solid Waste Revenue Notes, Series 2014 5.000% due 05/01/2024	545	561
State of Washington General Obligation Refunding Bonds, Series 2022 4.000% due 07/01/2026	1,900	1,953
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 3.510% (MUNIPSA + 1.050%) due 01/01/2042 ~	2,500	2,502
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2032	450	467
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	2,700	2,679
Washington Higher Education Facilities Authority Revenue Notes, Series 2020 5.000% due 05/01/2025	250	257

		17,117

WEST VIRGINIA 0.4%
Mason County, West Virginia Revenue Bonds, Series 2003 2.750% due 10/01/2022	2,000	2,000
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	824	783

		2,783

WISCONSIN 1.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,250	2,232
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2030	265	251
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2029 (c)	2,105	1,563
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	2,078

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Wisconsin State General Obligation Notes, Series 2022 2.880% (MUNIPSA) due 05/01/2025 ~	5,045	5,047

		11,171

Total Municipal Bonds & Notes (Cost $706,924)		672,732

SHORT-TERM INSTRUMENTS 11.4%
REPURCHASE AGREEMENTS (d) 0.1%		524

SHORT-TERM NOTES 2.8%
Federal Home Loan Bank 0.000% due 10/03/2022 - 10/28/2022 (c)	21,100	21,089

U.S. TREASURY BILLS 8.5%
2.207% due 10/06/2022 - 11/17/2022 (b)(c)	65,100	64,994

Total Short-Term Instruments (Cost $86,623)		86,607

Total Investments in Securities (Cost $793,547)		759,339

Total Investments 99.8% (Cost $793,547)		$759,339
Other Assets and Liabilities, net 0.2%		1,325

Net Assets 100.0%		$760,664

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Coupon represents a weighted average yield to maturity.
	(c)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$524	U.S. Treasury Bills 0.000% due 03/30/2023		$(534)	$524	$524

Total Repurchase Agreements							$(534)	$524	$524

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$20,955	$0	$20,955
	Alaska				0	2,010	0	2,010
	Arizona				0	8,947	0	8,947
	California				0	45,251	0	45,251
	Colorado				0	8,926	0	8,926
	Connecticut				0	45,325	0	45,325
	Delaware				0	1,789	0	1,789
	District of Columbia				0	2,073	0	2,073
	Florida				0	14,887	0	14,887
	Georgia				0	32,419	0	32,419
	Guam				0	776	0	776
	Hawaii				0	2,087	0	2,087
	Illinois				0	49,125	0	49,125
	Indiana				0	8,079	0	8,079
	Iowa				0	1,818	0	1,818
	Kentucky				0	6,916	0	6,916
	Louisiana				0	10,500	0	10,500
	Maine				0	842	0	842
	Maryland				0	10,288	0	10,288
	Massachusetts				0	13,288	0	13,288
	Michigan				0	17,229	0	17,229
	Minnesota				0	2,311	0	2,311
	Mississippi				0	1,431	0	1,431
	Missouri				0	1,513	0	1,513
	Nebraska				0	5,067	0	5,067
	Nevada				0	15,742	0	15,742
	New Hampshire				0	1,619	0	1,619
	New Jersey				0	32,947	0	32,947
	New Mexico				0	13,798	0	13,798
	New York				0	101,455	0	101,455
	North Carolina				0	13,553	0	13,553
	Ohio				0	15,724	0	15,724
	Oregon				0	7,372	0	7,372
	Pennsylvania				0	27,639	0	27,639
	Puerto Rico				0	5,472	0	5,472
	Rhode Island				0	9,566	0	9,566
	South Dakota				0	1,870	0	1,870
	Tennessee				0	6,359	0	6,359
	Texas				0	64,365	0	64,365
	Virginia				0	10,328	0	10,328
	Washington				0	17,117	0	17,117
	West Virginia				0	2,783	0	2,783
	Wisconsin				0	11,171	0	11,171

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Short-Term Instruments
Repurchase Agreements	0	524	0	524
Short-Term Notes	0	21,089	0	21,089
U.S. Treasury Bills	0	64,994	0	64,994

Total Investments	$0	$759,339	$0	$759,339

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.8% ¤
CORPORATE BONDS & NOTES 88.4%
BANKING & FINANCE 33.9%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	$1,285	$1,086
3.300% due 01/30/2032	252	190
3.400% due 10/29/2033	146	106
4.125% due 07/03/2023	60	60
4.450% due 10/01/2025	456	431
AIB Group PLC 4.750% due 10/12/2023	561	554
Aircastle Ltd. 4.250% due 06/15/2026	10	9
Alexandria Real Estate Equities, Inc. 1.875% due 02/01/2033	1,065	750
Alleghany Corp. 3.250% due 08/15/2051	1,895	1,281
Ally Financial, Inc.
1.450% due 10/02/2023	478	462
3.875% due 05/21/2024	40	39
5.800% due 05/01/2025	130	131
American Express Co.
3.950% due 08/01/2025	560	543
4.050% due 12/03/2042	123	100
4.420% due 08/03/2033 •	460	419
American International Group, Inc. 3.900% due 04/01/2026	322	308
American Tower Corp.
1.450% due 09/15/2026	100	85
2.100% due 06/15/2030	1,221	937
2.300% due 09/15/2031	100	75
2.400% due 03/15/2025	1,317	1,224
2.750% due 01/15/2027	804	712
2.900% due 01/15/2030	1,687	1,389
2.950% due 01/15/2051	1,129	680
3.125% due 01/15/2027	501	451
3.375% due 10/15/2026	830	759
3.500% due 01/31/2023	1,183	1,180
3.600% due 01/15/2028	673	598
ANZ New Zealand International Ltd. 1.250% due 06/22/2026	136	118
Aon Corp.
2.800% due 05/15/2030	261	217
2.900% due 08/23/2051	879	546
5.000% due 09/12/2032	100	96
Arch Capital Group Ltd. 3.635% due 06/30/2050	142	97
Ares Capital Corp.
2.875% due 06/15/2027	384	321
2.875% due 06/15/2028	10	8
Athene Global Funding
1.608% due 06/29/2026	463	394
2.673% due 06/07/2031	10	7
Athene Holding Ltd. 4.125% due 01/12/2028	279	251
Australia & New Zealand Banking Group Ltd.
2.570% due 11/25/2035 •	504	367
2.950% due 07/22/2030 •	126	115
Aviation Capital Group LLC 1.950% due 01/30/2026	139	117
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	45	38
2.528% due 11/18/2027	352	276
2.875% due 02/15/2025	2,129	1,928
5.500% due 01/15/2026	825	777
Banco de Credito e Inversiones SA 3.500% due 10/12/2027	1,275	1,155
Banco Santander Chile 2.700% due 01/10/2025	125	117
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022	187	187
5.375% due 04/17/2025	173	168

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Banco Santander SA
5.147% due 08/18/2025	189	183
5.294% due 08/18/2027	189	178
Bank of America Corp.
1.530% due 12/06/2025 •	864	791
2.572% due 10/20/2032 •	3,773	2,890
3.384% due 04/02/2026 •	824	779
3.419% due 12/20/2028 •	1,532	1,362
3.458% due 03/15/2025 •	1,972	1,911
3.500% due 04/19/2026	1,432	1,347
3.970% due 03/05/2029 •	100	91
4.000% due 04/01/2024	593	586
4.083% due 03/20/2051 •	2,027	1,533
4.271% due 07/23/2029 •	1,522	1,390
4.443% due 01/20/2048 •	60	49
4.827% due 07/22/2026 •	933	913
4.948% due 07/22/2028 •	460	442
5.015% due 07/22/2033 •	1,396	1,297
7.750% due 05/14/2038	168	187
Bank of New Zealand 1.000% due 03/03/2026	110	96
Barclays PLC 4.375% due 01/12/2026	2,905	2,741
Berkshire Hathaway Finance Corp.
2.850% due 10/15/2050	215	139
3.850% due 03/15/2052	824	633
4.200% due 08/15/2048	272	227
4.250% due 01/15/2049	304	254
5.750% due 01/15/2040	964	998
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	947	846
BGC Partners, Inc. 5.375% due 07/24/2023	50	50
Blackstone Secured Lending Fund
2.750% due 09/16/2026	278	239
3.625% due 01/15/2026	128	117
Block Financial LLC 3.875% due 08/15/2030	222	190
Blue Owl Finance LLC
3.125% due 06/10/2031	390	277
4.125% due 10/07/2051	562	326
BNP Paribas SA
1.323% due 01/13/2027 •	456	389
2.591% due 01/20/2028 •	779	666
3.132% due 01/20/2033 •	297	226
3.800% due 01/10/2024	10	10
4.400% due 08/14/2028	1,988	1,792
Boston Properties LP
2.550% due 04/01/2032	10	7
3.250% due 01/30/2031	10	8
3.400% due 06/21/2029	10	8
BPCE SA
4.500% due 03/15/2025	194	184
4.625% due 09/12/2028	177	161
Brookfield Finance, Inc.
3.625% due 02/15/2052	389	256
3.900% due 01/25/2028	650	586
4.850% due 03/29/2029	1,670	1,564
Brown & Brown, Inc.
2.375% due 03/15/2031	146	109
4.950% due 03/17/2052	100	81
Capital One Financial Corp.
4.985% due 07/24/2026 •	234	229
5.247% due 07/26/2030 •	234	218
Charles Schwab Corp.
1.650% due 03/11/2031	640	483
1.950% due 12/01/2031	164	125
2.000% due 03/20/2028	10	9
2.300% due 05/13/2031	10	8
2.900% due 03/03/2032	100	83
China Cinda Finance Ltd. 4.250% due 04/23/2025	271	260
Chubb INA Holdings, Inc. 4.350% due 11/03/2045	235	199
Citigroup, Inc.
2.561% due 05/01/2032 •(h)	1,500	1,153
2.572% due 06/03/2031 •(h)	500	394
3.057% due 01/25/2033 •(h)	168	132
3.400% due 05/01/2026	500	467
3.668% due 07/24/2028 •	10	9
3.700% due 01/12/2026	100	95
3.887% due 01/10/2028 •	1,037	956
Citizens Financial Group, Inc. 3.250% due 04/30/2030	10	8

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

CNH Industrial Capital LLC 1.950% due 07/02/2023	50	49
Commonwealth Bank of Australia
2.688% due 03/11/2031	1,196	900
3.743% due 09/12/2039 (f)	626	457
Corebridge Financial, Inc.
3.500% due 04/04/2025	306	291
3.650% due 04/05/2027	356	326
3.850% due 04/05/2029	353	312
3.900% due 04/05/2032	174	147
4.400% due 04/05/2052	100	76
Credit Suisse AG 1.250% due 08/07/2026	514	425
Credit Suisse Group AG
1.305% due 02/02/2027 •	205	167
2.193% due 06/05/2026 •	1,276	1,111
3.800% due 06/09/2023	1,488	1,465
4.194% due 04/01/2031 •	60	47
4.875% due 05/15/2045	1,202	852
6.373% due 07/15/2026 •	371	359
6.442% due 08/11/2028 •	470	438
6.537% due 08/12/2033 •	460	414
Crown Castle, Inc.
1.350% due 07/15/2025	23	21
2.100% due 04/01/2031	20	15
2.250% due 01/15/2031	1,142	874
2.500% due 07/15/2031	10	8
2.900% due 03/15/2027	172	153
2.900% due 04/01/2041	172	112
3.100% due 11/15/2029	1,291	1,086
3.300% due 07/01/2030	100	84
4.300% due 02/15/2029	315	289
4.450% due 02/15/2026	1,427	1,377
Danske Bank AS
3.244% due 12/20/2025 •	499	464
5.375% due 01/12/2024	594	591
Deutsche Bank AG
2.129% due 11/24/2026 •(h)	464	394
2.222% due 09/18/2024 •	920	877
4.100% due 01/13/2026	1,170	1,107
Digital Realty Trust LP 3.600% due 07/01/2029	10	9
Discover Bank 4.650% due 09/13/2028	758	688
DNB Bank ASA 1.535% due 05/25/2027 •	344	296
Duke Realty LP 4.000% due 09/15/2028	1,523	1,411
Enstar Group Ltd. 3.100% due 09/01/2031	604	430
Equinix, Inc.
1.450% due 05/15/2026	10	9
2.150% due 07/15/2030	390	300
2.625% due 11/18/2024	50	47
3.000% due 07/15/2050	1,173	721
3.200% due 11/18/2029	468	396
Equitable Holdings, Inc. 5.000% due 04/20/2048	563	473
Essex Portfolio LP
2.650% due 03/15/2032	1,900	1,476
3.500% due 04/01/2025	50	48
Extra Space Storage LP 2.350% due 03/15/2032	1,851	1,367
F&G Global Funding
1.750% due 06/30/2026	135	118
2.300% due 04/11/2027	667	575
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	838	789
5.625% due 08/16/2032	460	425
Fidelity National Financial, Inc.
2.450% due 03/15/2031	10	7
3.200% due 09/17/2051	425	245
3.400% due 06/15/2030	136	111
First Republic Bank 4.375% due 08/01/2046	157	123
FS KKR Capital Corp.
1.650% due 10/12/2024	377	345
3.125% due 10/12/2028	220	171
3.400% due 01/15/2026	389	344
GA Global Funding Trust
0.800% due 09/13/2024	134	121
1.950% due 09/15/2028	214	174
2.250% due 01/06/2027	759	658

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026	30	28
GATX Corp.
3.500% due 06/01/2032	50	40
4.700% due 04/01/2029	982	914
General Motors Financial Co., Inc.
1.050% due 03/08/2024	995	933
1.250% due 01/08/2026	460	396
1.500% due 06/10/2026	10	8
2.350% due 01/08/2031	150	109
2.750% due 06/20/2025	10	9
4.150% due 06/19/2023	10	10
5.100% due 01/17/2024	10	10
Global Atlantic Fin Co. 3.125% due 06/15/2031	100	73
Globe Life, Inc. 4.800% due 06/15/2032	100	93
GLP Capital LP
3.250% due 01/15/2032	100	75
4.000% due 01/15/2030	1,040	871
4.000% due 01/15/2031	264	216
5.300% due 01/15/2029	998	912
5.375% due 11/01/2023	585	576
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	388	334
1.948% due 10/21/2027 •	1,920	1,644
1.992% due 01/27/2032 •	1,141	845
2.600% due 02/07/2030	10	8
2.615% due 04/22/2032 •	2,206	1,713
2.640% due 02/24/2028 •	489	425
3.102% due 02/24/2033 •	389	309
3.800% due 03/15/2030	10	9
4.482% due 08/23/2028 •	1,859	1,746
6.750% due 10/01/2037	1,109	1,108
Guardian Life Global Funding 1.625% due 09/16/2028	703	572
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	607	495
Highwoods Realty LP 3.050% due 02/15/2030	1,638	1,330
HSBC Holdings PLC
1.589% due 05/24/2027 •	772	646
2.206% due 08/17/2029 •	142	110
2.357% due 08/18/2031 •	146	107
3.900% due 05/25/2026	1,395	1,309
3.973% due 05/22/2030 •	1,384	1,173
4.300% due 03/08/2026	1,419	1,361
4.583% due 06/19/2029 •	1,123	1,003
Hudson Pacific Properties LP 5.950% due 02/15/2028	400	384
Hutchison Whampoa International Ltd. 7.450% due 11/24/2033	796	950
ING Bank NV 5.800% due 09/25/2023	155	155
ING Groep NV 4.017% due 03/28/2028 •	60	55
Intercontinental Exchange, Inc. 5.200% due 06/15/2062	100	90
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	888	638
Jackson National Life Global Funding 1.750% due 01/12/2025	256	235
JPMorgan Chase & Co.
1.045% due 11/19/2026 •	100	87
1.470% due 09/22/2027 •	2,131	1,804
1.561% due 12/10/2025 •	189	173
1.764% due 11/19/2031 •	214	157
2.005% due 03/13/2026 •	560	513
2.580% due 04/22/2032 •	3,583	2,781
2.947% due 02/24/2028 •	805	713
2.950% due 10/01/2026	1,364	1,252
2.963% due 01/25/2033 •	677	533
3.509% due 01/23/2029 •	804	712
4.080% due 04/26/2026 •	434	418
4.323% due 04/26/2028 •	434	407
4.565% due 06/14/2030 •	602	556
4.586% due 04/26/2033 •	100	90
4.850% due 02/01/2044	1,371	1,179
4.851% due 07/25/2028 •	933	897
4.912% due 07/25/2033 •	1,301	1,201
5.400% due 01/06/2042	172	160
Kilroy Realty LP 2.650% due 11/15/2033	100	70

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Kimco Realty Corp. 2.250% due 12/01/2031	760	571
KKR Group Finance Co. LLC 3.250% due 12/15/2051	291	190
Lazard Group LLC 3.750% due 02/13/2025	2,477	2,391
Liberty Mutual Group, Inc.
3.951% due 10/15/2050	984	665
5.500% due 06/15/2052	998	863
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	2,158	2,153
3.750% due 01/11/2027	1,638	1,499
LSEGA Financing PLC 2.000% due 04/06/2028	314	264
Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,425	1,186
3.763% due 11/28/2028 •	60	54
Manulife Financial Corp. 4.150% due 03/04/2026	368	357
Marsh & McLennan Cos., Inc.
2.375% due 12/15/2031	100	79
4.350% due 01/30/2047	126	103
MET Tower Global Funding 1.250% due 09/14/2026	911	785
MetLife, Inc.
5.000% due 07/15/2052	100	91
9.250% due 04/08/2068	219	253
Metropolitan Life Global Funding 1.875% due 01/11/2027	1,624	1,420
Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027	1,000	976
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030	2,260	1,726
2.309% due 07/20/2032 •	164	123
2.341% due 01/19/2028 •	727	629
2.559% due 02/25/2030	560	450
2.852% due 01/19/2033 •	1,009	784
3.195% due 07/18/2029	767	648
3.751% due 07/18/2039	120	94
3.850% due 03/01/2026	597	567
4.788% due 07/18/2025 •	1,028	1,015
5.017% due 07/20/2028 •	460	442
5.133% due 07/20/2033 •	371	347
Mizuho Financial Group, Inc.
2.564% due 09/13/2031	164	121
3.170% due 09/11/2027	60	53
5.414% due 09/13/2028 •	1,000	979
5.669% due 09/13/2033 •	1,000	963
Morgan Stanley
1.928% due 04/28/2032 •	1,746	1,277
2.511% due 10/20/2032 •	60	46
2.630% due 02/18/2026 •	300	280
3.620% due 04/17/2025 •	766	744
3.622% due 04/01/2031 •	516	446
4.210% due 04/20/2028 •	434	406
4.350% due 09/08/2026	499	476
4.679% due 07/17/2026 •	836	814
4.889% due 07/20/2033 •	1,301	1,207
5.297% due 04/20/2037 •	178	160
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028	2,000	1,905
National Australia Bank Ltd.
2.990% due 05/21/2031	100	77
3.347% due 01/12/2037 •	50	38
Nationwide Building Society
2.972% due 02/16/2028 •	50	43
3.960% due 07/18/2030 •	1,563	1,349
Nationwide Mutual Insurance Co. 4.350% due 04/30/2050	1,076	804
NatWest Group PLC 4.892% due 05/18/2029 •	2,318	2,113
New York Life Global Funding 2.350% due 07/14/2026	100	91
New York Life Insurance Co.
3.750% due 05/15/2050	135	100
4.450% due 05/15/2069	172	135
6.750% due 11/15/2039	720	786
Nippon Life Insurance Co.
2.900% due 09/16/2051 •	499	387
3.400% due 01/23/2050 •(e)	946	797
5.100% due 10/16/2044 •	259	252
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024	100	91
1.850% due 09/16/2026	125	102

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

2.000% due 03/09/2026	352	298
2.450% due 09/15/2028	100	75
Nomura Holdings, Inc.
2.329% due 01/22/2027	1,124	968
2.648% due 01/16/2025	1,479	1,387
Norinchukin Bank 4.867% due 09/14/2027	500	490
NTT Finance Corp. 1.162% due 04/03/2026	120	105
Nuveen Finance LLC 4.125% due 11/01/2024	1,290	1,258
Ohio National Financial Services, Inc. 6.050% due 01/24/2030	50	46
Oversea-Chinese Banking Corp. Ltd. 1.832% due 09/10/2030 •	274	245
Owl Rock Capital Corp.
2.875% due 06/11/2028	157	120
3.400% due 07/15/2026	126	108
4.250% due 01/15/2026	10	9
Pacific Life Global Funding II 1.600% due 09/21/2028	702	561
Pacific LifeCorp 5.400% due 09/15/2052	1,000	940
PNC Bank N.A. 3.800% due 07/25/2023	1,333	1,326
Principal Life Global Funding
1.375% due 01/10/2025	1,482	1,362
3.000% due 04/18/2026	1,259	1,162
Progressive Corp.
3.000% due 03/15/2032	189	158
3.700% due 03/15/2052	100	75
Protective Life Global Funding
1.303% due 09/20/2026	1,074	926
1.646% due 01/13/2025	819	752
Prudential Financial, Inc.
3.000% due 03/10/2040	172	124
3.905% due 12/07/2047	135	103
Prudential PLC
3.125% due 04/14/2030	278	233
3.625% due 03/24/2032	824	695
Realty Income Corp.
3.250% due 01/15/2031	132	113
3.400% due 01/15/2028	403	367
Regency Centers LP 2.950% due 09/15/2029	995	826
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	840	806
Reliance Standard Life Global Funding 1.512% due 09/28/2026	157	136
Rexford Industrial Realty LP 2.150% due 09/01/2031	821	616
Sabra Health Care LP 3.200% due 12/01/2031	286	211
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	315	263
4.500% due 07/17/2025	1,061	1,016
Santander U.K. Group Holdings PLC 1.673% due 06/14/2027 •	492	410
Scentre Group Trust 3.500% due 02/12/2025	50	48
SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026	719	600
4.125% due 07/15/2023	40	40
Societe Generale SA
1.488% due 12/14/2026 •	2,073	1,756
1.792% due 06/09/2027 •	105	88
2.797% due 01/19/2028 •	747	631
3.337% due 01/21/2033 •	804	602
4.250% due 04/14/2025	286	272
Spirit Realty LP
3.400% due 01/15/2030	1,022	832
4.450% due 09/15/2026	713	680
Standard Chartered PLC
2.678% due 06/29/2032 •	50	37
2.819% due 01/30/2026 •	2,005	1,845
4.644% due 04/01/2031 •	1,914	1,675
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	137	114
Sumitomo Life Insurance Co. 6.500% due 09/20/2073 •	172	172
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	1,158	868
2.472% due 01/14/2029	442	363
2.750% due 01/15/2030	2,049	1,662

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Sumitomo Mitsui Trust Bank Ltd. 4.950% due 09/15/2027	475	466
SVB Financial Group 1.800% due 02/02/2031	1	1
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	135	116
Synchrony Financial
2.875% due 10/28/2031	285	203
5.150% due 03/19/2029	122	111
Truist Financial Corp. 1.125% due 08/03/2027	15	12
UBS Group AG 4.125% due 09/24/2025	1,480	1,414
UDR, Inc.
2.100% due 08/01/2032	655	474
3.000% due 08/15/2031	100	80
UniCredit SpA
1.982% due 06/03/2027 •	140	114
3.127% due 06/03/2032 •	145	103
VICI Properties LP 4.625% due 12/01/2029	1,384	1,204
Visa, Inc.
1.900% due 04/15/2027	359	319
2.700% due 04/15/2040	164	119
Wells Fargo & Co.
3.526% due 03/24/2028 •	650	589
3.900% due 05/01/2045	1,058	788
3.908% due 04/25/2026 •	870	832
4.150% due 01/24/2029	759	699
4.400% due 06/14/2046	150	115
4.611% due 04/25/2053 •	434	353
4.808% due 07/25/2028 •	1,033	986
4.897% due 07/25/2033 •	1,065	983
5.013% due 04/04/2051 •	1,806	1,564
Welltower, Inc. 4.250% due 04/15/2028	1,214	1,131
Westpac Banking Corp.
2.894% due 02/04/2030 •	10	9
2.963% due 11/16/2040	158	101
3.020% due 11/18/2036 •	60	44
Willis North America, Inc. 4.650% due 06/15/2027	1,812	1,723

		203,686

INDUSTRIALS 42.6%
7-Eleven, Inc.
0.800% due 02/10/2024	10	9
0.950% due 02/10/2026	389	336
1.300% due 02/10/2028	20	16
AbbVie, Inc.
2.950% due 11/21/2026	486	446
3.200% due 05/14/2026	25	23
3.850% due 06/15/2024	172	169
4.050% due 11/21/2039	258	208
4.550% due 03/15/2035	229	206
4.700% due 05/14/2045	3,146	2,670
Activision Blizzard, Inc. 1.350% due 09/15/2030	10	8
Aetna, Inc. 3.875% due 08/15/2047	1,042	770
Agilent Technologies, Inc. 2.300% due 03/12/2031	10	8
Aker BP ASA
2.000% due 07/15/2026	136	117
3.100% due 07/15/2031	80	63
Alcon Finance Corp. 2.600% due 05/27/2030	828	669
Alibaba Group Holding Ltd.
2.800% due 06/06/2023	182	180
3.400% due 12/06/2027	1,208	1,089
3.600% due 11/28/2024	1,414	1,372
Alphabet, Inc. 0.450% due 08/15/2025	395	355
Amazon.com, Inc.
2.100% due 05/12/2031	1,163	945
2.700% due 06/03/2060	294	174
3.100% due 05/12/2051	140	98
3.250% due 05/12/2061	143	97
3.875% due 08/22/2037	1,700	1,481
4.100% due 04/13/2062	60	48
Amcor Flexibles North America, Inc. 2.690% due 05/25/2031	40	31

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Amgen, Inc.
3.000% due 02/22/2029	100	88
3.150% due 02/21/2040	1,771	1,282
3.200% due 11/02/2027	463	425
3.625% due 05/22/2024	845	831
4.200% due 02/22/2052	100	79
4.400% due 05/01/2045	389	318
4.400% due 02/22/2062	172	135
4.663% due 06/15/2051	204	172
4.950% due 10/01/2041	473	426
Amphenol Corp. 2.800% due 02/15/2030	160	135
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	719	559
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	1,069	965
4.900% due 02/01/2046	2,915	2,540
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	30	26
Anheuser-Busch InBev Worldwide, Inc.
4.500% due 06/01/2050	172	142
5.450% due 01/23/2039	172	164
5.800% due 01/23/2059	172	165
Apache Corp. 5.100% due 09/01/2040	77	62
Apple, Inc.
1.200% due 02/08/2028	10	8
1.650% due 05/11/2030	1,819	1,467
2.200% due 09/11/2029	10	9
2.375% due 02/08/2041	120	83
2.800% due 02/08/2061	10	6
2.850% due 08/05/2061	172	108
3.250% due 02/23/2026	2,300	2,209
3.350% due 08/08/2032	710	633
3.450% due 05/06/2024	187	184
3.850% due 08/04/2046	614	509
3.950% due 08/08/2052	460	385
4.650% due 02/23/2046	1,194	1,121
Ashtead Capital, Inc.
4.250% due 11/01/2029	50	44
5.500% due 08/11/2032	694	645
Astrazeneca Finance LLC 2.250% due 05/28/2031	10	8
AstraZeneca PLC
1.375% due 08/06/2030	389	301
4.000% due 01/17/2029	944	894
6.450% due 09/15/2037	1,712	1,853
Bacardi Ltd. 2.750% due 07/15/2026	100	89
BAE Systems PLC
1.900% due 02/15/2031	515	390
3.400% due 04/15/2030	997	865
Baker Hughes Holdings LLC
3.138% due 11/07/2029	411	349
4.486% due 05/01/2030	338	312
BAT Capital Corp.
3.222% due 08/15/2024	618	595
4.540% due 08/15/2047	1,283	853
Baxter International, Inc. 2.272% due 12/01/2028	1,491	1,233
Bayer U.S. Finance LLC
4.250% due 12/15/2025	1,833	1,756
4.375% due 12/15/2028	734	672
4.875% due 06/25/2048	1,490	1,221
Becton Dickinson & Co. 2.823% due 05/20/2030	1,912	1,603
Berry Global, Inc. 4.875% due 07/15/2026	771	726
BMW U.S. Capital LLC
2.550% due 04/01/2031	55	44
3.300% due 04/06/2027	50	46
3.900% due 04/09/2025	10	10
4.150% due 04/09/2030	248	229
Boardwalk Pipelines LP 3.400% due 02/15/2031	172	139
Boeing Co.
2.196% due 02/04/2026	870	773
2.750% due 02/01/2026	10	9
2.950% due 02/01/2030	174	140
3.100% due 05/01/2026	10	9
3.200% due 03/01/2029	136	114
3.625% due 02/01/2031	1,746	1,452
3.750% due 02/01/2050	1,966	1,285
3.900% due 05/01/2049	410	269

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

3.950% due 08/01/2059	2,260	1,410
5.040% due 05/01/2027	10	10
5.150% due 05/01/2030	21	19
5.705% due 05/01/2040	579	507
Booking Holdings, Inc. 4.625% due 04/13/2030	10	9
BorgWarner, Inc. 3.375% due 03/15/2025	125	120
Boston Scientific Corp.
1.900% due 06/01/2025	10	9
2.650% due 06/01/2030	139	116
4.550% due 03/01/2039	446	388
BP Capital Markets America, Inc. 3.937% due 09/21/2028	300	278
Bristol-Myers Squibb Co.
3.400% due 07/26/2029	500	454
3.900% due 02/20/2028	174	166
4.350% due 11/15/2047	487	417
4.550% due 02/20/2048	8	7
Broadcom, Inc.
1.950% due 02/15/2028	1,534	1,259
2.600% due 02/15/2033	438	314
3.137% due 11/15/2035	378	266
3.187% due 11/15/2036	1,357	931
3.419% due 04/15/2033	786	601
3.469% due 04/15/2034	1,194	898
4.000% due 04/15/2029	262	231
4.150% due 04/15/2032	273	229
4.926% due 05/15/2037	745	616
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	458	382
Campbell Soup Co. 2.375% due 04/24/2030	402	320
Canadian Natural Resources Ltd. 3.900% due 02/01/2025	655	632
Canadian Pacific Railway Co.
2.050% due 03/05/2030	535	430
3.100% due 12/02/2051	995	656
Carrier Global Corp.
2.242% due 02/15/2025	2	2
2.700% due 02/15/2031	10	8
2.722% due 02/15/2030	323	267
3.577% due 04/05/2050	421	292
CDW LLC 3.276% due 12/01/2028	50	42
Cenovus Energy, Inc. 6.750% due 11/15/2039	112	111
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	149	115
Charter Communications Operating LLC
2.250% due 01/15/2029	220	173
2.300% due 02/01/2032	560	401
3.950% due 06/30/2062	1,656	986
4.800% due 03/01/2050	1,850	1,339
4.908% due 07/23/2025	3,065	2,992
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	129	112
Choice Hotels International, Inc. 3.700% due 01/15/2031	50	42
Cigna Corp.
3.400% due 03/01/2027	682	628
4.125% due 11/15/2025	10	10
4.500% due 02/25/2026	10	10
Clorox Co. 3.100% due 10/01/2027	655	597
Coca-Cola Co.
2.125% due 09/06/2029	139	117
3.450% due 03/25/2030	168	153
Comcast Corp.
2.887% due 11/01/2051	423	266
2.937% due 11/01/2056	150	90
3.200% due 07/15/2036	469	364
Conagra Brands, Inc.
4.300% due 05/01/2024	1,392	1,371
5.300% due 11/01/2038	20	18
Constellation Brands, Inc.
2.875% due 05/01/2030	355	295
3.150% due 08/01/2029	1,819	1,565
4.100% due 02/15/2048	181	139
5.250% due 11/15/2048	1,535	1,381
Continental Resources, Inc.
2.268% due 11/15/2026	402	344
3.800% due 06/01/2024	50	49
4.375% due 01/15/2028	100	90

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

4.500% due 04/15/2023	51	51
Corning, Inc. 5.450% due 11/15/2079	604	496
Corp. Nacional del Cobre de Chile 3.150% due 01/14/2030	286	239
Cox Communications, Inc. 1.800% due 10/01/2030	618	457
CRH America Finance, Inc. 3.400% due 05/09/2027	811	746
CSX Corp.
2.400% due 02/15/2030	300	248
3.800% due 11/01/2046	500	383
6.220% due 04/30/2040	643	669
CVS Health Corp.
1.750% due 08/21/2030	10	8
3.000% due 08/15/2026	20	18
3.250% due 08/15/2029	605	530
3.375% due 08/12/2024	1,000	974
3.625% due 04/01/2027	328	307
3.750% due 04/01/2030	271	241
4.125% due 04/01/2040	164	131
5.050% due 03/25/2048	1,198	1,058
5.125% due 07/20/2045	605	531
Dell International LLC
4.000% due 07/15/2024	10	10
4.900% due 10/01/2026	100	96
5.300% due 10/01/2029	75	70
5.450% due 06/15/2023	639	641
8.100% due 07/15/2036	612	649
8.350% due 07/15/2046	332	359
Delta Air Lines, Inc.
4.750% due 10/20/2028	10	9
7.000% due 05/01/2025	1,420	1,431
Devon Energy Corp. 4.500% due 01/15/2030	200	182
Diamondback Energy, Inc. 3.500% due 12/01/2029	280	242
Discovery Communications LLC
4.000% due 09/15/2055	1,079	639
4.650% due 05/15/2050	169	116
DT Midstream, Inc. 4.300% due 04/15/2032	142	122
Eastern Energy Gas Holdings LLC 3.600% due 12/15/2024	477	463
eBay, Inc.
2.600% due 05/10/2031	50	39
2.700% due 03/11/2030	211	172
4.000% due 07/15/2042	160	120
Electronic Arts, Inc. 1.850% due 02/15/2031	1,303	1,006
Elevance Health, Inc.
2.250% due 05/15/2030	402	325
2.550% due 03/15/2031	50	40
3.125% due 05/15/2050	169	112
3.700% due 09/15/2049	10	7
4.550% due 03/01/2048	666	564
Eli Lilly & Co. 2.750% due 06/01/2025	864	828
Enbridge, Inc.
2.500% due 01/15/2025	1,666	1,566
2.500% due 08/01/2033	289	217
3.125% due 11/15/2029	40	34
3.400% due 08/01/2051	360	242
Energy Transfer LP
4.050% due 03/15/2025	152	146
4.150% due 09/15/2029	1,500	1,310
4.200% due 09/15/2023	655	648
4.200% due 04/15/2027	380	352
4.500% due 04/15/2024	10	10
4.950% due 05/15/2028	1,644	1,537
5.250% due 04/15/2029	241	227
5.300% due 04/15/2047	853	683
5.500% due 06/01/2027	286	279
5.875% due 01/15/2024	10	10
6.250% due 04/15/2049	540	481
Eni SpA
4.000% due 09/12/2023	1,295	1,279
4.750% due 09/12/2028	820	773
Entergy Louisiana LLC 4.200% due 09/01/2048	2,663	2,149
Enterprise Products Operating LLC
3.200% due 02/15/2052	525	336
3.750% due 02/15/2025	1,700	1,648
4.200% due 01/31/2050	367	281

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

4.250% due 02/15/2048	10	8
EQT Corp.
3.900% due 10/01/2027	50	46
5.000% due 01/15/2029	810	757
5.700% due 04/01/2028 (a)	300	295
Equifax, Inc.
5.100% due 12/15/2027	200	194
7.000% due 07/01/2037	389	410
Equinor ASA
2.375% due 05/22/2030	583	485
3.625% due 04/06/2040	15	12
3.700% due 04/06/2050	151	118
ERAC USA Finance LLC
3.300% due 12/01/2026	152	139
4.200% due 11/01/2046	389	290
7.000% due 10/15/2037	430	450
Expedia Group, Inc. 6.250% due 05/01/2025	10	10
Exxon Mobil Corp. 3.176% due 03/15/2024	13	13
Fidelity National Information Services, Inc.
1.150% due 03/01/2026	134	116
2.250% due 03/01/2031	406	313
4.700% due 07/15/2027	284	274
5.100% due 07/15/2032	100	94
5.625% due 07/15/2052	100	89
Fiserv, Inc.
2.250% due 06/01/2027	10	9
2.650% due 06/01/2030	141	114
3.200% due 07/01/2026	194	179
3.500% due 07/01/2029	170	148
Fomento Economico Mexicano SAB de CV 2.875% due 05/10/2023	1,301	1,287
Fortune Brands Home & Security, Inc.
4.000% due 03/25/2032	174	145
4.500% due 03/25/2052	100	69
Fox Corp. 5.476% due 01/25/2039	100	87
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,102	1,887
4.625% due 08/01/2030	50	44
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	50	36
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	1,126	1,010
General Mills, Inc. 2.875% due 04/15/2030	401	341
General Motors Co.
5.400% due 04/01/2048	898	703
6.600% due 04/01/2036	10	9
6.800% due 10/01/2027 (h)	212	215
Gilead Sciences, Inc. 2.800% due 10/01/2050	181	112
Glencore Finance Canada Ltd. 4.250% due 10/25/2022	2,062	2,063
Glencore Funding LLC
1.625% due 09/01/2025	10	9
2.625% due 09/23/2031	100	75
2.850% due 04/27/2031	281	218
3.875% due 10/27/2027	50	46
3.875% due 04/27/2051	10	7
4.125% due 03/12/2024	120	118
Global Payments, Inc.
2.900% due 05/15/2030	366	292
4.150% due 08/15/2049	172	118
4.950% due 08/15/2027	864	825
5.300% due 08/15/2029	284	267
5.400% due 08/15/2032	189	176
5.950% due 08/15/2052	100	88
GSK Consumer Healthcare Capital U.S. LLC
3.375% due 03/24/2027	2,279	2,069
3.375% due 03/24/2029	1,782	1,556
Halliburton Co. 5.000% due 11/15/2045	500	417
Hasbro, Inc.
3.550% due 11/19/2026	10	9
3.900% due 11/19/2029	172	151
HCA, Inc.
3.125% due 03/15/2027	172	153
3.625% due 03/15/2032	172	139
4.125% due 06/15/2029	1,060	931
4.375% due 03/15/2042	998	748
4.625% due 03/15/2052	172	130
5.000% due 03/15/2024	660	656

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

5.250% due 06/15/2049	2,360	1,925
5.875% due 02/01/2029	60	58
Hess Corp. 5.800% due 04/01/2047	174	156
Home Depot, Inc.
2.950% due 06/15/2029	20	18
3.125% due 12/15/2049	495	342
4.250% due 04/01/2046	7	6
4.500% due 09/15/2032	1,000	957
4.500% due 12/06/2048	70	61
Humana, Inc.
3.125% due 08/15/2029	75	65
3.700% due 03/23/2029	1,291	1,159
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	718	581
Hyatt Hotels Corp.
1.300% due 10/01/2023	309	297
1.800% due 10/01/2024	100	94
3.153% (SOFRINDX + 1.050%) due 10/01/2023 ~	220	220
4.850% due 03/15/2026	100	97
Hyundai Capital America
0.800% due 01/08/2024	129	121
0.875% due 06/14/2024	286	264
1.000% due 09/17/2024	397	363
1.250% due 09/18/2023	100	96
1.500% due 06/15/2026	349	297
1.650% due 09/17/2026	1,386	1,169
1.800% due 10/15/2025	133	118
2.000% due 06/15/2028	408	325
2.100% due 09/15/2028	363	286
Illumina, Inc. 2.550% due 03/23/2031	675	518
Imperial Brands Finance PLC
3.125% due 07/26/2024	786	752
3.500% due 07/26/2026	1,577	1,425
6.125% due 07/27/2027	371	366
Intel Corp. 3.100% due 02/15/2060	1,746	1,059
International Business Machines Corp.
4.400% due 07/27/2032	933	863
4.900% due 07/27/2052	1,859	1,630
5.600% due 11/30/2039	29	28
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	1,188	1,091
Interpublic Group of Cos., Inc. 4.750% due 03/30/2030	50	46
JDE Peet's NV
0.800% due 09/24/2024	364	333
2.250% due 09/24/2031	165	121
Kansas City Southern 3.500% due 05/01/2050	1,082	758
Kellogg Co. 2.100% due 06/01/2030	2,151	1,709
Keurig Dr Pepper, Inc.
3.200% due 05/01/2030	135	115
4.050% due 04/15/2032	962	845
4.417% due 05/25/2025	34	33
4.500% due 04/15/2052	962	761
Kinder Morgan, Inc.
5.550% due 06/01/2045	1,095	957
5.625% due 11/15/2023	485	485
L3Harris Technologies, Inc.
0.000% due 12/15/2026	582	550
0.000% due 06/15/2028	15	14
Leidos, Inc.
2.300% due 02/15/2031	948	704
4.375% due 05/15/2030	1,086	953
Lockheed Martin Corp. 4.090% due 09/15/2052	1,000	834
Marathon Petroleum Corp. 3.800% due 04/01/2028	1,882	1,687
Marriott International, Inc.
2.750% due 10/15/2033	100	73
2.850% due 04/15/2031	140	110
4.625% due 06/15/2030	1,932	1,749
Massachusetts Institute of Technology 3.885% due 07/01/2116	172	122
McCormick & Co., Inc. 0.900% due 02/15/2026	466	405
McDonald's Corp.
3.500% due 07/01/2027	1,836	1,717
4.875% due 12/09/2045	2,014	1,787
5.700% due 02/01/2039	50	50

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Mercedes-Benz Finance North America LLC 1.450% due 03/02/2026	136	120
Merck & Co., Inc.
1.700% due 06/10/2027	2,272	1,987
2.900% due 12/10/2061	454	286
3.400% due 03/07/2029	568	521
Meta Platforms, Inc.
3.850% due 08/15/2032	933	821
4.450% due 08/15/2052	933	763
4.650% due 08/15/2062	933	754
Micron Technology, Inc.
4.185% due 02/15/2027	810	757
5.327% due 02/06/2029	100	95
Microsoft Corp.
2.525% due 06/01/2050	2,947	1,937
2.675% due 06/01/2060	495	313
2.921% due 03/17/2052	60	42
Mondelez International Holdings Netherlands BV 1.250% due 09/24/2026	703	604
Mondelez International, Inc. 1.875% due 10/15/2032	85	62
Moody's Corp.
3.100% due 11/29/2061	1,079	660
3.750% due 02/25/2052	172	128
4.875% due 02/15/2024	2,343	2,350
Motorola Solutions, Inc.
2.300% due 11/15/2030	362	273
2.750% due 05/24/2031	146	112
5.500% due 09/01/2044	1,061	905
MPLX LP
4.125% due 03/01/2027	1,364	1,274
4.500% due 07/15/2023	60	60
4.700% due 04/15/2048	40	31
4.950% due 03/14/2052	343	269
5.200% due 03/01/2047	693	571
5.500% due 02/15/2049	122	104
Netflix, Inc.
3.625% due 06/15/2025	1,055	998
4.875% due 04/15/2028	2,260	2,120
5.375% due 11/15/2029	164	155
5.875% due 02/15/2025	50	50
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	171	166
3.522% due 09/17/2025	128	118
Norfolk Southern Corp.
4.650% due 01/15/2046	400	348
5.590% due 05/17/2025	135	136
Northrop Grumman Corp. 3.850% due 04/15/2045	200	153
Novartis Capital Corp. 2.000% due 02/14/2027	50	45
NXP BV
2.500% due 05/11/2031	1,082	815
3.150% due 05/01/2027	132	118
4.300% due 06/18/2029	132	118
4.400% due 06/01/2027	100	94
5.000% due 01/15/2033	100	90
ONEOK Partners LP 5.000% due 09/15/2023	157	157
Oracle Corp.
2.300% due 03/25/2028 (h)	797	667
3.950% due 03/25/2051 (h)	3,373	2,243
4.125% due 05/15/2045	2,387	1,646
5.375% due 07/15/2040	60	50
Otis Worldwide Corp.
2.056% due 04/05/2025	35	32
2.565% due 02/15/2030	10	8
Owens Corning 3.400% due 08/15/2026	100	92
PayPal Holdings, Inc.
2.850% due 10/01/2029	135	116
3.250% due 06/01/2050	483	328
Penske Truck Leasing Co. LP
1.200% due 11/15/2025	258	224
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	125	113
PepsiCo, Inc.
2.850% due 02/24/2026	126	119
3.900% due 07/18/2032	1,278	1,183
4.200% due 07/18/2052	100	89
Pertamina Persero PT
4.300% due 05/20/2023	249	247
6.000% due 05/03/2042	501	443

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Petroleos Mexicanos 6.700% due 02/16/2032	145	102
Pfizer, Inc. 4.400% due 05/15/2044	200	179
Philip Morris International, Inc.
1.750% due 11/01/2030	214	157
2.750% due 02/25/2026	172	159
3.375% due 08/11/2025	187	179
3.600% due 11/15/2023	606	600
3.875% due 08/21/2042	655	445
6.375% due 05/16/2038	643	611
Phillips 66
3.700% due 04/06/2023	15	15
4.900% due 10/01/2046	625	537
Pioneer Natural Resources Co. 1.125% due 01/15/2026	135	118
Qorvo, Inc. 4.375% due 10/15/2029	50	43
Quanta Services, Inc. 2.350% due 01/15/2032	971	715
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	408	411
Raytheon Technologies Corp. 4.800% due 12/15/2043	1,057	937
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	17	13
Reliance Industries Ltd.
3.625% due 01/12/2052	1,812	1,139
4.125% due 01/28/2025	259	252
RELX Capital, Inc.
3.000% due 05/22/2030	277	234
4.000% due 03/18/2029	2,169	1,995
Renesas Electronics Corp.
1.543% due 11/26/2024	431	395
2.170% due 11/25/2026	661	569
Republic Services, Inc. 3.375% due 11/15/2027	1,139	1,043
Reynolds American, Inc. 4.450% due 06/12/2025	1,943	1,879
Roche Holdings, Inc.
1.930% due 12/13/2028	546	459
2.076% due 12/13/2031	546	438
Rogers Communications, Inc. 5.000% due 03/15/2044	50	41
Royalty Pharma PLC 0.750% due 09/02/2023	100	96
S&P Global, Inc.
4.250% due 05/01/2029	1,667	1,568
4.750% due 08/01/2028	821	803
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030	122	111
Sands China Ltd.
2.800% due 03/08/2027	425	338
3.350% due 03/08/2029	286	213
Santos Finance Ltd. 3.649% due 04/29/2031	605	471
Seagate HDD Cayman 4.091% due 06/01/2029	1,071	861
Sealed Air Corp. 1.573% due 10/15/2026	1,204	1,010
Sherwin-Williams Co. 4.250% due 08/08/2025	560	547
Sky Ltd. 3.750% due 09/16/2024	240	234
Smith & Nephew PLC 2.032% due 10/14/2030	105	79
South32 Treasury Ltd. 4.350% due 04/14/2032	1,687	1,454
Southern Co.
3.700% due 04/30/2030	3,583	3,157
4.400% due 07/01/2046	1,066	835
Southwest Airlines Co. 5.125% due 06/15/2027	118	116
Stanley Black & Decker, Inc. 4.000% due 03/15/2060 •	131	113
Starbucks Corp.
2.000% due 03/12/2027	129	113
2.550% due 11/15/2030	10	8
3.000% due 02/14/2032	882	731
Steel Dynamics, Inc. 3.250% due 01/15/2031	50	41
Stellantis NV 5.250% due 04/15/2023	560	559

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Stryker Corp.
3.500% due 03/15/2026	1,483	1,414
4.625% due 03/15/2046	525	459
Suncor Energy, Inc. 5.950% due 05/15/2035	723	694
T-Mobile USA, Inc.
1.500% due 02/15/2026	214	188
2.250% due 11/15/2031	35	26
2.400% due 03/15/2029	165	135
2.700% due 03/15/2032	165	129
3.000% due 02/15/2041	277	186
3.400% due 10/15/2052	853	565
3.500% due 04/15/2025	110	105
3.600% due 11/15/2060	2,493	1,607
3.750% due 04/15/2027	1,074	993
4.375% due 04/15/2040	439	359
5.200% due 01/15/2033	500	479
5.650% due 01/15/2053	100	95
Take-Two Interactive Software, Inc.
3.700% due 04/14/2027	295	274
4.000% due 04/14/2032	906	788
Targa Resources Corp.
5.200% due 07/01/2027	936	902
6.250% due 07/01/2052	100	91
TCI Communications, Inc. 7.875% due 02/15/2026	2,447	2,644
Teck Resources Ltd. 6.000% due 08/15/2040	268	237
Telefonica Emisiones SA 7.045% due 06/20/2036	1,516	1,494
Tencent Holdings Ltd.
3.280% due 04/11/2024	239	233
3.975% due 04/11/2029	703	631
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037	185	192
Thermo Fisher Scientific, Inc.
0.797% due 10/18/2023	719	692
1.215% due 10/18/2024	500	465
Toyota Industries Corp. 3.566% due 03/16/2028	717	665
TransCanada PipeLines Ltd.
4.100% due 04/15/2030	10	9
4.625% due 03/01/2034	300	264
7.625% due 01/15/2039	850	956
TWDC Enterprises 18 Corp. 4.125% due 06/01/2044	884	726
Tyson Foods, Inc.
4.000% due 03/01/2026	300	288
4.875% due 08/15/2034	1,101	1,021
United Rentals North America, Inc. 3.875% due 11/15/2027	258	231
UnitedHealth Group, Inc.
2.000% due 05/15/2030	34	27
2.900% due 05/15/2050	146	96
3.050% due 05/15/2041	139	101
3.700% due 08/15/2049	152	115
4.750% due 07/15/2045	2,108	1,874
6.875% due 02/15/2038	468	520
Vale Overseas Ltd.
3.750% due 07/08/2030	274	222
6.875% due 11/21/2036	1,482	1,409
Valero Energy Corp. 4.350% due 06/01/2028	974	932
VeriSign, Inc. 5.250% due 04/01/2025	510	509
Verisk Analytics, Inc. 4.125% due 03/15/2029	830	758
VMware, Inc.
1.800% due 08/15/2028	35	28
4.500% due 05/15/2025	10	10
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	431	379
3.125% due 05/12/2023	100	99
Walt Disney Co.
2.750% due 09/01/2049	100	64
3.500% due 05/13/2040	15	12
4.950% due 10/15/2045	1,102	1,000
6.400% due 12/15/2035	77	82
Warnermedia Holdings, Inc.
5.050% due 03/15/2042	456	342
5.141% due 03/15/2052	386	281
5.391% due 03/15/2062	3,086	2,244
Waste Connections, Inc.
2.600% due 02/01/2030	565	472

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

2.950% due 01/15/2052	371	241
4.200% due 01/15/2033	100	91
Weir Group PLC 2.200% due 05/13/2026	1,392	1,171
Western Digital Corp. 2.850% due 02/01/2029	100	78
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	2,315	2,143
Whirlpool Corp. 4.500% due 06/01/2046	50	38
Williams Cos., Inc.
4.650% due 08/15/2032	460	418
5.300% due 08/15/2052	100	87
5.400% due 03/04/2044	843	739
Woodside Finance Ltd. 3.700% due 09/15/2026	957	887
Workday, Inc.
3.700% due 04/01/2029	700	629
3.800% due 04/01/2032	256	223
Wyeth LLC 5.950% due 04/01/2037	1,498	1,580
Zoetis, Inc.
2.000% due 05/15/2030	144	115
3.000% due 05/15/2050	665	438
3.900% due 08/20/2028	797	739
4.700% due 02/01/2043	1,301	1,143

		255,605

UTILITIES 11.9%
Acwa Power Management & Investments One Ltd. 5.950% due 12/15/2039	593	533
AEP Texas, Inc.
3.450% due 01/15/2050	501	341
4.700% due 05/15/2032	100	92
5.250% due 05/15/2052	100	92
AES Corp. 2.450% due 01/15/2031	906	694
Alabama Power Co.
3.750% due 09/01/2027	460	435
3.940% due 09/01/2032	460	416
Ameren Corp. 3.500% due 01/15/2031	738	638
American Electric Power Co., Inc.
2.031% due 03/15/2024	60	57
2.300% due 03/01/2030	100	80
American Water Capital Corp. 2.800% due 05/01/2030	286	242
Appalachian Power Co. 7.000% due 04/01/2038	459	496
AT&T, Inc.
1.650% due 02/01/2028	10	8
3.500% due 09/15/2053	1,773	1,184
3.650% due 09/15/2059	1,171	761
4.100% due 02/15/2028	1,125	1,050
4.300% due 02/15/2030	2,033	1,860
4.350% due 03/01/2029	187	175
4.500% due 03/09/2048	881	698
4.750% due 05/15/2046	50	42
Atmos Energy Corp.
1.500% due 01/15/2031	50	38
4.150% due 01/15/2043	1,295	1,075
Avangrid, Inc. 3.800% due 06/01/2029	421	375
Bell Telephone Co. of Canada 3.650% due 03/17/2051	459	325
Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	315	239
3.700% due 07/15/2030	5	5
4.050% due 04/15/2025	365	359
6.125% due 04/01/2036	1,420	1,455
BG Energy Capital PLC 5.125% due 10/15/2041	110	100
Black Hills Corp.
3.150% due 01/15/2027	202	185
4.200% due 09/15/2046	100	75
British Telecommunications PLC 5.125% due 12/04/2028	568	534
CenterPoint Energy, Inc. 1.450% due 06/01/2026	444	389
CMS Energy Corp. 4.750% due 06/01/2050 •	274	232
Commonwealth Edison Co. 4.000% due 03/01/2048	640	515

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	395	236
3.600% due 06/15/2061	258	178
3.850% due 06/15/2046	821	624
Constellation Energy Generation LLC 5.600% due 06/15/2042	655	589
Consumers Energy Co. 3.125% due 08/31/2024	1,259	1,212
Dominion Energy, Inc.
1.450% due 04/15/2026	496	436
3.071% due 08/15/2024 þ	320	307
3.375% due 04/01/2030	10	9
DTE Electric Co.
3.650% due 03/15/2024	1,281	1,262
3.650% due 03/01/2052	100	76
DTE Energy Co.
1.050% due 06/01/2025	286	256
3.400% due 06/15/2029	560	491
Duke Energy Carolinas LLC
2.550% due 04/15/2031	325	267
2.850% due 03/15/2032	100	83
3.550% due 03/15/2052	100	73
3.875% due 03/15/2046	60	47
3.950% due 11/15/2028	444	416
6.000% due 12/01/2028	655	675
Duke Energy Corp.
2.450% due 06/01/2030	390	312
2.550% due 06/15/2031	10	8
3.400% due 06/15/2029	10	9
3.500% due 06/15/2051	146	99
3.750% due 09/01/2046	100	71
3.950% due 10/15/2023	806	797
4.300% due 03/15/2028	234	221
4.500% due 08/15/2032	584	529
5.000% due 08/15/2052	234	200
Duke Energy Florida LLC
2.400% due 12/15/2031	216	172
3.400% due 10/01/2046	100	71
Duke Energy Progress LLC
3.400% due 04/01/2032	100	86
3.450% due 03/15/2029	10	9
3.600% due 09/15/2047	100	75
4.000% due 04/01/2052	100	79
East Ohio Gas Co. 1.300% due 06/15/2025	10	9
Edison International
3.550% due 11/15/2024	60	58
5.750% due 06/15/2027	258	253
Electricite de France SA 4.875% due 01/22/2044	802	623
Enel Finance International NV
1.375% due 07/12/2026	138	117
4.250% due 06/15/2025	189	182
4.625% due 06/15/2027	460	429
5.000% due 06/15/2032	460	393
5.500% due 06/15/2052	460	361
6.000% due 10/07/2039	1,272	1,101
Entergy Corp.
0.900% due 09/15/2025	10	9
1.900% due 06/15/2028	10	8
2.400% due 06/15/2031	75	57
2.800% due 06/15/2030	2,260	1,834
Evergy, Inc.
2.450% due 09/15/2024	190	180
2.900% due 09/15/2029	73	60
Eversource Energy
1.650% due 08/15/2030	572	432
4.600% due 07/01/2027	672	650
Exelon Corp.
3.950% due 06/15/2025	880	851
4.050% due 04/15/2030	1,746	1,585
4.450% due 04/15/2046	286	234
Fells Point Funding Trust 3.046% due 01/31/2027	2,354	2,100
Florida Power & Light Co.
3.150% due 10/01/2049	311	220
4.125% due 02/01/2042	100	84
Indiana Michigan Power Co. 4.250% due 08/15/2048	656	524
Kentucky Utilities Co. 5.125% due 11/01/2040	100	92
KeySpan Gas East Corp. 2.742% due 08/15/2026	1,135	1,016

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

LLPL Capital Pte. Ltd. 6.875% due 02/04/2039	324	261
MidAmerican Energy Co. 4.250% due 07/15/2049	1,247	1,042
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	264	222
New York State Electric & Gas Corp. 2.150% due 10/01/2031	100	78
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	60	50
2.750% due 11/01/2029	1,848	1,555
4.800% due 12/01/2077 •	570	459
NiSource, Inc. 0.950% due 08/15/2025	10	9
Northern States Power Co. 2.900% due 03/01/2050	1	0
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	172	119
ONEOK, Inc.
3.400% due 09/01/2029	816	686
4.550% due 07/15/2028	744	682
5.200% due 07/15/2048	1,639	1,309
Pacific Gas & Electric Co.
2.500% due 02/01/2031	20	15
3.250% due 06/01/2031	1,746	1,335
3.300% due 08/01/2040	150	96
3.450% due 07/01/2025	128	119
3.750% due 07/01/2028	180	151
3.950% due 12/01/2047	1,079	688
4.550% due 07/01/2030	103	88
4.950% due 07/01/2050	103	75
5.450% due 06/15/2027	278	262
5.900% due 06/15/2032	100	91
PacifiCorp 4.150% due 02/15/2050	70	57
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050	842	508
Piedmont Natural Gas Co., Inc. 3.500% due 06/01/2029	560	494
Pinnacle West Capital Corp. 1.300% due 06/15/2025	50	45
Plains All American Pipeline LP
3.550% due 12/15/2029	133	111
5.150% due 06/01/2042	565	431
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025	518	456
San Diego Gas & Electric Co. 1.700% due 10/01/2030	10	8
Sempra Energy
3.300% due 04/01/2025	924	880
3.700% due 04/01/2029	174	156
Shell International Finance BV 2.875% due 05/10/2026	1,300	1,212
Southern California Edison Co.
2.850% due 08/01/2029	722	610
3.650% due 02/01/2050	1,843	1,266
4.125% due 03/01/2048	1,089	812
Southern California Gas Co.
3.150% due 09/15/2024	933	906
4.125% due 06/01/2048	722	565
Southern Power Co. 5.150% due 09/15/2041	928	814
Southwest Gas Corp. 4.050% due 03/15/2032	343	289
Southwestern Electric Power Co. 4.100% due 09/15/2028	665	615
Southwestern Public Service Co.
3.150% due 05/01/2050	10	7
6.000% due 10/01/2036	831	817
Tampa Electric Co.
3.875% due 07/12/2024	100	98
5.000% due 07/15/2052	100	92
Union Electric Co.
2.625% due 03/15/2051	172	106
3.900% due 04/01/2052	100	79
Verizon Communications, Inc.
2.355% due 03/15/2032	3,961	3,041
2.550% due 03/21/2031	1,746	1,396
4.125% due 03/16/2027	1,746	1,669
4.125% due 08/15/2046	500	397
4.400% due 11/01/2034	622	549
4.500% due 08/10/2033	60	54
4.812% due 03/15/2039	254	224
4.862% due 08/21/2046	716	620

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Virginia Electric & Power Co.
3.750% due 05/15/2027	186	176
4.625% due 05/15/2052	100	87
6.000% due 01/15/2036	60	61
8.875% due 11/15/2038	1,299	1,660
Vistra Operations Co. LLC 4.300% due 07/15/2029	345	294
WEC Energy Group, Inc. 2.200% due 12/15/2028	872	721
Wisconsin Power & Light Co. 3.950% due 09/01/2032	384	348

		71,355

Total Corporate Bonds & Notes (Cost $628,322)		530,646

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Bonds
3.000% due 08/15/2052	8,200	7,079
3.375% due 08/15/2042	1,400	1,268
U.S. Treasury Notes
2.750% due 08/15/2032	9,300	8,505
U.S. Treasury STRIPS
0.000% due 05/15/2051 (c)	3,290	1,148
0.000% due 11/15/2051 (c)	5,529	1,899
0.000% due 05/15/2052 (c)	7,445	2,573

Total U.S. Treasury Obligations (Cost $24,463)		22,472

SHORT-TERM INSTRUMENTS 6.6%
REPURCHASE AGREEMENTS (i) 4.7%		28,045

U.S. TREASURY BILLS 1.9%
2.218% due 10/04/2022 - 10/20/2022 (b)(c)	11,600	11,590

Total Short-Term Instruments (Cost $39,637)		39,635

Total Investments in Securities (Cost $692,422)		592,753

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
PIMCO Government Money Market Fund 2.920% (d)(e)(g)	518,640	519

Total Short-Term Instruments (Cost $519)		519

Total Investments in Affiliates (Cost $519)		519

Total Investments 98.9% (Cost $692,941)		$593,272
Financial Derivative Instruments (j) (0.0)%(Cost or Premiums, net $226)		(5)
Other Assets and Liabilities, net 1.1%		6,895

Net Assets 100.0%		$600,162

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
(d)								Institutional Class Shares of each Fund.
(e)								Securities with an aggregate market value of $508 were out on loan in exchange for $519 of cash collateral as of September 30, 2022.
(f)								Contingent convertible security.
(g)								Coupon represents a 7-Day Yield.
(h)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.561%	05/01/2032	06/21/2021	$1,517	$1,153	0.19%
Citigroup, Inc.				2.572	06/03/2031	07/01/2021-07/29/2022	486	394	0.07
Citigroup, Inc.				3.057	01/25/2033	01/18/2022	168	132	0.02
Deutsche Bank AG				2.129	11/24/2026	08/11/2021-09/28/2022	431	394	0.07
General Motors Co.				6.800	10/01/2027	11/04/2021-07/29/2022	244	215	0.04
Oracle Corp.				2.300	03/25/2028	09/23/2021-07/29/2022	791	667	0.11
Oracle Corp.				3.950	03/25/2051	04/09/2021	3,494	2,243	0.37

							$7,131	$5,198	0.87%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.950%	09/30/2022	10/03/2022	$21,400	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024		$(21,804)	$21,400	$21,405
FICC	1.150	09/30/2022	10/03/2022	6,645	U.S. Treasury Bills 0.000% due 03/30/2023		(6,778)	6,645	6,645

Total Repurchase Agreements							$(28,582)	$28,045	$28,050

(1)								Includes accrued interest.
(j)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra December Futures				12/2022	65	$7,701	$(452)	$0	$(33)
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures				12/2022	62	$(6,948)	$357	$24	$0

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Total Futures Contracts	$(95)	$24	$(33)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

National Rural Utilities Cooperative Finance Corp.	1.000%	Quarterly	12/20/2026	0.366%	$100	$3	$(1)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$200	$4	$(3)	$1	$0	$0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	17,100	214	(203)	11	2	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	14,500	5	(50)	(45)	2	0

$223	$(256)	$(33)	$4	$0

Total Swap Agreements	$226	$(257)	$(31)	$4	$0

Cash of $1,993 have been pledged as collateral for exchanged-traded and centrally financial derivative instruments as of September 30, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$203,686	$0	$203,686
Industrials	0	255,605	0	255,605
Utilities	0	71,355	0	71,355
U.S. Treasury Obligations	0	22,472	0	22,472
Short-Term Instruments
Repurchase Agreements	0	28,045	0	28,045
U.S. Treasury Bills	0	11,590	0	11,590

$0	$592,753	$0	$592,753
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	519	0	0	519

Total Investments	$519	$592,753	$0	$593,272

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$28	$0	$28

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(33)	$0	$(33)

Total Financial Derivative Instruments	$0	$(5)	$0	$(5)

Totals	$519	$592,748	$0	$593,267

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.0% ¤
CORPORATE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Tower Health 4.451% due 02/01/2050	$200	$116

Total Corporate Bonds & Notes (Cost $123)		116

MUNICIPAL BONDS & NOTES 82.3%
ALABAMA 2.3%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 04/01/2053	1,000	963
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	256	223

		1,186

ARIZONA 0.6%
Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.250% due 01/01/2040	480	301

CALIFORNIA 11.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (d)	500	226
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,000	957
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	300	254
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	100	81
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	250	221
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	250	219
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2040	250	162
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	250	245
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.250% due 12/01/2056	250	232
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (d)	200	91
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	1,500	132
3.850% due 06/01/2050	1,000	869
Los Angeles Department of Water & Power, California Revenue Notes, Series 2022 5.000% due 07/01/2027	350	379
Los Angeles, California Revenue Notes, Series 2022 4.000% due 06/29/2023	300	302
Sacramento County, California Special Tax Notes, Series 2022 5.000% due 09/01/2047	150	143
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014 5.000% due 05/01/2044	250	250
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (b)	500	464
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	1,000	120
University of California Revenue Bonds, Series 2015 5.000% due 05/15/2040	500	512

		5,859

COLORADO 5.0%
Colorado Health Facilities Authority Revenue Bonds, Series 2022
3.010% (MUNIPSA) due 05/15/2061 ~	500	500
5.000% due 05/15/2062	1,500	1,599

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 5.000% due 11/15/2029	500	526

		2,625

FLORIDA 3.3%
Florida Development Finance Corp. Revenue Bonds, Series 2021 5.000% due 11/15/2032	800	835
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	500	502
Palm Beach County, Florida Health Facilities Authority Revenue Notes, Series 2022 5.000% due 11/01/2029	375	388

		1,725

GEORGIA 1.7%
Georgia State General Obligation Notes, Series 2022 5.000% due 07/01/2030	365	410
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.500% due 07/01/2063	500	501

		911

ILLINOIS 5.8%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055 (a)	1,000	984
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	1,000	1,054
Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	1,000	1,042

		3,080

INDIANA 2.4%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	250	240
Whiting, Indiana Revenue Bonds, Series 2019 5.000% due 12/01/2044	1,000	1,027

		1,267

IOWA 0.4%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	250	227

KENTUCKY 3.8%
Kentucky Public Energy Authority Revenue Bonds, Series 2019 4.000% due 02/01/2050	1,000	973
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2022 5.000% due 09/01/2041	1,000	1,044

		2,017

MARYLAND 0.7%
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2035	350	390

MASSACHUSETTS 4.8%
Massachusetts Development Finance Agency Revenue Bonds, Series 2013 5.000% due 07/01/2044	500	493
Massachusetts Development Finance Agency Revenue Bonds, Series 2022 5.000% due 10/01/2038	500	527
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 1999 2.700% due 11/01/2049	1,000	1,000
Massachusetts Port Authority Revenue Bonds, Series 2022 5.000% due 07/01/2036	500	518

		2,538

MINNESOTA 1.9%
Minnesota Municipal Gas Agency Revenue Bonds, Series 2022 4.000% due 12/01/2052	1,000	996

NEVADA 0.2%
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	1,000	105

NEW JERSEY 2.2%
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2006 0.000% due 12/15/2031 (b)	250	164

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,000	1,008

		1,172

NEW MEXICO 0.6%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	350	321

NEW YORK 13.5%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 2.950% due 02/01/2045	2,000	2,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 2.950% due 06/15/2050	1,000	1,000
New York City, New York Industrial Development Agency Revenue Bonds, Series 2007 3.100% due 10/01/2042	1,000	1,000
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	250	259
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	250	224
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	500	438
New York State Dormitory Authority Revenue Bonds, Series 2022 4.000% due 03/15/2039	250	233
New York State Thruway Authority Revenue Notes, Series 2021 5.000% due 03/15/2026	1,000	1,055
New York State Urban Development Corp. Revenue Notes, Series 2022 5.000% due 03/15/2029 (a)	500	544
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	250	235
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	1,500	128

		7,116

NORTH CAROLINA 2.0%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	1,000	1,062

OHIO 3.7%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2029	1,000	1,062
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (b)	2,000	213
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	500	492
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	200	177

		1,944

PENNSYLVANIA 3.5%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	200	184
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.560% (MUNIPSA) due 08/15/2038 ~(e)	970	958
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2038	500	449
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 12/31/2030	250	252

		1,843

PUERTO RICO 4.6%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	288	144
0.000% due 11/01/2051	1,281	513
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2035	376	322
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	12	11
5.625% due 07/01/2027	38	39
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	230	202
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2046 (b)	4,405	999

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	250	217

		2,447

RHODE ISLAND 1.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2040	500	502

TEXAS 2.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 3.200% due 12/01/2045	250	248
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (b)	250	117
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	250	215
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 4.000% due 12/01/2054	250	164
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	100	76
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2057 (a)	250	259

		1,079

U.S. VIRGIN ISLANDS 1.9%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	500	502
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022 5.000% due 10/01/2026	500	513

		1,015

VIRGINIA 0.9%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	245	219
Virginia College Building Authority Revenue Bonds, Series 2019 4.000% due 02/01/2034	250	248

		467

WASHINGTON 0.4%
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	250	222

WISCONSIN 1.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	248
4.000% due 03/31/2056	250	179
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2052	400	337
Wisconsin State General Obligation Notes, Series 2022 2.880% (MUNIPSA) due 05/01/2025 ~	240	240

		1,004

Total Municipal Bonds & Notes (Cost $45,841)		43,421

SHORT-TERM INSTRUMENTS 20.5%
REPURCHASE AGREEMENTS (f) 19.3%		10,200

U.S. TREASURY BILLS 1.2%
2.664% due 11/17/2022 (b)(c)	600	598

Total Short-Term Instruments (Cost $10,798)		10,798

Total Investments in Securities (Cost $56,762)		54,335

Total Investments 103.0% (Cost $56,762)		$54,335
Financial Derivative Instruments (g) 0.0%(Cost or Premiums, net $0)		10
Other Assets and Liabilities, net (3.0)%		(1,590)

Net Assets 100.0%		$52,755

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)					When-issued security.
	(b)					Zero coupon security.
	(c)					Coupon represents a yield to maturity.
	(d)					Security becomes interest bearing at a future date.
	(e)					RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.560%			08/15/2038	09/14/2021	$970	$958	1.82%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.850%	09/30/2022	10/03/2022	$10,200	U.S. Treasury Notes 1.250% due 08/15/2031	$(10,361)	$10,200	$10,202

Total Repurchase Agreements						$(10,361)	$10,200	$10,202

	(1)					Includes accrued interest.
	(g)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month			# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2022			26	$(2,914)	$150	$10	$0

Total Futures Contracts						$150	$10	$0

Cash of $66 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Corporate Bonds & Notes
	Industrials			$0	$116	$0	$116
Municipal Bonds & Notes
	Alabama			0	1,186	0	1,186
	Arizona			0	301	0	301
	California			0	5,859	0	5,859
	Colorado			0	2,625	0	2,625
	Florida			0	1,725	0	1,725
	Georgia			0	911	0	911
	Illinois			0	3,080	0	3,080
	Indiana			0	1,267	0	1,267
	Iowa			0	227	0	227
	Kentucky			0	2,017	0	2,017
	Maryland			0	390	0	390
	Massachusetts			0	2,538	0	2,538
	Minnesota			0	996	0	996
	Nevada			0	105	0	105
	New Jersey			0	1,172	0	1,172

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

New Mexico	0	321	0	321
New York	0	7,116	0	7,116
North Carolina	0	1,062	0	1,062
Ohio	0	1,944	0	1,944
Pennsylvania	0	1,843	0	1,843
Puerto Rico	0	2,447	0	2,447
Rhode Island	0	502	0	502
Texas	0	1,079	0	1,079
U.S. Virgin Islands	0	1,015	0	1,015
Virginia	0	467	0	467
Washington	0	222	0	222
Wisconsin	0	1,004	0	1,004
Short-Term Instruments
Repurchase Agreements	0	10,200	0	10,200
U.S. Treasury Bills	0	598	0	598

Total Investments	$0	$54,335	$0	$54,335

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$10	$0	$10

Total Financial Derivative Instruments	$0	$10	$0	$10

Totals	$0	$54,345	$0	$54,345

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 82.2%
AAdvantage Loyalty IP Ltd.
4.830% (LIBOR03M + 1.750%) due 06/27/2025 ~	$850	$826
7.460% (LIBOR03M + 4.750%) due 04/20/2028 ~	1,800	1,749
ABG Intermediate Holdings 2 LLC 9.134% due 12/20/2029	350	332
Advantage Sales & Marketing, Inc. 7.053% (LIBOR01M + 4.500%) due 10/28/2027 ~	548	492
Alliant Holdings Intermediate LLC 6.365% (LIBOR03M + 3.250%) due 05/09/2025 ~	1,144	1,099
Allied Universal Holding LLC 6.865% (LIBOR01M + 3.750%) due 05/12/2028 ~	1,642	1,448
Altice France SA 6.200% (LIBOR03M + 3.688%) due 01/31/2026 «~	499	454
AmWINS Group, Inc. 5.365% (LIBOR01M + 2.250%) due 02/19/2028 ~	746	716
AP Core Holdings LLC 8.615% (LIBOR01M + 5.500%) due 09/01/2027 ~	500	465
Applied Systems, Inc. 6.674% (LIBOR03M + 3.000%) due 09/19/2024 ~	650	635
AppLovin Corp. 6.365% (LIBOR03M + 3.250%) due 08/15/2025 ~	399	387
Arches Buyer, Inc. 6.365% (LIBOR01M + 3.250%) due 12/06/2027 ~	500	452
Armor Holding LLC 8.174% (LIBOR03M + 4.500%) due 12/11/2028 ~	249	243
ASP Unifrax Holdings, Inc. 7.424% (LIBOR03M + 3.750%) due 12/12/2025 ~	274	254
AssuredPartners, Inc. 6.534% due 02/12/2027	399	379
Asurion LLC 6.365% (LIBOR01M + 3.250%) due 12/23/2026 ~	448	381
Banff Merger Sub, Inc. 6.865% (LIBOR01M + 3.750%) due 10/02/2025 ~	1,045	993
BCPE Empire Holdings, Inc. 7.115% (LIBOR01M + 4.000%) due 06/11/2026 ~	549	528
Berry Global, Inc. 4.178% (LIBOR03M + 1.750%) due 07/01/2026 ~	1,300	1,262
Birkenstock GmbH & Co. KG 5.098% (LIBOR06M + 3.250%) due 04/28/2028 ~	250	235
Brookfield WEC Holdings, Inc. 5.865% (LIBOR03M + 2.750%) due 08/01/2025 ~	896	859
Brooks Automation 7.355% (TSFR6M + 5.600%) due 02/01/2030 ~	500	443
BWAY Holding Co. 5.814% (LIBOR01M + 3.250%) due 04/03/2024 ~	249	233
Caesars Resort Collection LLC 6.615% (LIBOR01M + 3.500%) due 07/21/2025 ~	1,993	1,968
Calpine Construction Finance Co., L.P. 5.115% (LIBOR03M + 2.000%) due 01/15/2025 ~	497	485
Carnival Corp. 5.877% (LIBOR06M + 3.000%) due 06/30/2025 ~	249	228
CDK Global, Inc. 6.610% due 07/06/2029	1,803	1,741
CenturyLink, Inc. 5.365% (LIBOR01M + 2.250%) due 03/15/2027 ~	1,393	1,271
Change Healthcare Holdings LLC 7.750% (PRIME + 1.500%) due 03/01/2024 ~	950	948
Cinemark USA, Inc. TBD% (LIBOR03M + 1.750%) due 03/31/2025 ~	150	142
Clear Channel Outdoor Holdings, Inc. 6.306% (LIBOR03M + 3.500%) due 08/21/2026 ~	1,195	1,071
Clydesdale Acquisition Holdings, Inc. 7.309% due 04/13/2029	1,621	1,534
CMG Media Corp. 6.615% (LIBOR03M + 3.500%) due 12/17/2026 ~	597	561
CommScope, Inc. 6.365% (LIBOR01M + 3.250%) due 04/06/2026 ~	150	139
Corelogic, Inc. 6.625% (LIBOR01M + 3.500%) due 06/02/2028 ~	299	226
Cornerstone OnDemand, Inc. 6.865% (LIBOR03M + 3.750%) due 10/16/2028 «~	249	211
CQP Holdco LP 7.424% (LIBOR03M + 3.750%) due 06/05/2028 ~	948	916

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

DaVita, Inc. 4.865% (LIBOR03M + 1.750%) due 08/12/2026 ~	796	758
DirecTV Financing LLC 8.115% (LIBOR01M + 5.000%) due 08/02/2027 ~	1,895	1,770
Dotdash Meredith, Inc. 6.612% due 12/01/2028 «	250	224
Elanco Animal Health, Inc. 4.314% (LIBOR01M + 1.750%) due 08/01/2027 ~	1,172	1,117
Endurance International Group 6.185% (LIBOR01M + 3.500%) due 02/10/2028 ~	499	424
Finastra USA, Inc. 6.871% (LIBOR03M + 3.500%) due 06/13/2024 ~	1,047	914
First Student Bidco, Inc. 6.642% (LIBOR03M + 3.000%) due 07/21/2028 ~	996	925
Foundation Building Materials Holding Co. LLC 6.056% (LIBOR03M + 3.250%) due 01/31/2028 ~	348	315
Froneri International PLC 5.365% (LIBOR03M + 2.250%) due 01/29/2027 ~	895	847
Garda World Security Corp. 7.240% (LIBOR03M + 4.250%) due 10/30/2026 ~	250	236
Genesee & Wyoming, Inc. 5.674% (LIBOR03M + 2.000%) due 12/30/2026 ~	696	679
Global Medical Response, Inc. 7.365% (LIBOR01M + 4.250%) due 03/14/2025 ~	250	217
Golden Entertainment, Inc. 6.090% (LIBOR01M + 3.000%) due 10/21/2024 ~	144	143
Graham Packaging Co., Inc. 6.115% (LIBOR01M + 3.000%) due 08/04/2027 ~	597	570
Gray Television, Inc. 5.064% (LIBOR03M + 2.500%) due 01/02/2026 ~	150	146
Greeneden U.S. Holdings LLC 7.115% (LIBOR01M + 4.000%) due 12/01/2027 ~	870	831
Grinding Media, Inc. 7.702% (LIBOR03M + 4.000%) due 10/12/2028 «~	250	224
H Food Holdings LLC 6.803% (LIBOR03M + 3.688%) due 05/23/2025 ~	348	275
Hub International Ltd.
5.766% (LIBOR03M + 3.000%) due 04/25/2025 ~	100	96
5.982% (LIBOR03M + 3.250%) due 04/25/2025 ~	1,990	1,921
Hyland Software, Inc. 6.615% (LIBOR03M + 3.500%) due 07/01/2024 ~	826	802
Ineos Enterprises Holdings U.S. Finco LLC 6.570% (LIBOR03M + 3.500%) due 08/28/2026 ~	399	379
Instant Brands Holdings, Inc. 7.076% (LIBOR03M + 5.000%) due 04/12/2028 ~	384	263
IRB Holding Corp. 7.802% (LIBOR06M + 4.750%) due 02/05/2025 ~	1,047	1,014
Ivanti Software, Inc. 7.332% (LIBOR03M + 4.250%) due 12/01/2027 ~	598	468
Jazz Financing Lux SARL 6.615% (LIBOR01M + 3.500%) due 05/05/2028 ~	808	782
LABL, Inc. 8.115% (LIBOR01M + 5.000%) due 10/29/2028 ~	677	614
LBM Acquisition LLC 7.121% (LIBOR06M + 3.750%) due 12/17/2027 ~	1,450	1,273
LifeMiles Ltd. 8.320% (LIBOR03M + 5.250%) due 08/30/2026 ~	333	321
Madison IAQ LLC 6.815% (LIBOR03M + 3.250%) due 06/21/2028 ~	698	647
Mattress Firm, Inc. 3.333% (LIBOR03M + 4.250%) due 09/25/2028 ~	199	176
Mavenir Systems, Inc. 5.892% (LIBOR03M + 4.750%) due 08/18/2028 «~	499	432
McAfee LLC 5.892% (LIBOR01M + 4.750%) due 07/27/2028 ~	1,520	1,377
Messer Industrie GmbH 6.174% (LIBOR03M + 2.500%) due 03/02/2026 ~	679	651
MH Sub LLC 6.871% (LIBOR01M + 3.750%) due 09/13/2024 ~	1,370	1,309
Mitchell International, Inc. 6.734% (LIBOR01M + 3.750%) due 10/15/2028 ~	824	749
Mitnick Corporate Purchaser, Inc. 7.393% due 05/02/2029 «	500	473
MPH Acquisition Holdings LLC 7.320% (LIBOR03M + 4.250%) due 09/01/2028 ~	698	647
Olympus Water U.S. Holding Corp. 7.438% (LIBOR03M + 3.750%) due 11/09/2028 ~	500	458
Padagis LLC 7.043% (LIBOR03M + 4.750%) due 07/06/2028 «~	275	241
Parexel International Corp. 6.365% (LIBOR01M + 3.250%) due 11/15/2028 ~	1,000	957
Park River Holdings, Inc. 5.527% (LIBOR03M + 3.250%) due 12/28/2027 ~	549	469
Pelican Products, Inc. TBD% (LIBOR03M + 4.250%) due 12/29/2028 ~	548	505

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Phoenix Guarantor, Inc. 6.365% (LIBOR01M + 3.250%) due 03/05/2026 ~	696	662
PMHC, Inc. 6.977% due 04/23/2029	1,175	954
Polaris Newco LLC 7.674% (LIBOR01M + 4.000%) due 06/02/2028 ~	1,743	1,613
Prime Security Services Borrower LLC 5.303% (LIBOR03M + 2.750%) due 09/23/2026 ~	796	773
Proofpoint, Inc. 6.320% (LIBOR03M + 3.250%) due 08/31/2028 ~	849	799
PUG LLC 7.365% (LIBOR01M + 4.250%) due 02/12/2027 «~	249	221
Rackspace Technology Global, Inc. 5.617% (LIBOR03M + 2.750%) due 02/15/2028 ~	150	108
Radiate Holdco LLC 6.365% (LIBOR01M + 3.250%) due 09/25/2026 ~	1,443	1,339
RealPage, Inc. 6.115% (LIBOR01M + 3.000%) due 04/24/2028 ~	1,373	1,290
Refresco 6.962% due 07/12/2029	275	264
RegionalCare Hospital Partners Holdings, Inc. 6.871% (LIBOR01M + 3.750%) due 11/16/2025 ~	1,400	1,305
Sabre GLBL, Inc. 8.134% due 06/30/2028 «	500	464
SBA Senior Finance LLC 4.870% (LIBOR01M + 1.750%) due 04/11/2025 ~	871	849
Scientific Games Holdings LP 5.617% due 04/04/2029	150	139
Scih Salt Holdings, Inc. 6.806% (LIBOR03M + 4.000%) due 03/16/2027 ~	274	255
Sigma Bidco BV 5.899% (LIBOR03M + 3.000%) due 07/02/2025 ~	348	303
Staples, Inc. 7.782% (LIBOR03M + 5.000%) due 04/16/2026 ~	748	660
Stars Group Holdings BV
TBD% due 07/29/2028	425	416
5.892% (LIBOR03M + 2.250%) due 07/21/2026 ~	846	815
Station Casinos LLC 5.370% (LIBOR03M + 2.250%) due 02/08/2027 ~	398	382
Surgery Center Holdings, Inc. 6.510% (LIBOR01M + 3.750%) due 08/31/2026 ~	348	331
Syniverse Holdings, Inc. 10.553% due 05/13/2027	500	433
Taboola.com Ltd. 7.120% (LIBOR01M + 4.000%) due 09/01/2028 «~	524	492
Team Health Holdings, Inc. 5.865% (LIBOR01M + 2.750%) due 02/06/2024 ~	348	320
TIBCO Software, Inc. TBD% due 03/20/2029	2,500	2,250
Trans Union LLC 4.865% (LIBOR03M + 1.750%) due 11/16/2026 ~	796	770
TransDigm, Inc. 5.924% (LIBOR03M + 2.250%) due 08/22/2024 ~	2,238	2,188
Trident TPI Holdings, Inc.
7.674% (LIBOR03M + 4.000%) due 09/15/2028 ~	218	207
7.674% (LIBOR03M + 4.000%) due 09/15/2028 ~µ	31	30
Twin River Worldwide Holdings, Inc. 5.935% (LIBOR01M + 3.250%) due 10/02/2028 ~	697	631
U.S. Foods, Inc. 5.115% (LIBOR03M + 2.000%) due 09/13/2026 ~	398	387
U.S. Renal Care, Inc. 8.115% (LIBOR01M + 5.000%) due 06/26/2026 ~	399	290
Ultimate Software Group, Inc. 6.865% (LIBOR03M + 3.750%) due 05/04/2026 ~	1,393	1,332
United Airlines, Inc. 6.533% (LIBOR03M + 3.750%) due 04/21/2028 ~	1,496	1,434
Univision Communications, Inc.
6.365% (LIBOR03M + 3.250%) due 03/15/2026 ~	400	381
6.365% (LIBOR03M + 3.250%) due 01/31/2029 ~	150	143
Venga Finance SARL 7.820% (LIBOR03M + 4.750%) due 12/04/2028 «~	350	325
Verscend Holding Corp. 7.115% (LIBOR01M + 4.000%) due 08/27/2025 ~	249	242
Viad Corp. 8.115% (LIBOR01M + 5.000%) due 07/30/2028 ~	348	332
WatchGuard Technologies, Inc. 8.284% due 07/02/2029	500	467
Whatabrands LLC 6.365% (LIBOR01M + 3.250%) due 08/03/2028 ~	647	600
Windstream Services LLC 9.365% (LIBOR01M + 6.250%) due 09/21/2027 «~	499	454
Worldwide Express Operations LLC 7.674% (LIBOR03M + 4.000%) due 07/26/2028 ~	348	318

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Zayo Group Holdings, Inc. 6.115% (LIBOR01M + 3.000%) due 03/09/2027 ~	2,350	1,975

Total Loan Participations and Assignments (Cost $86,863)		83,888

CORPORATE BONDS & NOTES 7.4%
INDUSTRIALS 7.4%
Allegiant Travel Co. 7.250% due 08/15/2027	300	283
Bombardier, Inc. 7.125% due 06/15/2026	350	322
Charter Communications Operating LLC 2.250% due 01/15/2029	2,000	1,568
Cheever Escrow Issuer LLC 7.125% due 10/01/2027	300	269
CommScope, Inc. 4.750% due 09/01/2029	350	286
Community Health Systems, Inc. 5.250% due 05/15/2030	400	279
DISH DBS Corp. 5.250% due 12/01/2026	400	328
EnLink Midstream LLC 6.500% due 09/01/2030	200	196
EQM Midstream Partners LP 4.500% due 01/15/2029	500	404
Foundation Building Materials, Inc. 6.000% due 03/01/2029	250	183
Innophos Holdings, Inc. 9.375% due 02/15/2028	500	482
Kaiser Aluminum Corp. 4.500% due 06/01/2031	250	184
Manitowoc Co., Inc. 9.000% due 04/01/2026	500	456
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	850	714
Rackspace Technology Global, Inc. 3.500% due 02/15/2028	750	497
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	400	290
Triumph Group, Inc. 6.250% due 09/15/2024	350	319
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 (a)	350	319
White Cap Buyer LLC 6.875% due 10/15/2028	250	204

Total Corporate Bonds & Notes (Cost $8,299)		7,583

SHORT-TERM INSTRUMENTS 16.9%
REPURCHASE AGREEMENTS (b) 14.8%		15,100

SHORT-TERM NOTES 2.1%
Federal Home Loan Bank 2.980% due 01/06/2023 - 01/10/2023 •	2,100	2,100

Total Short-Term Instruments (Cost $17,200)		17,200

Total Investments in Securities (Cost $112,362)		108,671

Total Investments 106.5% (Cost $112,362)		$108,671
Financial Derivative Instruments (c)(d) 0.1%(Cost or Premiums, net $289)		119
Other Assets and Liabilities, net (6.6)%		(6,718)

Net Assets 100.0%		$102,072

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.950%	09/30/2022	10/03/2022	$15,100	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024	$(15,385)	$15,100	$15,104

Total Repurchase Agreements	$(15,385)	$15,100	$15,104

(1)	Includes accrued interest.
(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$6,000	$288	$253	$541	$20	$0

Total Swap Agreements	$288	$253	$541	$20	$0

Cash of $172 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2022.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	174.150%	Maturity	03/20/2023	$7,000	$1	$98	$99	$0

Total Swap Agreements	$1	$98	$99	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$79,673	$4,215	$83,888
Corporate Bonds & Notes
Industrials	0	7,583	0	7,583

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Short-Term Instruments
Repurchase Agreements	0	15,100	0	15,100
Short-Term Notes	0	2,100	0	2,100

Total Investments	$0	$104,456	$4,215	$108,671

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	20	0	20
Over the counter	$0	$99	$0	$99

Total Financial Derivative Instruments	$0	$119	$0	$119

Totals	$0	$104,575	$4,215	$108,790

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 06/30/2022	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$328	$2,881	$(4)	$3	$0	$(154)	$1,493	$(332)	$4,215	$(158)
Corporate Bonds & Notes
Industrials	332	0	(25)	0	0	(14)	0	(318)	0	0

Totals	$660	$2,881	$(4)	$3	$0	$(168)	$1,493	$(650)	$4,215	$(158)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$4,215	Third Party Vendor	Broker Quote	84.500 - 94.625	90.836

Total	$4,215

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.6% ¤
MUNICIPAL BONDS & NOTES 93.4%
ALABAMA 3.4%
Birmingham Airport Authority, Alabama Revenue Notes, (BAM Insured), Series 2020 5.000% due 07/01/2023	$250	$253
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 2.810% (MUNIPSA) due 10/01/2052 ~	1,500	1,404
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	1,250	1,200
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2021 4.000% due 12/01/2023	1,250	1,244
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020
5.000% due 08/01/2024	500	514
5.000% due 08/01/2025	1,000	1,041
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,625	4,302
Lower Alabama Gas District Revenue Bonds, Series 2020 4.000% due 12/01/2050	3,000	2,961
Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	450	433
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,000	1,995
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	3,750	3,755

		19,102

ALASKA 0.1%
Northern Tobacco Securitization Corp., Alaska Revenue Notes, Series 2021 4.000% due 06/01/2023	550	552

ARIZONA 1.5%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 2.710% (MUNIPSA) due 01/01/2046 ~	1,125	1,113
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	1,000	990
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2024	200	202
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	350	360
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,350	1,265
Town of Gilbert, Arizona General Obligation Bonds, Series 2022 5.000% due 07/15/2028	1,425	1,558
University of Arizona Revenue Notes, Series 2021 5.000% due 06/01/2026	2,850	3,025

		8,513

CALIFORNIA 11.6%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
2.870% (MUNIPSA) due 04/01/2056 ~	2,000	1,938
2.910% (MUNIPSA) due 04/01/2056 ~	1,500	1,476
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,250	1,196
California County Tobacco Securitization Agency Revenue Notes, Series 2020 5.000% due 06/01/2024	500	512
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 2.810% (MUNIPSA) due 08/01/2047 ~	4,500	4,452
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 3.160% (MUNIPSA) due 12/01/2050 ~	1,000	980
California Infrastructure & Economic Development Bank Revenue Notes, Series 2018 5.000% due 10/01/2025	2,250	2,375
California State General Obligation Notes, Series 2020
2.000% due 11/01/2022	2,500	2,497
5.000% due 11/01/2027	1,250	1,356
California State General Obligation Notes, Series 2021 5.000% due 12/01/2027	3,000	3,257
California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	2,500	2,722
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	1,000	981

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2032	4,000	4,184
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2023 (c)	3,000	2,977
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.988% due 06/01/2024	2,000	1,879
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2024	2,135	2,202
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.337% due 06/01/2023	1,600	1,566
1.850% due 06/01/2031	480	470
2.587% due 06/01/2029	5,875	4,892
Los Angeles Unified School District, California General Obligation Bonds, Series 2014 5.000% due 07/01/2025	2,220	2,291
Los Angeles, California Revenue Notes, Series 2022 4.000% due 06/29/2023	4,700	4,732
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 2.600% (MUNIPSA) due 07/01/2047 ~	1,200	1,194
Redondo Beach Community Financing Authority, California Revenue Notes, Series 2021 0.415% due 05/01/2023	675	659
Sacramento City Unified School District, California General Obligation Notes, (AGM Insured), Series 2021 4.000% due 07/01/2023	900	904
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2021 5.000% due 12/01/2022	1,125	1,129
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 2.615% (US0003M + 0.550%) due 06/01/2034 ~	1,250	1,153
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	2,970	3,172
San Diego County, California Regional Transportation Commission Revenue Notes, Series 2021 5.000% due 10/01/2022	2,000	2,000
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,228
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,000	900
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,043
Visalia Unified School District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	2,380	2,417

		65,734

COLORADO 2.9%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,700	1,744
Colorado Health Facilities Authority Revenue Bonds, Series 2022 3.010% (MUNIPSA) due 05/15/2061 ~	5,000	5,002
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	450	424
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 2.333% (SOFRRATE) due 09/01/2039 ~	3,000	2,970
Regional Transportation District, Colorado Revenue Notes, Series 2020
3.000% due 07/15/2023	100	100
5.000% due 01/15/2024	400	406
5.000% due 07/15/2024	325	327
University of Colorado Revenue Bonds, Series 2019 2.000% due 06/01/2054	5,500	5,315

		16,288

CONNECTICUT 5.2%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2023	500	507
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020
5.000% due 05/01/2023	675	683
5.000% due 05/01/2025	350	365
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	1,000	1,048
Connecticut State General Obligation Bonds, Series 2013 3.410% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,020	1,029
Connecticut State General Obligation Notes, Series 2014 5.000% due 11/15/2022	250	251
Connecticut State General Obligation Notes, Series 2015 5.000% due 08/01/2025	350	366
Connecticut State General Obligation Notes, Series 2020
4.000% due 06/01/2023	425	428
5.000% due 01/15/2025	350	363
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2013
2.100% due 07/01/2042	10,000	10,000
2.850% due 07/01/2042	10,000	10,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 1.100% due 07/01/2048	1,500	1,486
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2057	2,280	2,294

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Metropolitan District, Connecticut General Obligation Notes, Series 2018 5.000% due 07/15/2023	500	507

		29,327

DELAWARE 0.4%
Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	750	696
1.250% due 10/01/2045	2,000	1,789

		2,485

FLORIDA 2.2%
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2023	700	709
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	250	261
5.000% due 10/01/2026	470	496
Florida State General Obligation Notes, Series 2022 5.000% due 06/01/2026	5,000	5,314
JEA Electric System, Florida Revenue Notes, Series 2017 5.000% due 10/01/2024	1,030	1,066
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,008
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2024	710	734
Miami-Dade Seaport Department, Florida Revenue Notes, Series 2013 5.000% due 10/01/2023	550	560
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	2,000	2,020

		12,168

GEORGIA 2.7%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	3,000	2,572
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	500	489
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.000% due 11/01/2045	1,000	996
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
2.548% (0.67*US0001M + 0.830%) due 08/01/2048 ~	500	496
4.000% due 08/01/2048	3,750	3,758
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	4,915	4,661
Main Street Natural Gas, Inc., Georgia Revenue Notes, Series 2021 4.000% due 12/01/2024	750	741
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2025	625	643
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2024	490	499
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2023	240	241
5.000% due 01/01/2024	360	366

		15,462

ILLINOIS 6.2%
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2024	600	614
Chicago Transit Authority, Illinois Revenue Notes, Series 2020 1.838% due 12/01/2023	1,500	1,458
Chicago, Illinois General Obligation Bonds, Series 2021 5.000% due 01/01/2034	1,000	991
Chicago, Illinois General Obligation Notes, Series 2021 5.000% due 01/01/2030	3,000	3,020
Cook County, Illinois General Obligation Notes, Series 2021 5.000% due 11/15/2024	1,750	1,801
Illinois Finance Authority Revenue Bonds, Series 2020 2.950% due 08/15/2049	7,250	7,250
Illinois Finance Authority Revenue Bonds, Series 2021 3.160% (MUNIPSA) due 05/01/2042 ~	1,000	969
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	250	264
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	510	515
Illinois State General Obligation Bonds, Series 2022 5.000% due 03/01/2026	7,750	7,887
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2022	2,000	2,002
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,700	1,729
5.000% due 10/01/2028	3,200	3,275

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Illinois State Revenue Notes, Series 2013 5.000% due 06/15/2023	750	757
Illinois State Toll Highway Authority Revenue Notes, Series 2019
5.000% due 01/01/2025	500	518
5.000% due 01/01/2026	375	394
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025	1,125	1,087
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2023	350	354

		34,885

INDIANA 1.1%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	2,500	2,209
Indiana Finance Authority Revenue Notes, Series 2021 0.650% due 08/01/2025	4,500	3,994

		6,203

IOWA 0.6%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 4.186% due 08/15/2032	950	945
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 2.625% due 08/15/2029	1,610	1,608
PEFA Inc, Iowa Revenue Bonds, Series 2019 5.000% due 09/01/2049	650	660

		3,213

KANSAS 0.4%
Kansas Department of Transportation State Revenue Bonds, Series 2004 2.295% (0.7*US0001M + 0.500%) due 09/01/2024 ~	2,500	2,482

KENTUCKY 1.1%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	500	496
Kentucky Public Energy Authority Revenue Bonds, Series 2022 3.183% (SOFRRATE) due 08/01/2052 ~	3,000	2,702
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	2,505	2,496
Kentucky State Property & Building Commission Revenue Bonds, Series 2022 5.000% due 06/01/2031 (a)	500	544

		6,238

LOUISIANA 1.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	1,700	1,559
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	2,925	2,852
2.375% due 06/01/2037	2,810	2,625

		7,036

MARYLAND 0.9%
Howard County, Maryland General Obligation Notes, Series 2018 5.000% due 02/15/2027	3,000	3,222
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	480	488
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,500	1,545

		5,255

MASSACHUSETTS 1.6%
Commonwealth of Massachusetts General Obligation Notes, Series 2017 5.000% due 10/01/2022	1,220	1,220
Massachusetts Development Finance Agency Revenue Bonds, Series 2017 2.960% (MUNIPSA + 0.500%) due 07/01/2038 ~	1,000	998
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 3.060% (MUNIPSA) due 07/01/2049 ~	1,750	1,735
Massachusetts Development Finance Agency Revenue Notes, Series 2020 5.000% due 10/01/2022	2,400	2,400
Massachusetts Development Finance Agency Revenue Notes, Series 2021 0.674% due 07/01/2023	500	486
Massachusetts School Building Authority Revenue Bonds, Series 2015 5.000% due 01/15/2029	750	779
Massachusetts State College Building Authority Revenue Notes, Series 2022 5.000% due 05/01/2024	500	514

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Bonds, Series 2019 5.000% due 01/01/2039	1,000	1,003

		9,135

MICHIGAN 2.0%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 2.094% (US0003M) due 07/01/2032 ~	2,000	1,950
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021 5.000% due 07/01/2023	425	430
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 3.210% (MUNIPSA) due 04/15/2047 ~	3,000	2,975
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	2,000	1,688
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	1,120	1,007
Michigan State Building Authority Revenue Bonds, Series 2020 2.520% due 10/15/2042	1,000	1,000
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	1,500	1,507
Waterford School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2025	690	702

		11,259

MINNESOTA 0.3%
Minneapolis, Minnesota Revenue Bonds, Series 2018 2.750% due 11/15/2048	1,900	1,900

MISSISSIPPI 0.1%
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	750	743

MISSOURI 0.5%
Kansas City, Missouri Revenue Notes, Series 2021
5.000% due 04/01/2023	400	404
5.000% due 04/01/2024	425	436
St Louis County, Missouri Revenue Notes, Series 2021 5.000% due 12/01/2022	1,825	1,830

		2,670

NEBRASKA 0.9%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 5.000% due 11/15/2053	1,000	1,038
Douglas County, Nebraska Revenue Bonds, Series 2021 2.990% (MUNIPSA) due 07/01/2035 ~	2,480	2,478
Nebraska Public Power District Revenue Bonds, Series 2020 0.600% due 01/01/2051	1,400	1,369

		4,885

NEVADA 0.2%
Clark County, Nevada Revenue Bonds, Series 2017 1.650% due 01/01/2036	850	842
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020 3.000% due 06/15/2023	500	499

		1,341

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2026	265	260
4.000% due 01/01/2027	250	244
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2005 2.950% due 07/01/2033	2,800	2,800

		3,304

NEW JERSEY 2.9%
New Jersey Economic Development Authority Revenue Bonds, Series 2013 4.060% (MUNIPSA) due 03/01/2028 ~	1,000	1,001
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	2,750	2,872
New Jersey Economic Development Authority Revenue Notes, Series 2020 1.000% due 06/01/2023	450	440
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	900	929
New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2025	500	520
5.000% due 06/01/2028	2,000	2,146

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

New Jersey Turnpike Authority Revenue Bonds, Series 2017 2.545% (US0001M) due 01/01/2030 ~	3,500	3,501
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	614
Newark, New Jersey General Obligation Notes, Series 2020 5.000% due 10/01/2022	750	750
Newark, New Jersey General Obligation Notes, Series 2021 1.250% due 10/03/2022	3,500	3,500

		16,273

NEW MEXICO 1.1%
Farmington, New Mexico Revenue Bonds, Series 2010 1.100% due 06/01/2040	2,000	1,961
New Mexico Municipal Energy Acquisition Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	1,000	1,028
State of New Mexico Severance Tax Permanent Fund Revenue Bonds, Series 2022 5.000% due 07/01/2032	2,855	3,206

		6,195

NEW YORK 10.6%
Board of Cooperative Educational Services for the Sole Supervisory District, New York Revenue Notes, Series 2022 3.000% due 06/21/2023	5,000	4,985
Dobbs Ferry New York Union Free School District, Series 2022 3.000% due 06/02/2023	5,000	4,992
Enlarged City New York School District of the City of Troy, Series 2022 4.000% due 06/08/2023	5,000	5,017
Long Island Power Authority, New York Revenue Bonds, Series 2022 2.910% due 09/01/2038	2,000	1,996
Long Island Power Authority, New York Revenue Notes, Series 2020 5.000% due 09/01/2024	625	645
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 2.797% (SOFRRATE) due 11/01/2032 ~	1,500	1,419
Metropolitan Transportation Authority, New York Revenue Notes, Series 2020 5.000% due 02/01/2023	650	654
Monroe County Industrial Development Corp., New York Revenue Notes, Series 2020
5.000% due 12/01/2022	400	401
5.000% due 12/01/2026	1,000	1,032
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	750	741
New York City Housing Development Corp. Revenue Bonds, Series 2019 1.750% due 05/01/2059	750	737
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2028	675	720
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2002 5.000% due 11/01/2022	1,250	1,252
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 2.750% due 06/15/2050	4,000	4,000
New York City, New York General Obligation Bonds, Series 2012 2.850% due 04/01/2042	3,500	3,500
New York City, New York General Obligation Bonds, Series 2015 2.750% due 06/01/2044	2,000	2,000
New York City, New York General Obligation Bonds, Series 2018 2.750% due 12/01/2047	5,000	5,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 0.600% due 05/01/2061	2,000	1,817
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2028	1,000	1,091
New York Power Authority Revenue Bonds, Series 2011 5.000% due 11/15/2022	360	361
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 02/15/2028	4,565	4,841
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 02/15/2028	2,245	2,417
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	1,045	1,035
New York State Urban Development Corp. Revenue Notes, Series 2021 5.000% due 03/15/2024	3,750	3,846
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	250	254
Three Village Central School District Brookhaven & Smithtown, New York General Obligation Notes, Series 2022 3.500% due 06/28/2023	3,000	3,003
Town of Huntington, New York General Obligation Notes, Series 2021 5.000% due 07/15/2023	455	462
Town of Oyster Bay, New York General Obligation Notes, Series 2021
4.000% due 03/01/2023	850	853
4.000% due 03/01/2024	850	860

		59,931

NORTH CAROLINA 1.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2050	2,750	2,870

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

North Carolina Capital Facilities Finance Agency Revenue Notes, Series 2021 0.880% due 10/01/2022	950	950
North Carolina State Revenue Notes, Series 2019 5.000% due 05/01/2028	2,095	2,281
North Carolina State Revenue Notes, Series 2021 5.000% due 03/01/2023	1,550	1,562
Wake County, North Carolina General Obligation Notes, Series 2018 5.000% due 03/01/2024	1,025	1,052

		8,715

OHIO 4.3%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Bonds, Series 2022 5.000% due 11/15/2030	1,000	1,083
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	2,000	1,891
Butler County, Ohio Revenue Notes, Series 2017 4.000% due 11/15/2023	500	502
Franklin County, Ohio Hospital Revenue Bonds, Series 2013 2.450% due 11/01/2036	14,835	14,835
Northeast Ohio Medical University Revenue Notes, Series 2021 3.000% due 12/01/2023	150	149
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.000% due 09/01/2030	2,900	2,847
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.500% due 02/01/2026	2,200	1,993
Wright State University, Ohio Revenue Notes, (BAM Insured),Series 2021
4.000% due 05/01/2023	520	522
4.000% due 05/01/2024	500	506

		24,328

OREGON 0.1%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2026	145	151
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
5.000% due 06/15/2025	275	288
5.000% due 06/15/2026	350	371

		810

PENNSYLVANIA 4.4%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 2.347% (SOFRRATE) due 07/01/2031 ~	3,665	3,516
Commonwealth of Pennsylvania General Obligation Notes, Series 2019 5.000% due 07/15/2024	2,500	2,576
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022 5.000% due 10/01/2031	5,000	5,595
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.560% (MUNIPSA) due 08/15/2038 ~(d)	2,430	2,400
Lehigh County, Pennsylvania Revenue Notes, Series 2019 5.000% due 07/01/2025	530	548
Luzerne County, Pennsylvania General Obligation Notes, (AGM Insured), Series 2017 5.000% due 12/15/2022	500	502
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 2.835% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	751
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
3.000% due 01/01/2023	750	749
3.000% due 01/01/2025	1,020	995
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021
4.000% due 07/01/2023	125	125
4.000% due 10/15/2023	700	704
4.000% due 10/15/2024	850	859
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 3.060% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,002
Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017 3.110% (MUNIPSA) due 09/01/2040 ~	2,400	2,401
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2024	900	898
4.000% due 07/01/2026	1,250	1,236

		24,857

PUERTO RICO 1.1%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2020 5.000% due 12/01/2026	2,000	2,087
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	2,250	2,109
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2024 (c)	772	714

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

0.000% due 07/01/2027 (c)	1,843	1,471

		6,381

SOUTH CAROLINA 1.3%
Greenville County, South Carolina Revenue Notes, Series 2021
5.000% due 04/01/2028	515	556
5.000% due 04/01/2029	500	546
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018
2.578% (US0001M) due 10/01/2048 ~	1,000	990
4.000% due 10/01/2048	4,000	4,009
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	1,250	1,297

		7,398

SOUTH DAKOTA 0.2%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021 0.706% due 06/01/2023	1,000	976

TENNESSEE 0.8%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2023	600	607
Memphis, Tennessee Water Revenue Notes, Series 2020 4.000% due 12/01/2022	400	401
Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021 5.000% due 07/01/2023	2,250	2,277
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	500	511
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2021
5.000% due 11/01/2023	250	252
5.000% due 11/01/2024	250	253

		4,301

TEXAS 7.6%
Alvin Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 0.450% due 02/15/2036	1,000	977
Arlington Higher Education Finance Corp., Texas Revenue Notes, (PSF Insured), Series 2021 4.000% due 02/15/2026	280	283
Board of Regents of the University of Texas System Revenue Bonds, Series 2007 2.440% due 08/01/2034	5,000	5,000
Central Texas Regional Mobility Authority Revenue Notes, Series 2020 5.000% due 01/01/2025	1,000	1,017
El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2024	400	413
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 2.445% (US0001M) due 11/15/2046 ~	2,500	2,496
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 5.000% due 06/01/2032	550	574
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	350	361
Harris County, Texas General Obligation Bonds, Series 2015 5.000% due 10/01/2026	2,920	3,064
Houston Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2014 4.000% due 06/01/2039	1,500	1,504
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,291
New Caney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 1.250% due 02/15/2050	1,500	1,430
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	750	745
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	735	709
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 0.700% due 06/01/2050	1,500	1,337
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,210
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	750	726
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,219
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2018 2.750% due 02/01/2048	500	500
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2022 2.000% due 02/01/2049	1,000	910
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022 5.000% due 10/01/2026	225	238
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
2.906% (US0003M) due 12/15/2026 ~	1,385	1,352
3.656% (US0003M) due 12/15/2026 ~	1,000	946
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	215	223

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021
5.000% due 12/15/2022	750	751
5.000% due 12/15/2023	500	504
Texas State General Obligation Bonds, Series 2019 2.400% due 06/01/2050	10,000	10,000
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2024	500	518
Texas Water Development Board Revenue Notes, Series 2022 5.000% due 10/15/2025 (a)	1,250	1,313
Waco Educational Finance Corp., Texas Revenue Notes, Series 2021 4.000% due 03/01/2026	525	532

		43,143

UTAH 0.2%
City of Salt Lake, Utah Revenue Notes, Series 2021
5.000% due 07/01/2024	350	359
5.000% due 07/01/2025	450	468

		827

VIRGINIA 2.5%
Fairfax County, Virginia General Obligation Notes, Series 2020 5.000% due 10/01/2028	5,000	5,512
Hampton Roads Transportation Accountability Commission, Virginia Revenue Notes, Series 2021 5.000% due 07/01/2026	4,000	4,226
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009 0.750% due 10/01/2040	3,800	3,477
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	1,150	1,103

		14,318

WASHINGTON 2.8%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 2.660% (MUNIPSA) due 11/01/2045 ~	4,500	4,439
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 2.910% (MUNIPSA + 0.450%) due 11/01/2045 ~	750	750
Port of Seattle, Washington Revenue Notes, Series 2015 5.000% due 03/01/2023	1,000	1,007
Port of Tacoma, Washington General Obligation Notes, Series 2016 4.000% due 12/01/2022	440	441
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 2.950% (MUNIPSA + 0.490%) due 11/01/2046 ~	675	675
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021 2.710% (MUNIPSA) due 05/01/2045 ~	3,000	2,921
State of Washington General Obligation Refunding Bonds, Series 2022 4.000% due 07/01/2026	1,000	1,028
University of Washington Revenue Bonds, Series 2022 4.000% due 05/01/2048	2,500	2,557
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 3.510% (MUNIPSA + 1.050%) due 01/01/2042 ~	1,000	1,001
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	870	881
Washington Higher Education Facilities Authority Revenue Notes, Series 2020 5.000% due 05/01/2023	250	252

		15,952

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.000% due 06/01/2035	441	420

WISCONSIN 1.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,423
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2026	305	300
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 2.640% (MUNIPSA) due 08/15/2054 ~	2,500	2,435
Wisconsin State General Obligation Notes, Series 2022 2.880% (MUNIPSA) due 05/01/2025 ~	3,255	3,256

		8,414

WYOMING 2.7%
Wyoming Community Development Authority, Revenue Bonds, Series 2022 2.550% due 06/01/2048	15,000	15,000

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $544,461)		528,419

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
1.500% due 01/15/2023	600	597
1.500% due 11/30/2024	1,100	1,038

Total U.S. Treasury Obligations (Cost $1,703)		1,635

SHORT-TERM INSTRUMENTS 5.9%
REPURCHASE AGREEMENTS (e) 0.2%		1,035

U.S. TREASURY BILLS 5.7%
2.332% due 10/25/2022 - 11/22/2022 (b)(c)	32,600	32,531

Total Short-Term Instruments (Cost $33,574)		33,566

Total Investments in Securities (Cost $579,738)		563,620

Total Investments 99.6% (Cost $579,738)		$563,620
Other Assets and Liabilities, net 0.4%		2,149

Net Assets 100.0%		$565,769

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Coupon represents a weighted average yield to maturity.
	(c)						Zero coupon security.
	(d)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.560%			08/15/2038	09/14/2021	$2,490	$2,400	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$1,035	U.S. Treasury Bills 0.000% due 03/30/2023	$(1,056)	$1,035	$1,035

Total Repurchase Agreements						$(1,056)	$1,035	$1,035

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$19,102	$0	$19,102
	Alaska			0	552	0	552
	Arizona			0	8,513	0	8,513
	California			0	65,734	0	65,734
	Colorado			0	16,288	0	16,288
	Connecticut			0	29,327	0	29,327
	Delaware			0	2,485	0	2,485
	Florida			0	12,168	0	12,168
	Georgia			0	15,462	0	15,462
	Illinois			0	34,885	0	34,885
	Indiana			0	6,203	0	6,203
	Iowa			0	3,213	0	3,213
	Kansas			0	2,482	0	2,482
	Kentucky			0	6,238	0	6,238
	Louisiana			0	7,036	0	7,036
	Maryland			0	5,255	0	5,255
	Massachusetts			0	9,135	0	9,135
	Michigan			0	11,259	0	11,259
	Minnesota			0	1,900	0	1,900
	Mississippi			0	743	0	743
	Missouri			0	2,670	0	2,670
	Nebraska			0	4,885	0	4,885
	Nevada			0	1,341	0	1,341
	New Hampshire			0	3,304	0	3,304
	New Jersey			0	16,273	0	16,273
	New Mexico			0	6,195	0	6,195
	New York			0	59,931	0	59,931
	North Carolina			0	8,715	0	8,715
	Ohio			0	24,328	0	24,328
	Oregon			0	810	0	810
	Pennsylvania			0	24,857	0	24,857
	Puerto Rico			0	6,381	0	6,381
	South Carolina			0	7,398	0	7,398
	South Dakota			0	976	0	976
	Tennessee			0	4,301	0	4,301

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2022 (Unaudited)

Texas	0	43,143	0	43,143
Utah	0	827	0	827
Virginia	0	14,318	0	14,318
Washington	0	15,952	0	15,952
West Virginia	0	420	0	420
Wisconsin	0	8,414	0	8,414
Wyoming	0	15,000	0	15,000
U.S. Treasury Obligations	0	1,635	0	1,635
Short-Term Instruments
Repurchase Agreements	0	1,035	0	1,035
U.S. Treasury Bills	0	32,531	0	32,531

Total Investments	$0	$563,620	$0	$563,620

There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares is determined by dividing the total value of a Fund’s portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Fund generally does not calculate their NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Fund reserves the right to calculate their NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for Each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using such data reflecting the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Sources or quotes obtained from brokers and dealers. A Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Source. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are

Notes to Financial Statements (Cont.)

observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of September 30, 2022, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2022 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$12,399	$36,595	$(21,096)	$0	$0	$27,898	$118	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	0	1,048	(529)	0	0	519	3	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	3,879	3,912	(7,243)	0	0	548	9	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SOG	Societe Generale Paris
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	TOR	The Toronto-Dominion Bank
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
CBK	Citibank N.A.	MBC	HSBC Bank Plc

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	JPY	Japanese Yen
CAD	Canadian Dollar	ILS	Israeli Shekel	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	LIBOR06M	6 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	TSFR6M	Term SOFR 6-Month
CDX.IG	Credit Derivatives Index - Investment Grade	PRIME	Daily US Prime Rate	US0001M	ICE 1-Month USD LIBOR
LIBOR01M	1 Month USD-LIBOR	SOFR30A	30-day Secured Overnight Financing Rate Average	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR	SOFRINDX	Secured Overnight Financing Rate Index	US0012M	ICE 12-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind